    As filed with the Securities and Exchange Commission on April 27, 2000.


                                                       Registration No. 33-76162

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 21


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)

                               500 Boylston Street
                                    Suite 400
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                               James D. Gallagher
                            Vice President, Secretary
                               and General Counsel
                    The Manufacturers Life Insurance Company
                                of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)



                                    Copy to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                        1025 Thomas Jefferson Street, NW
                              Washington, DC 20007


It is proposed that this filing will become effective:

     / /  immediately upon filing pursuant to paragraph (b) of Rule 485


     /X/  on May 1, 2000 pursuant to paragraph (b) of Rule 485


     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485


     / /  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under File Nos. 33-28455, 33-9960 and 2-93435.

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item    Caption in Prospectus
Part A

1...........    Cover Page
2...........    Special Terms
3...........    Summary
4...........    Values; Performance Data; Financial Statements
5...........    General Information about Us, The Variable Account and The Trust
6...........    Charges and Deductions; Withdrawal Charges; Reduction or
                  Elimination of Withdrawal Charge; Administration Fees; Reduction or Elimination of Annual Administration Fee; Mortality and Expense Risk Charge; Taxes; Appendix C Example of Calculation of Withdrawal Charge; Appendix D - State Premium Taxes
7...........    Accumulation Period Provisions; Our Approval; Purchase Payments;
                  Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer Services -Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8...........    Pay-out Period Provisions; General; Annuity Options;
                  Determination of Amount of the First Variable Annuity Payment; Annuity Units and the Determination of Subsequent Variable Annuity Payments; Transfers During the Pay-out Period
9...........    Accumulation Period Provisions; Death Benefit During
                  Accumulation Period; Pay-out Period Provisions; Death Benefit During Pay-out Period
10..........    Accumulation Period Provisions; Purchase Payments; Accumulation
                  Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts
11..........    Withdrawals; Restrictions under the Texas Optional Retirement
                  Program; Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12..........    Federal Tax Matters; Introduction; Our Tax Status; Taxation of
                  Annuities in General; Qualified Retirement Plans
13..........    Legal Proceedings
14..........    Statement of Additional Information - Table of Contents


N-4 Item        Caption in Statement of
Part B          Additional Information

15..........    Cover Page
16..........    Table of Contents
17..........    General History and Information.
18..........    Services- Independent Auditors; Services-Servicing Agent
19..........    Not Applicable
20..........    Principal Underwriter
21..........    Performance Data
22..........    Not Applicable

23..........    Audited Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
 500 Boylston Street, Suite 400                      Post Office Box 9230
Boston, Massachusetts 02116-3739                Boston, Massachusetts 02205-9230
(617) 663-3000 or (800) 344-1029



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT." Contract values and annuity benefit payments are based upon fifty-four investment options. Forty-nine options are variable and five are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). We will provide the contract owner ("YOU") with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.

         - SHARES OF THE TRUST AND MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         - ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

         - The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History .......................................     3
Performance Data ......................................................     3
Services
     Independent Auditors .............................................    22
     Servicing Agent ..................................................    22
     Principal Underwriter ............................................    22
Audited Financial Statements ..........................................    23



                   The date of this Prospectus is May 1, 2000.

                                TABLE OF CONTENTS



SUMMARY ..................................................................    4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND
MERRILL VARIABLE FUNDS ...................................................   14
     The Manufacturers Life Insurance Company of North America ...........   14
     The Variable Account ................................................   14
     The Trust ...........................................................   15
     Merrill Variable Funds ..............................................   19
DESCRIPTION OF THE CONTRACT ..............................................   20
   ELIGIBLE GROUPS .......................................................   20
   ACCUMULATION PERIOD PROVISIONS ........................................   20
     Purchase Payments ...................................................   20
     Accumulation Units ..................................................   21
     Value of Accumulation Units .........................................   21
     Net Investment Factor ...............................................   22
     Transfers Among Investment Options ..................................   22
     Maximum Number of Investment Options ................................   22
     Telephone Transactions ..............................................   23
     Special Transfer Services - Dollar Cost Averaging ...................   23
     Asset Rebalancing Program ...........................................   23
     Withdrawals .........................................................   24
     Special Withdrawal Services - the Income Plan .......................   25
     Death Benefit During Accumulation Period ............................   26
   PAY-OUT PERIOD PROVISIONS .............................................   29
     General .............................................................   29
     Annuity Options .....................................................   30
     Determination of Amount of the First Variable Annuity Payment .......   31
     Annuity Units and the Determination of Subsequent Variable
     Annuity Payments ....................................................   31
     Transfers During Pay-out Period .....................................   32
     Death Benefit During Pay-out Period .................................   32
   OTHER CONTRACT PROVISIONS .............................................   32
     Ten Day Right to Review .............................................   32
     Ownership ...........................................................   32
     Annuitant ...........................................................   33
     Beneficiary .........................................................   33
     Modification ........................................................   33
     Our Approval ........................................................   33
     Discontinuance of New Owners ........................................   34
     Misstatement and Proof of Age, Sex or Survival ......................   34
   FIXED ACCOUNT INVESTMENT OPTIONS ......................................   34
   GUARANTEED RETIREMENT INCOME PROGRAM ..................................   37
CHARGES AND DEDUCTIONS ...................................................   39
     Withdrawal Charges ..................................................   40
     Reduction or Elimination of Withdrawal Charge .......................   41
     Administration Fees..................................................   42
     Reduction or Elimination of Annual Administration Fee ...............   42
     Mortality and Expense Risks Charge ..................................   42
     Taxes ...............................................................   43
     Expenses of Distributing Contracts ..................................   43
FEDERAL TAX MATTERS ......................................................   43
   INTRODUCTION ..........................................................   43
   OUR TAX STATUS ........................................................   44
   TAXATION OF ANNUITIES IN GENERAL ......................................   44
     Tax Deferral During Accumulation Period .............................   44
     Taxation of Partial and Full Withdrawals ............................   46
     Taxation of Annuity Benefit Payments ................................   46
     Taxation of Death Benefit Proceeds ..................................   47
     Penalty Tax on Premature Distributions ..............................   47
     Aggregation of Contracts ............................................   47
   QUALIFIED RETIREMENT PLANS ............................................   48
     Direct Rollovers ....................................................   49
     Loans ...............................................................   25
FEDERAL INCOME TAX WITHHOLDING ...........................................   49
GENERAL MATTERS ..........................................................   50
     Performance Data ....................................................   50
     Asset Allocation and Timing Services ................................   50
     Restrictions under the Texas Optional Retirement Program ............   50
     Distribution of Contracts ...........................................   51
     Contract Owner Inquiries ............................................   51
     Confirmation Statements .............................................   51
     Legal Proceedings ...................................................   51
     Year 2000 Issues ....................................................   51
     Cancellation of Contract ............................................   52
     Voting Interest .....................................................   53
     Reinsurance Arrangements ............................................   53
APPENDIX A: SPECIAL TERMS ................................................  A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS
            DESCRIBED IN THIS PROSPECTUS .................................  B-1
APPENDIX C: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................  C-1
APPENDIX D: STATE PREMIUM TAXES ..........................................  D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY AGE ............................  E-1
APPENDIX F: PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS ..................  F-1
APPENDIX G: PRIOR CONTRACTS - VEN 1 AND VEN 3 CONTRACTS ..................  G-1
APPENDIX H: EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS ...................  H-1
APPENDIX I: EXCHANGE OFFER - VEN 1 AND VEN 3CONTRACTS ....................  I-1
APPENDIX J: EXCHANGE OFFER - MANAMERICA LIFESTYLE ANNUITY CONTRACTS ......  J-1
APPENDIX K: EXCHANGE OFFER - MANAMERICA MULTI-ACCOUNT
            FLEXIBLE PAYMENT VARIABLE ANNUITY ............................  K-1
APPENDIX L: QUALIFIED PLAN TYPES .........................................  L-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.

OTHER CONTRACTS. Prior to 1995, we issued four classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987; "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993; "VEN 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see "Appendices F and G").

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-nine Variable Account investment options and five fixed account investment options are available under the contract. Each of the forty-nine Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust or Merrill Variable Funds. A full description of each portfolio of the Trust or Merrill Variable Funds is in the accompanying Prospectus of the Trust or Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options. Fixed accounts are not available in all states.



Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See F for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix G for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

GUARANTEED RETIREMENT INCOME PROGRAM. The Guaranteed Retirement Income Program ("GRIP") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals (the "INCOME BASE"). The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base to the monthly income factors set forth in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract. GRIP is available for new contracts issued on or after May 1, 1998. GRIP is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Trust and Merrill Variable Funds.

CONTRACT OWNER TRANSACTION EXPENSES

See Appendix F for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix G for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

Deferred sales load (as percentage of purchase payments)

  NUMBER OF COMPLETE YEARS                                    WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                                     PERCENTAGE
              0                                                      6%
              1                                                      6%
              2                                                      5%
              3                                                      5%
              4                                                      4%
              5                                                      3%
              6                                                      2%
              7+                                                     0%

ANNUAL CONTRACT FEE ...............................................   $  30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
Mortality and expense risks fee....................................    1.25%
Administration fee - asset based...................................    0.15%
Total Separate Account Annual Expenses.............................    1.40%
OPTIONAL GRIP RIDER FEE............................................    0.25%(2)
   (as a percentage of the Income Base)

(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. See Appendix F.

(2) If the Guaranteed Retirement Income Program is elected, this fee is deducted on each contract anniversary. The Guaranteed Retirement Income Program is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts (see "GUARANTEED RETIREMENT INCOME PROGRAM").

TRUST ANNUAL EXPENSES


(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)



                                OTHER EXPENSES
                                  MANAGEMENT     (AFTER EXPENSE    TOTAL TRUST
TRUST PORTFOLIO                      FEES        REIMBURSEMENT)  ANNUAL EXPENSES
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets..      0.850%           0.260%            1.110%
Internet Technologies.........      1.150%           0.136%(A)         1.286%
Science & Technology..........      1.100%           0.060%            1.160%
International Small Cap.......      1.100%           0.270%            1.370%
Aggressive Growth.............      1.000%(F)        0.130%            1.130%
Emerging Small Company........      1.050%           0.070%            1.120%
Small Company Blend...........      1.050%           0.250%(A)         1.300%(E)
Dynamic Growth................      1.000%(F)        0.132%(A)         1.132%
Mid Cap Stock.................      0.925%           0.100%(A)         1.025%(E)
All Cap Growth(H).............      0.950%(F)        0.070%            1.020%
Overseas......................      0.950%           0.260%            1.210%
International Stock...........      1.050%           0.200%            1.250%
International Value...........      1.000%           0.230%(A)         1.230%(E)
Mid Cap Blend.................      0.850%(F)        0.060%            0.910%

                                                 OTHER EXPENSES
                                  MANAGEMENT     (AFTER EXPENSE    TOTAL TRUST
TRUST PORTFOLIO                      FEES        REIMBURSEMENT)  ANNUAL EXPENSES
--------------------------------------------------------------------------------
Small Company Value............      1.050%           0.170%           1.220%
Global Equity..................      0.900%           0.160%           1.060%
Growth.........................      0.850%           0.050%           0.900%
Large Cap Growth...............      0.875%(F)        0.100%           0.975%
Quantitative Equity............      0.700%           0.060%           0.760%
Blue Chip Growth...............      0.875%(F)        0.050%           0.925%
Real Estate Securities.........      0.700%           0.070%           0.770%
Value..........................      0.800%           0.070%           0.870%
Tactical Allocation............      0.900%           0.127%(A)        1.027%
Growth & Income................      0.750%           0.050%           0.800%
U.S. Large Cap Value...........      0.875%           0.070%(A)        0.945%(E)
Equity-Income..................      0.875%(F)        0.060%           0.935%
Income & Value.................      0.800%(F)        0.080%           0.880%
Balanced.......................      0.800%           0.070%           0.870%
High Yield.....................      0.775%           0.065%           0.840%
Strategic Bond.................      0.775%           0.095%           0.870%
Global Bond....................      0.800%           0.180%           0.980%
Total Return...................      0.775%           0.060%(A)        0.835%(E)
Investment Quality Bond........      0.650%           0.120%           0.770%
Diversified Bond...............      0.750%           0.090%           0.840%
U.S. Government Securities.....      0.650%           0.070%           0.720%
Money Market...................      0.500%           0.050%           0.550%
Small Cap Index................      0.525%           0.075%(A)(G)     0.600%
International Index............      0.550%           0.050%(A)(G)     0.600%
Mid Cap Index..................      0.525%           0.075%(A)(G)     0.600%
Total Stock Market Index.......      0.525%           0.075%(A)(G)     0.600%
500 Index......................      0.525%           0.039%(A)(G)     0.564%
Lifestyle Aggressive 1000(D)...      0.075%           1.060%(B)        1.135%(C)
Lifestyle Growth 820(D)........      0.057%           1.008%(B)        1.065%(C)
Lifestyle Balanced 640(D)......      0.057%           0.928%(B)        0.985%(C)
Lifestyle Moderate 460(D)......      0.066%           0.869%(B)        0.935%(C)
Lifestyle Conservative 280(D)..      0.075%           0.780%(B)        0.855%(C)


-----------------


(A)  Based on estimates to be made during the current fiscal year.



(B)  Reflects expenses of the Underlying Portfolios.



(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as follows:



    If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. IF the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes: (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

   This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:


                                       MANAGEMENT     OTHER        TOTAL TRUST
     TRUST PORTFOLIO                      FEES       EXPENSES    ANNUAL EXPENSES
     Lifestyle Aggressive 1000.....      0.075%       1.090%         1.165%
     Lifestyle Growth 820..........      0.057%       1.030%         1.087%
     Lifestyle Balanced 640........      0.057%       0.940%         0.997%
     Lifestyle Moderate 460........      0.066%       0.900%         0.966%
     Lifestyle Conservative 280....      0.075%       0.810%         0.885%


(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.


(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.

(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.


(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.022% higher for the International Index Trust, 0.014% higher for the Small Cap Index Trust, 0.060% higher for the Mid Cap Index Trust and 0.005% higher for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H)  Formerly, the Mid Cap Growth Trust.


MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)


                                                                                        Total Annual Fund
                                            Management                                  Operating Expenses
                                               Fee                    Other Expenses      (After Expense
                                          (After Expense              (After Expense      Reimbursement
                                        Reimbursement and    12b-1      Reimbursement       and Waiver)(B)
              Portfolio                      Waiver)         Fees      and Waiver)(A)
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus(D)        0.75%          0.15%         0.06%              0.96%
Merrill Lynch Basic Value Focus               0.60%          0.15%         0.06%              0.81%
Merrill Lynch Developing Capital              0.53%(C)         0.15%         0.72%              1.40%(C)
Markets Focus



-----------------



(A) Note that these are the expenses for the fiscal year ended December 31, 1999.



(B) Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.



(C) During 1999, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.47% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.87%, respectively. This voluntary expense waiver may be terminated at any time.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.


Example

         The Example of Expenses below is shown with both the Optional GRIP Rider Fee reflected and with it not reflected. The Optional GRIP Rider Fee is assessed if the Guaranteed Retirement Income Program is elected. For more information see "Guaranteed Retirement Income Program" below.

I.       The Optional GRIP Rider Fee is NOT reflected in the following example.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


PORTFOLIO                                                        1 YEAR       3 YEARS       5 YEARS(A)     5 YEARS       10 YEARS
Pacific Rim Emerging Markets........................               $81         $128           $166           $176          $290
Internet Technologies...............................                83          133            175            185           307
Science & Technology................................                82          130            169            179           294
International Small Cap.............................                84          136            179            189           315
Aggressive Growth...................................                82          129            167            177           291
Emerging Small Company..............................                81          129            167            177           290
Small Company Blend.................................                83          134            175            185           308
Dynamic Growth......................................                82          129            167            177           292
Mid Cap Stock.......................................                81          126            162            172           281
All Cap Growth(B)...................................                81          126            162            172           281
Overseas............................................                82          131            171            181           299
International Stock.................................                83          132            173            183           303
International Value.................................                83          132            172            182           301
Mid Cap Blend.......................................                79          123            156            166           270
Small Company Value.................................                82          132            171            181           300
Global Equity.......................................                81          127            164            174           285
Growth..............................................                79          122            156            166           269
Large Cap Growth....................................                80          125            159            169           276
Quantitative Equity.................................                78          118            148            158           254
Blue Chip Growth....................................                80          123            157            167           271
Real Estate Securities..............................                78          119            149            159           255
Value...............................................                79          122            154            164           266
Tactical Allocation.................................                81          126            162            172           281
Growth & Income.....................................                78          120            150            160           258
U.S. Large Cap Value................................                80          124            158            168           273
Equity-Income.......................................                80          123            157            167           272
Income & Value......................................                79          122            155            165           267
Balanced............................................                79          122            154            164           266
High Yield..........................................                79          121            153            163           263
Strategic Bond......................................                79          122            154            164           266
Global Bond.........................................                80          125            160            170           277
Total Return........................................                79          121            152            162           262
Investment Quality Bond.............................                78          119            149            159           255
Diversified Bond....................................                79          121            153            163           263
U.S. Government Securities..........................                78          117            146            156           250
Money Market........................................                76          112            138            148           233
Small Cap Index.....................................                77          114            140            150           238
International Index.................................                77          114            140            150           238
Mid Cap Index.......................................                77          114            140            150           238

PORTFOLIO                                                        1 YEAR       3 YEARS       5 YEARSA       5 YEARS       10 YEARS
Total Stock Market Index............................                77          114            140            150           238
500 Index...........................................                76          113            138            148           234
Lifestyle Aggressive 1000...........................                82          129            167            177           292
Lifestyle Growth 820................................                81          127            164            174           285
Lifestyle Balanced 640..............................                80          125            160            170           277
Lifestyle Moderate 460..............................                80          123            157            167           272
Lifestyle Conservative 280..........................                79          121            153            163           264
Merrill Lynch Small Cap Value
  Focus(C)..........................................                80          124            159            169           275
Merrill Lynch Basic Value Focus.....................                79          120            151            161           260
Merrill Lynch Developing Capital
  Markets Focus.....................................                84          137            180            190           318




-----------------



(A) For Ven 7 and Ven 8 contracts only (as described in Appendix F). The difference in amounts is attributable to the different withdrawal charges. See Appendix F.



(B)  Formerly, the Mid Cap Growth Trust.



(C)  Formerly, the Merrill Lynch Special Value Focus Fund.



II. The Optional GRIP Rider Fee is NOT reflected in the following example.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Pacific Rim Emerging Markets..........       $26      $80      $136       $290
Internet Technologies.................        28       85       145        307
Science & Technology..................        26       81       139        294
International Small Cap...............        29       87       149        315
Aggressive Growth.....................        26       80       137        291
Emerging Small Company................        26       80       137        290
Small Company Blend...................        28       85       145        308
Dynamic Growth........................        26       80       137        292
Mid Cap Stock.........................        25       77       132        281
All Cap Growth(A).....................        25       77       132        281
Overseas..............................        27       83       141        299
International Stock...................        27       84       143        303
International Value...................        27       83       142        301
Mid Cap Blend.........................        24       74       126        270
Small Company Value...................        27       83       141        300
Global Equity.........................        25       78       134        285
Growth................................        24       73       126        269
Large Cap Growth......................        25       76       129        276
Quantitative Equity...................        22       69       118        254
Blue Chip Growth......................        24       74       127        271
Real Estate Securities................        23       69       119        255
Value.................................        24       72       124        266
Tactical Allocation...................        25       77       132        281
Growth & Income.......................        23       70       120        258
U.S. Large Cap Value..................        24       75       128        273
Equity-Income.........................        24       74       127        272
Income & Value........................        24       73       125        267
Balanced..............................        24       72       124        266
High Yield............................        23       72       123        263
Strategic Bond........................        24       72       124        266
Global Bond...........................        25       76       130        277
Total Return..........................        23       71       122        262
Investment Quality Bond...............        23       69       119        255

PORTFOLIO                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Diversified Bond......................        23       72       123        263
U.S. Government Securities............        22       68       116        250
Money Market..........................        20       63       108        233
Small Cap Index.......................        21       64       110        238
International Index...................        21       64       110        238
Mid Cap Index.........................        21       64       110        238
Total Stock Market Index..............        21       64       110        238
500 Index.............................        20       63       108        234
Lifestyle Aggressive 1000.............        26       80       137        292
Lifestyle Growth 820..................        25       78       134        285
Lifestyle Balanced 640................        25       76       130        277
Lifestyle Moderate 460................        24       74       127        272
Lifestyle Conservative 280............        23       72       123        264
Merrill Lynch Small Cap Value
  Focus(B)............................        24       75       129        275
Merrill Lynch Basic Value Focus.......        23       71       121        260
Merrill Lynch Developing Capital
  Markets Focus.......................        29       88       150        318



-----------------



A  Formerly, the Mid Cap Growth Trust.



B  Formerly, the Merrill Lynch Special Value Focus Fund.



III. The Optional GRIP Rider Fee is reflected in the following example. The example assumes a growth factor of 6% and the Income Base is not stepped-up.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


PORTFOLIO                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Pacific Rim Emerging Markets.........       $84      $136      $190       $321
Internet Technologies................        86       141       199        338
Science & Technology.................        84       138       193        326
International Small Cap..............        86       144       203        346
Aggressive Growth....................        84       137       191        323
Emerging Small Company...............        84       137       191        322
Small Company Blend..................        86       142       200        339
Dynamic Growth.......................        84       137       191        323
Mid Cap Stock........................        83       134       186        313
All Cap Growth(A)....................        83       134       186        312
Overseas.............................        85       139       195        331
International Stock..................        85       140       197        334
International Value..................        85       140       196        333
Mid Cap Blend........................        82       131       180        301
Small Company Value..................        85       140       196        332
Global Equity........................        84       135       188        316
Growth...............................        82       130       180        300
Large Cap Growth.....................        83       133       184        308
Quantitative Equity..................        81       126       173        286
Blue Chip Growth.....................        82       131       181        303
Real Estate Securities...............        81       127       173        287
Value................................        82       130       178        297
Tactical Allocation..................        83       134       186        313
Growth & Income......................        81       128       175        290
U.S. Large Cap Value.................        82       132       182        305
Equity-Income........................        82       131       182        304
Income & Value.......................        82       130       179        298
Balanced.............................        82       130       178        297
High Yield...........................        81       129       177        294

PORTFOLIO                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Strategic Bond.......................        82       130       178        297
Global Bond..........................        83       133       184        308
Total Return.........................        81       129       177        294
Investment Quality Bond..............        81       127       173        287
Diversified Bond.....................        81       129       177        294
U.S. Government Securities...........        80       125       171        282
Money Market.........................        79       120       162        265
Small Cap Index......................        79       122       165        270
International Index..................        79       122       165        270
Mid Cap Index........................        79       122       165        270
Total Stock Market Index.............        79       122       165        270
500 Index............................        79       121       163        266
Lifestyle Aggressive 1000............        84       137       192        323
Lifestyle Growth 820.................        84       135       188        317
Lifestyle Balanced 640...............        83       133       184        309
Lifestyle Moderate 460...............        82       131       182        304
Lifestyle Conservative 280...........        82       129       178        296
Merrill Lynch Small Cap Value
  Focus(B)...........................        83       132       183        306
Merrill Lynch Basic Value Focus......        81       128       175        291
Merrill Lynch Developing Capital
  Markets Focus......................        87       145       205        348



-----------------



A  Formerly, the Mid Cap Growth Trust.



B  Formerly, the Merrill Lynch Special Value Focus Fund.


IV. The Optional GRIP Rider Fee is reflected in the following example. The example assumes a growth factor of 6% and the Income Base is not stepped-up.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
Pacific Rim Emerging Markets.........       $29      $88      $150       $321
Internet Technologies................        30       93       159        338
Science & Technology.................        29       89       153        326
International Small Cap..............        31       96       163        346
Aggressive Growth....................        29       89       151        323
Emerging Small Company...............        29       88       151        322
Small Company Blend..................        30       94       160        339
Dynamic Growth.......................        29       89       151        323
Mid Cap Stock........................        28       85       146        313
All Cap Growth(A)....................        28       85       146        312
Overseas.............................        30       91       155        331
International Stock..................        30       92       157        334
International Value..................        30       92       156        333
Mid Cap Blend........................        27       82       140        301
Small Company Value..................        30       91       156        332
Global Equity........................        28       86       148        316
Growth...............................        26       82       140        300
Large Cap Growth.....................        27       84       144        308
Quantitative Equity..................        25       77       133        286
Blue Chip Growth.....................        27       82       141        303
Real Estate Securities...............        25       78       133        287
Value................................        26       81       138        297
Tactical Allocation..................        28       85       146        313

PORTFOLIO                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
Growth & Income......................        25       79       135        290
U.S. Large Cap Value.................        27       83       142        305
Equity-Income........................        27       83       142        304
Income & Value.......................        26       81       139        298
Balanced.............................        26       81       138        297
High Yield...........................        26       80       137        294
Strategic Bond.......................        26       81       138        297
Global Bond..........................        27       84       144        308
Total Return.........................        26       80       137        294
Investment Quality Bond..............        25       78       133        287
Diversified Bond.....................        26       80       137        294
U.S. Government Securities...........        25       76       131        282
Money Market.........................        23       71       122        265
Small Cap Index......................        23       73       125        270
International Index..................        23       73       125        270
Mid Cap Index........................        23       73       125        270
Total Stock Market Index.............        23       73       125        270
500 Index............................        23       71       123        266
Lifestyle Aggressive 1000............        29       89       152        323
Lifestyle Growth 820.................        28       87       148        317
Lifestyle Balanced 640...............        27       84       144        309
Lifestyle Moderate 460...............        27       83       142        304
Lifestyle Conservative 280...........        26       80       138        296
Merrill Lynch Small Cap Value
  Focus(B)...........................        27       83       143        306
Merrill Lynch Basic Value Focus......        26       79       135        291
Merrill Lynch Developing Capital
  Markets Focus......................        31       97       165        348



-----------------



(A)  Formerly, the Mid Cap Growth Trust.



(B)  Formerly, the Merrill Lynch Special Value Focus Fund.



         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" and "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

We are an indirect subsidiary of MFC.


         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust or Merrill Variable Funds portfolio(s) you select.

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has forty-nine sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix G for information on sub-accounts available to Ven 1 contracts.

THE TRUST

The Trust and Merrill Variable Funds are mutual funds in which the Variable Account invests.


         The assets of each sub-account of the Variable Account (other than the three sub-accounts invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Bond Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC("MSS").



         The Trust currently has nineteen subadvisers who manage all of the portfolios, one of which is Manufacturers Adviser Corporation. Both MSS and Manufacturers Adviser Corporation are affiliates of ours.



SUBADVISER                                    TRUST PORTFOLIOS MANAGED
A I M Capital Management, Inc.                Aggressive Growth Trust
                                              All Cap Growth Trust(A)

AXA Rosenberg Investment Management LLC       Small Company Value Trust

Capital Guardian Trust Company                Small Company Blend Trust
                                              U.S. Large Cap Value Trust
                                              Income & Value Trust
                                              Diversified Bond Trust

Fidelity Management Trust Company             Overseas Trust
                                              Mid Cap Blend Trust
                                              Large Cap Growth Trust

Founders Asset Management LLC                 International Small Cap Trust
                                              Balanced Trust

Franklin Advisers, Inc.                       Emerging Small Company Trust

Janus Capital Corporation                     Dynamic Growth Trust

Manufacturers Adviser Corporation             Pacific Rim Emerging Markets Trust
                                              Quantitative Equity Trust
                                              Real Estate Securities Trust
                                              Money Market Trust
                                              Index Trusts
                                              Lifestyle Trusts(B)

Miller Anderson & Sherrerd, LLP               Value Trust
                                              High Yield Trust

Mitchell Hutchins Investment Management Inc.  Tactical Allocation Trust

Morgan Stanley Asset Management Inc.          Global Equity Trust

Munder Capital Management                     Internet Technologies Trust

Pacific Investment Management Company         Global Bond Trust
                                              Total Return Trust

Rowe Price-Fleming International, Inc.        International Stock Trust

Salomon Brothers Asset Management Inc         Strategic Bond Trust
                                              U.S. Government Securities Trust

SUBADVISER                                    TRUST PORTFOLIOS MANAGED
State Street Global Advisors                  Growth Trust
                                              Lifestyle Trusts(B)

T. Rowe Price Associates, Inc.                Science & Technology Trust
                                              Blue Chip Growth Trust
                                              Equity-Income Trust

Templeton Investment Counsel, Inc.            International Value Trust

Wellington Management Company, LLP            Mid Cap Stock Trust
                                              Growth & Income Trust
                                              Investment Quality Bond Trust



-----------------



(A)  Formerly, the Mid Cap Growth Trust.



(B) State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


         The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).



         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science & technology. Current income is incidental to the portfolio's objective.


         The INTERNATIONAL SMALL CAP TRUST seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.


         The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential with normally at least 50% of its equity assets in medium-sized companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.


         The ALL CAP GROWTH TRUST (formerly, the Mid Cap Growth Trust) seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced, above-average, long-term growth in earnings and have excellent proposals for future growth.


         The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


         The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal circumstances, at least 65% of the portfolio's assets in common stocks of companies with total market capitalization that approximately match the range of capitalization of the Russell 2000 Index and are traded principally in the markets of the United States.


         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.


         The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index. *



         The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*



         The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*



         The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*



         The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*


         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("UNDERLYING PORTFOLIOS") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


         *"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)"are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan

Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

MERRILL VARIABLE FUNDS

         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. The portfolios are not available for investment for Ven 1, Ven 3 and Ven 8 contract owners. Set forth below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.


         The MERRILL LYNCH SMALL CAP VALUE FOCUS FUND (formerly, the Merrill Lynch Special Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.


         The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the fund believes it is worth) and therefore represent basic investment value.

         The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the U.S., United Kingdom, Japan and Germany. The fund may also invest in fixed income securities of companies and governments in these countries. The fund's management anticipates that under most circumstances the fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

         If shares of a portfolio of the Trust or a Merrill Variable Fund are no longer available for investment or in our judgment investment in a portfolio of the Trust or a Merrill Variable Fund becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, Merrill Variable Funds or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote shares.

         Shares of the Trust portfolios or the Merrill Variable Funds portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with MSS, the principal underwriter of the contracts.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

         Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

         In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

         See Appendix F for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix G for information on purchase payments applicable to Ven 3 and Ven 1 contracts.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust or Merrill Variable Funds portfolio.

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust or Merrill Variable Funds portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks). See Appendix G for the mortality and expense risks fees for Ven 1 contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts invested may be transferred among investment options.

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).


         See Appendix G for information on Transfers Among Investment Options applicable to Ven 1 and Ven 3 contracts.


MAXIMUM NUMBER OF INVESTMENT OPTIONS


         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

Telephone transfers and withdrawals are permitted.

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program. See Appendix G for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX L - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

         For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix F, and to Ven 1 and Ven 3 contracts see Appendix G.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         AMOUNT OF DEATH BENEFIT.

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

Annuity benefit payments may be paid in several ways.

         You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania, Appendix F for Ven 7 and Ven 8 contracts, and Appendix G for Ven 3 and Ven 1 contracts.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix G. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENT

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust or Merrill Variable Funds portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

You have a ten-day right to cancel your contract.

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

You are entitled to exercise all rights under your contract.

         See Appendix F for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

MODIFICATION

          We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

          In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

         For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

The fixed account investment options are not securities.

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract for contracts issued after January 1, 1999 under a reinsurance agreement with substantially similar terms to the Peoples reinsurance agreement.

Fixed account investment options guarantee interest of at least 3% .

         INVESTMENT OPTIONS. Currently, there are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in the one year fixed account investment option within six years of the maturity date.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

A market value charge may apply to certain transactions.

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A -  The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We make no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix F for information on the market value charge applicable to Ven 7 and Ven 8 contracts.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix F for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX L - QUALIFIED PLAN TYPES"

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below. The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program ("GRIP") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the annuity purchase rates set forth in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.

         GRIP is available for new contracts issued on or after May 1, 1998. GRIP is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options.

         Income Base.  The Income Base is equal to (a) less (b), where

(a) is the sum of all payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

(b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

         GRIP can only be elected at issue and, once elected, is irrevocable.

         The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

         The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.

         Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

         Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

         Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:

         1. GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.

         2. GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.

         Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

         Option 1: Life Annuity with a 10-Year Period certain. An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain. An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. The annuitant may only be changed to an individual that is the same age or younger than the current annuitant. Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts.

         In the case of Qualified Plans, if the annuitant is at an advanced age upon exercise of GRIP, we will shorten the guarantee period as follows: The guarantee period will be the life expectancy of the annuitant(s), as specified by IRS Unisex tables (partial years are not counted). Life expectancy will be based on single life or joint life IRS tables, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         Illustrated below are GRIP amounts per $100,000 of initial payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and assuming there was no step-up of the Income Base. We will, upon request, provide illustrations of GRIP for an annuitant based on other assumptions.

                        GRIP-Annual Income Life     GRIP-Annual Income Joint &
Contract Anniversary     Annuity with 10 Year     Survivor Life Annuity with 20
     at Election            Period Certain            Year Period Certain
--------------------------------------------------------------------------------
          7                   $ 9,797                      $ 7,830
         10                   $12,593                      $ 9,842
         15                   $19,124                      $14,293

         GRIP Rider Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Rider Fee (the "Rider Fee"). On or before the Maturity Date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.

         GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "GUARANTEED RETIREMENT INCOME PROGRAM," WITHDRAWALS WILL REDUCE GRIP.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust and Merrill Variable Funds portfolios that are described in the accompanying Prospectuses of the Trust and Merrill Variable Funds. For information on the GRIP Rider Fee, see "Guaranteed Retirement Income Program" above.

WITHDRAWAL CHARGES

         For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

   NUMBER OF COMPLETE YEARS                                WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                                   PERCENTAGE
--------------------------------------------------------------------------------
           0                                                      6%
           1                                                      6%
           2                                                      5%
           3                                                      5%
           4                                                      4%
           5                                                      3%
           6                                                      2%
           7+                                                     0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix F and to Ven 3 and Ven 1 contracts see Appendix G.

We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks.

         Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

         The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

         1. The size and type of group to which administrative services are to be provided will be considered.

         2. The total amount of purchase payments to be received will be considered.

         3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

         If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

         For information on mortality and expense risks charges for Ven 1 contracts see Appendix G.

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.5% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust or the Merrill Variable Funds, we expect that the Trust and the Merrill Variable Funds will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals prior to age 59-1/2 may incur a 10% IRS penalty tax.

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         -        received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix L to this Prospectus. Appendix L also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) hardship distributions as defined in the tax law.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

         See Appendix G for information on Loans applicable to Ven 1 and Ven 3 contracts.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income tax payments.

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

We may advertise our investment performance.

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES


         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay broker-dealers to sell the contracts.

         Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD LOGAN"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

         We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "Merrill Variable Funds", we will vote shares of the Trust portfolios and the Merrill Variable Funds held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

         Annuity Service Office - The mailing address of the service office is P.O. Box 9230, Boston, Massachusetts 02205-9230.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

         Contract Date - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Group Holder - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.

         Investment Options - The investment choices available to contract owners. Currently, there are forty-nine variable and five fixed investment options under the contract.

         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

         Net Purchase Payment - The purchase payment less the amount of premium tax.

         Non-Qualified Certificates - Certificates issued under non-qualified Contracts.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed. The maximum issue age is 85.

         Pay-out Period - The pay-out period is the period when we make annuity benefit payments to you.

         Portfolio - A separate investment portfolio of the Trust or the Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Certificates - Certificates issued under qualified contracts.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                      TABLE OF ACCUMULATION UNIT VALUES FOR



                     CONTRACTS DESCRIBED IN THIS PROSPECTUS(A)




                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR(B)       AT END OF YEAR       AT END OF YEAR       AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Pacific Rim
     Emerging Markets

  1997                       $12.500000              $ 8.180904              461,452.138             74,344.781
  1998                         8.180904                7.695249              755,538.125            157,041.182
  1999                         7.695249               12.359297            2,290,228.806            516,973.155
Science & Technology

  1997                       $12.500000              $13.647195            1,643,020.899            385,384.991
  1998                        13.647195               14.381705            1,766,701.306            733,336.652
  1999                        14.381705               37.943261            9,827,872.523          2,787,082.717
International Small Cap

  1996                       $12.500000              $13.493094            2,508,877.311            265,493.981
  1997                        13.493094               13.410016            3,471,789.485            411,567.524
  1998                        13.410016               14.792077            3,364,323.347            445,595.774
  1999                        14.792077               26.974754            3,104,142.787            590,286.471
Aggressive Growth

  1997                       $12.500000              $12.327066            1,855,271.120            347,682.217
  1998                        12.327066               12.680777            2,204,988.070            413,146.923
  1999                        12.680777               16.628126            3,175,556.947            642,031.433
Emerging Small Company

  1997                       $12.500000              $14.574077            1,261,104.634            211,397.254
  1998                        14.574077               14.381705            1,766,701.306            346,289.470
  1999                        14.381705               24.610648            2,282,640.849            391,924.052
Small Company Blend

  1999                       $12.500000              $15.922213            1,081,325.431            236,863.814
Mid Cap Stock

  1999                       $12.500000              $12.483520              937,955.877            199,187.406
All Cap Growth(C)

  1996                       $12.500000              $13.215952            4,970,485.965            684,451.580
  1997                        13.215952               15.020670            7,199,403.308          1,150,785.107
  1998                        15.020670               19.002856            8,705,899.524          1,409,072.931
  1999                        19.002856               27.113084            9,777,264.740          1,841,074.862
Overseas

  1995                       $10.000000              $10.554228            2,338,302.067            403,796.120
  1996                        10.554228               11.718276            6,224,551.234            783,705.750
  1997                        11.718276               11.545714            7,490,974.192          1,064,531.666
  1998                        11.545714               12.290162            7,846,958.079          1,111,741.652
  1999                        12.290162               17.044524            9,341,522.459          1,269,249.155
International Stock

  1997                       $12.500000              $12.652231            1,311,720.798            204,655.753
  1998                        12.652231               14.337171            1,682,421.588            309,081.617
  1999                        14.337171               18.338932            2,281,283.494            439,631.206
International Value

  1999                       $12.500000              $12.860110              962,070.937            179,717.654


                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR(B)       AT END OF YEAR       AT END OF YEAR       AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Mid Cap Blend

  1994                       $14.381312              $14.786831              891,587.416            156,302.930
  1995                        14.786831               20.821819            5,881,806.714            761,321.040
  1996                        20.821819               24.664354           12,141,813.159          1,637,731.552
  1997                        24.664354               29.002593           13,343,419.201          1,935,946.769
  1998                        29.002593               31.289551           13,823,427.732          2,089,408.090
  1999                        31.289551               39.416089           12,680,796.239          2,169,912.103
Small Company Value

  1997                       $12.500000              $11.898363              620,681.436             59,637.804
  1998                        11.898363               11.178700            2,716,433.485            363,594.336
  1999                        11.178700               11.904646            2,227,809.455            447,851.113
Global Equity

  1994                       $16.715126              $15.500933              951,915.210            171,668.821
  1995                        15.500933               16.459655            3,472,776.106            583,284.547
  1996                        16.459655               18.276450            6,625,243.867            923,612.249
  1997                        18.276450               21.770913            8,196,104.137          1,299,904.123
  1998                        21.770913               24.098970            9,225,007.542          1,410,900.881
  1999                        24.098970               24.633827            8,734,027.228          1,417,111.243
Growth

  1996                       $12.500000              $13.727312            1,629,270.725            252,538.943
  1997                        13.727312               16.968111            3,610,591.057            639,712.776
  1998                        16.968111               20.739989            4,904,765.089          1,046,714.538
  1999                        20.739989               28.060585            7,961,636.213          1,786,314.584
Large Cap Growth

  1994                       $12.538660              $12.381395              202,014.859             41,051.814
  1995                        12.381395               14.990551              963,754.656            102,929.895
  1996                        14.990551               16.701647            1,725,531.634            162,245.394
  1997                        16.701647               19.614359            1,842,826.443            188,134.226
  1998                        19.614359               23.040505            2,032,060.452            207,714.978
  1999                        23.040505               28.465074            3,457,002.544            540,918.056
Quantitative Equity

  1997                       $12.500000              $16.107191              634,340.601            215,077.482
  1998                        16.107191               20.068624            1,177,427.311            600,960.185
  1999                        20.068624               24.202942            2,895,069.542          1,393,991.081
Blue Chip Growth

  1994                       $ 8.699511              $ 8.837480              427,027.154             67,651.751
  1995                         8.837480               11.026969            3,534,123.332            532,417.987
  1996                        11.026969               13.688523            7,508,607.872          1,036,815.886
  1997                        13.688523               17.134232           11,974,571.122          2,075,335.712
  1998                        17.134232               21.710674           15,628,004.547          3,273,092.167
  1999                        21.710674               25.568866           21,222,107.562          5,266,110.754
Real Estate Securities

  1997                       $12.500000              $14.949140              961,596.983            145,941.281
  1998                        14.949140               12.317190            1,341,124.477            239,992.320
  1999                        12.317190               11.174188            1,134,441.161            266,405.169
Value

  1997                       $12.500000              $15.057118            2,974,221.078            477,917.950
  1998                        15.057118               14.591878            4,657,068.062            850,683.716
  1999                        14.591878               13.987433            4,097,746.800            820,885.210

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR(B)       AT END OF YEAR       AT END OF YEAR       AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Growth & Income

  1994                       $13.239339              $13.076664              675,761.489            147,028.139
  1995                        13.076664               16.660889            4,936,977.686            916,107.230
  1996                        16.660889               20.178770           11,948,147.164          2,035,385.742
  1997                        20.178770               26.431239           17,029,624.733          3,295,978.088
  1998                        26.431239               32.976967           21,547,089.791          4,330,884.038
  1999                        32.976967               38.655938           27,232,378.764          5,915,996.753
U.S. Large Cap Value

  1999                       $12.500000              $12.721279            3,353,379.148          1,016,576.242
Equity-Income

  1994                       $11.375744              $11.107620              747,374.695            147,434.130
  1995                        11.107620               13.548849            4,453,647.654            816,934.091
  1996                        13.548849               16.011513           12,141,813.159          1,486,734.204
  1997                        16.011513               20.479412           13,420,571.870          2,237,941.970
  1998                        20.479412               22.054902           15,001,075.906          2,680,312.794
  1999                        22.054902               22.487758           13,946,555.915          2,908,844.039
Income & Value

  1994                       $12.522239              $12.396295              462,460.272             98,925.767
  1995                        12.396295               14.752561            2,139,216.556            312,206.344
  1996                        14.752561               15.995076            3,599,312.544            518,913.471
  1997                        15.995076               18.276161            3,631,403.547            675,599.424
  1998                        18.276161               20.742457            3,813,045.822            696,068.359
  1999                        20.742457               22.230152            5,286,263.515          1,002,438.443
Balanced

  1997                       $12.500000              $14.609853              761,001.508            102,157.738
  1998                        14.609853               16.459454            2,088,848.755            363,163.201
  1999                        16.459454               15.962370            2,427,979.502            569,650.577
High Yield

  1997                       $12.500000              $13.890491            1,854,776.096            338,419.694
  1998                        13.890491               14.078376            3,005,790.085          1,031,379.259
  1999                        14.078376               14.993652            3,643,194.244            890,597.699
Strategic Bond

  1994                       $10.192707              $ 9.965972              191,924.981             17,448.655
  1995                         9.965972               11.716972            1,392,653.448            276,219.578
  1996                        11.716972               13.250563            4,418,383.860            696,578.665
  1997                        13.250563               14.500997            6,763,049.841          1,080,748.752
  1998                        14.500997               14.486687            7,710,787.567          1,416,430.202
  1999                        14.486687               14.602672            6,553,164.268          1,339,642.588
Global Bond

  1994                       $14.734788              $14.630721              194,131.021             46,005.023
  1995                        14.630721               17.772344              952,156.169            117,694.301
  1996                        17.772344               19.803954            1,613,888.548            194,577.024
  1997                        19.803954               20.104158            1,767,579.789            242,752.181
  1998                        20.104158               21.333144            1,753,775.159            224,934.824
  1999                        21.333144               19.632749            1,681,756.979            220,123.815
Total Return

  1999                       $12.500000              $12.255674            1,966,111.227            532,638.870


                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR(B)       AT END OF YEAR       AT END OF YEAR       AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Investment Quality Bond

  1994                       $14.307698              $14.216516              128,932.292             15,254.616
  1995                        14.216516               16.751499              889,906.187            118,436.044
  1996                        16.751499               16.943257            1,828,328.994            276,418.440
  1997                        16.943257               18.336912            2,353,565.854            407,957.213
  1998                        18.336912               19.660365            3,418,019.452            713,485.329
  1999                        19.660365               19.039807            4,121,780.333            945,643.907
Diversified Bond

  1994                       $12.478545              $12.298940              128,525.165             33,929.162
  1995                        12.298940               14.320582              716,489.411            127,957.567
  1996                        14.320582               15.113142            1,281,095.343            174,512.432
  1997                        15.113142               16.607511            1,606,748.573            214,321.762
  1998                        16.607511               18.125951            1,593,867.820            287,507.011
  1999                        18.125951               18.002047            1,672,203.394            337,466.500
U.S. Government
     Securities

  1994                       $14.188969              $14.111357              231,053.897             14,981.455
  1995                        14.111357               16.083213            1,744,509.872            136,450.591
  1996                        16.083213               16.393307            2,512,596.677            299,784.238
  1997                        16.393307               17.535478            2,636,669.504            377,170.452
  1998                        17.535478               18.587049            3,474,578.886            595,649.153
  1999                        18.587049               18.286918            3,976,168.438            778,189.875
Money Market

  1994                       $13.453100              $13.623292              870,982.381             57,620.649
  1995                        13.623292               14.190910            3,204,791.061            218,876.370
  1996                        14.190910               14.699636            5,629,209.351            436,831.126
  1997                        14.699636               15.241915            8,474,412.668            751,417.909
  1998                        15.241915               15.794513           10,765,582.009          1,464,550.126
  1999                        15.794513               16.291417           19,654,749.306          3,445,219.284
Lifestyle
     Aggressive 1000

  1997                       $12.500000              $13.669625            1,463,426.964            621,262.575
  1998                        13.669625               14.134419            2,230,662.753            506,567.762
  1999                        14.134419               15.974195            1,662,582.560            442,019.643
Lifestyle Growth 820

  1997                       $12.500000              $14.033299            6,430,704.073          1,246,305.915
  1998                        14.033299               14.696667           10,008,771.513          2,128,963.458
  1999                        14.696667               16.893101            8,132,071.983          1,819,617.211
Lifestyle Balanced 640

  1997                       $12.500000              $14.066417            5,943,640.615            964,581.576
  1998                        14.066417               14.664362           10,319,807.162          2,042,016.557
  1999                        14.664362               16.257312            7,959,999.081          1,803,079.849
Lifestyle Moderate 460

  1997                       $12.500000              $14.016704            1,534,133.462             245,410.54
  1998                        14.016704               15.171965            3,266,162.755            715,352.758
  1999                        15.171965               16.142259            3,282,727.901            785,340.030
Lifestyle
     Conservative 280

  1997                       $12.500000              $13.825120              600,120.072            129,160.895
  1998                        13.825120               15.025549            1,754,059.436            450,163.851
  1999                        15.025549               15.439823            2,079,082.620            508,054.883


                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR(B)       AT END OF YEAR       AT END OF YEAR       AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Small
     Cap Value Focus (D)

  1997                       $12.500000              $27.655848                3,107.949              5,349.303
  1998                        27.655848               25.494200               23,981.023             14,178.088
  1999                        25.494200               33.685273               50,401.853             31,472.859
Merrill Lynch Basic
     Value Focus

  1997                       $12.500000              $15.792005               14,893.523              6,541.426
  1998                        15.792005               17.018200               92,740.889             74,371.966
  1999                        17.018200               20.300779              309,413.366            329,427.661
Merrill Lynch
 Developing Capital
 Markets Focus

  1997                       $12.500000              $ 9.191866                2,694.632                763.637
  1998                         9.191866                6.389100               29,568.171              4,390.133
  1999                         6.389100               10.419795                    0.000                  0.000



(A) For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.



(B) Units under these series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:


     - Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996,

     -    Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

     - Small Company Value Trust where units were first credited on October 1, 1997;

     - Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997; and

     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

     CONTRACT           HYPOTHETICAL               FREE                                          WITHDRAWAL
       YEAR               CONTRACT              WITHDRAWAL           PAYMENTS                      CHARGE
                            VALUE                 AMOUNT            LIQUIDATED         ----------------------------
                                                                                        PERCENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------
        2                  55,000                 5,000(a)            50,000              6%                3,000
        4                  50,500                 5,000(b)            45,500              5%                2,275
        6                  60,000                10,000(c)            50,000              3%                1,500
        8                  70,000                20,000(d)            50,000              0%                     0

----------

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

      HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE                                          WITHDRAWAL
        CONTRACT              REQUESTED          WITHDRAWAL          PAYMENTS                       CHARGE
         VALUE                                     AMOUNT           LIQUIDATED          ---------------------------
                                                                                        PERCENT             AMOUNT
-------------------------------------------------------------------------------------------------------------------
         65,000                 2,000            15,000(a)                 0              5%                     0
         49,000                 5,000              3,000(b)            2,000              5%                  100
         52,000                 7,000              4,000(c)            3,000              5%                  150
         44,000                 8,000                  0(d)            8,000              5%                  400

----------

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                                   APPENDIX D

                               STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                    TAX RATE


                                                                QUALIFIED       NON-QUALIFIED
STATE                                                           CONTRACTS        CONTRACTS

CALIFORNIA...........................................             0.50%             2.35%
MAINE................................................             0.00%             2.00%
NEVADA...............................................             0.00%             3.50%
PUERTO RICO..........................................             1.00%             1.00%
SOUTH DAKOTA*........................................             0.00%             1.25%
WEST VIRGINIA........................................             1.00%             1.00%
WYOMING..............................................             0.00%             1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all certificates issued in Pennsylvania on or after August 9, 1994 the maximum maturity age based upon the issue age of the annuitant is as follows:

                     ISSUE AGE               MAXIMUM MATURITY AGE
                     70 or less                         85
                     71-75                              86
                     76-80                              88
                     81-85                              90
                     86-90                              93
                     91-93                              96
                     94-95                              98
                     96-97                              99
                     98-99                             101
                     100-101                           102
                     102                               103
                     103                               104
                     104                               105
                     105                               106

         It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age
86. The Company will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

         If certificates are issued with annuitants over age 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX F

                    PRIOR CONTRACTS-VEN 7 AND VEN 8 CONTRACTS

         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("VEN 7" contracts), which were sold during the period from August, 1989 until April, 1999. The Company also has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("VEN 8" contracts) which were sold during the period from September, 1992 until February, 1995. Ven 7 contracts and Ven 8 contracts are collectively referred to as "prior contracts."

         The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.

INVESTMENT OPTIONS

         The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investments options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE

         For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge

         The withdrawal charge assessed under the prior contracts is as follows:

         If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

         2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                  NUMBER OF COMPLETE YEARS         WITHDRAWAL CHARGE
                PURCHASE PAYMENT IN CONTRACT          PERCENTAGE
                             0                            6%
                             1                            6%
                             2                            5%
                             3                            4%
                             4                            3%
                             5                            2%
                             6+                           0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

         5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contracts Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

         Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

         Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Contract Maturity Date

         Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contracts certain provisions relating to beneficiary are as follows:

     The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

         Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

         The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

         In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by the

Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

The Ven 8 contract does not include "free withdrawal percentage" among contract terms the Company is authorized to change on 60 days' notice to the group holder.

GUARANTEED RETIREMENT INCOME PROGRAM

     The Guaranteed Retirement Income Program is not available for Ven 7 and Ven 8 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                       Ven 7 Contract and Ven 8 Contracts

                                   UNIT VALUE               UNIT VALUE            NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                    AT START OF YEAR(A)        AT END OF YEAR            VEN 7               VEN 8
---------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets

  1997                             $12.500000               $ 8.180904            202,690.129         18,049.496
  1998                               8.180904                 7.695249            257,642.215         33,443.232
  1999                               7.695249                12.359297            793,161.545         43,912.790
Science & Technology

  1997                             $12.500000               $13.647195          1,305,934.962         68,696.549
  1998                              13.647195                19.287390          1,617,336.664         51,857.405
  1999                              19.287390                37.943261          3,979,041.339        221,600.907
International Small Cap

  1996                             $12.500000               $13.493094              3,114,351        265,493.981
  1997                              13.493094                13.410016          2,651,586.537        148,139.543
  1998                              13.410016                14.792077          2,163,174.786        129,455.789
  1999                              14.792077                26.974754          1,542,194.298        104,735.511
Aggressive Growth

  1997                             $12.500000               $12.327066          1,038,009.080         33,654.601
  1998                              12.327066                12.680777          1,062,500.981         26,911.837
  1999                              12.680777                16.628126            771,427.677         16,508.243
Emerging Small Company

  1997                             $12.500000               $14.574077            901,316.946         29,183.460
  1998                              14.574077                14.381705            790,646.519         37,409.681
  1999                              14.381705                24.610648            656,180.906         32,066.485
Small Company Blend

  1999                             $12.500000               $15.922213            188,821.129          9,393.635
Mid Cap Stock

  1999                             $12.500000               $12.483520            144,800.795          3,955.925
All Cap Growth(B)

  1996                             $12.500000               $13.215952              5,250,942        293,815.378
  1997                              13.215952                15.020670          5,346,448.712        362,356.638
  1998                              15.020670                19.002856          5,016,440.634        295,990.876
  1999                              19.002856                27.113084          4,463,362.220        300,812.535
Overseas

  1995                             $10.000000               $10.554228              4,340,859        100,475.374
  1996                              10.554228                11.718276              6,310,744        223,718.019
  1997                              11.718276                11.545714          5,349,536.965        216,124.371
  1998                              11.545714                12.290162          4,432,702.921        171,735.816
  1999                              12.290162                17.044524          4,475,257.272        187,758.568
International Stock

  1997                             $12.500000               $12.652231            767,902.981         18,313.864
  1998                              12.652231                14.337171            872,309.188         32,399.767
  1999                              14.337171                18.338932            856,082.103         37,959.368
International Value

1999                               $12.500000                12.860110            247,737.092          6,511.057

                                   UNIT VALUE               UNIT VALUE            NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                    AT START OF YEAR(A)        AT END OF YEAR            VEN 7               VEN 8
---------------------------------------------------------------------------------------------------------------
Mid Cap Blend
  1989                             $ 9.695125               $12.208846              1,443,222                N/A
  1990                              12.208846                10.618693              1,044,365                N/A
  1991                              10.618693                12.349952              3,238,479                N/A
  1992                              12.349952                13.143309             10,082,924        122,807.657
  1993                              13.143309                15.075040             18,691,511      1,315,253.114
  1994                              15.075040                14.786831             27,046,973      1,958,082.571
  1995                              14.786831                20.821819             31,264,936      2,278,573.962
  1996                              20.821819                24.664354             30,156,559      2,007,082.996
  1997                              24.664354                29.002593         25,510,715.815      1,794,644.944
  1998                              29.002593                31.289551         21,305,320.808      1,510,219.114
  1999                              31.289551                39.416089         15,439,016.167      1,082,398.774
Small Company Value

  1997                             $12.500000               $11.898363            476,303.358         21,030.641
  1998                              11.898363                11.178700          1,076,348.860         78,803.707
  1999                              11.178700                11.904646            628,841.839         32,204.568
Global Equity

  1989                             $10.038462               $12.259530              1,599,855                N/A
  1990                              12.259530                10.827724              3,216,667                N/A
  1991                              10.827724                12.044260              4,968,734                N/A
  1992                              12.044260                11.790318              7,560,807                N/A
  1993                              11.790318                15.450341             18,493,192         28,203.763
  1994                              15.450341                15.500933             28,273,754        985,277.929
  1995                              15.500933                16.459655             25,947,632      2,268,423.350
  1996                              16.459655                18.276450             23,363,742      2,132,127.330
  1997                              18.276450                21.770913         21,385,412.929      1,785,966.081
  1998                              21.770913                24.098970         18,732,868.459      1,662,176.913
  1999                              24.098970                24.633827         13,761,625.657        880,498.618
Growth

  1996                             $12.500000               $13.727312              1,704,337         98,424.809
  1997                              13.727312                16.968111          2,322,586.639        276,494.410
  1998                              16.968111                20.739989          2,680,920.564        312,422.972
  1999                              20.739989                28.060585          3,381,916.343        359,200.422
Large Cap Growth

  1989                             $10.000000               $ 9.824046              7,476,667                N/A
  1990                               9.824046                 8.982210              3,434,253                N/A
  1991                               8.982210                10.891189              5,038,265                N/A
  1992                              10.891189                11.623893              6,990,120         21,660.089
  1993                              11.623893                12.642493              8,147,578        244,300.482
  1994                              12.642493                12.381395              9,915,078        395,864.362
  1995                              12.381395                14.990551              9,004,834        422,911.593
  1996                              14.990551                16.701647              7,824,895        365,478.331
  1997                              16.701647                19.614359          6,709,014.040        297,611.885
  1998                              19.614359                23.040505          5,731,041.572        263,252.867
  1999                              23.040505                28.465074          4,877,735.748        193,065.415
Quantitative Equity

  1997                             $12.500000               $16.107191            445,182.268         32,343.397
  1998                              16.107191                20.068624            665,281.935        118,250.658
  1999                              20.068624                24.202942          1,173,701.112        247,925.487

                                   UNIT VALUE               UNIT VALUE            NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                    AT START OF YEAR(A)        AT END OF YEAR            VEN 7               VEN 8
---------------------------------------------------------------------------------------------------------------
Blue Chip Growth

  1992                             $10.000000              $  9.923524              2,614,367         58,049.495
  1993                               9.923524                 9.413546              8,733,734        707,931.534
  1994                               9.413546                 8.837480             12,682,151      1,001,113.147
  1995                               8.837480                11.026969             16,013,892      1,257,014.677
  1996                              11.026969                13.688523             16,253,601      1,223,305.806
  1997                              13.688523                17.134232         17,295,177.170      1,282,330.299
  1998                              17.134232                21.710674         17,573,508.266      1,215,750.879
  1999                              21.710674                25.568866         14,769,723.596      1,009,027.626
Real Estate Securities

  1997                             $12.500000               $14.949140            686,708.699         46,874.008
  1998                              14.949140                12.317190            754,054.780         34,312.778
  1999                              12.317190                11.174188            478,025.852         21,897.237
Value

  1997                             $12.500000               $15.057118          1,318,055.200         41,009.600
  1998                              15.057118                14.591878          1,527,294.910         63,015.329
  1999                              14.591878                13.987433          1,016,190.620         33,131.860
Growth & Income

  1991                             $10.874875               $10.973500              3,689,377                N/A
  1992                              10.973500                11.927411              8,573,365        149,476.889
  1993                              11.927411                12.893007             16,816,664      1,610,454.400
  1994                              12.893007                13.076664             22,827,949      2,142,828.604
  1995                              13.076664                16.660889             25,312,482      2,230,320.953
  1996                              16.660889                20.178770             26,519,026      2,214,190.721
  1997                              20.178770                26.431239         26,673,244.207      2,165,598.782
  1998                              26.431239                32.976967         25,345,937.545      2,080,116.646
  1999                              32.976967                38.655938         21,724,906.926      1,658,402.984
U.S. Large Cap Value

  1999                             $12.500000               $12.721279            700,912.203        112,084.809
Equity-Income

  1993                             $10.000000               $11.175534              5,061,871        715,700.792
  1994                              11.175534                11.107620             13,006,071      1,432,473.155
  1995                              11.107620                13.548849             16,254,844      1,741,975.072
  1996                              13.548849                16.011513             17,199,292      1,661,006.752
  1997                              16.011513                20.479412         17,462,811.390      1,587,287.165
  1998                              20.479412                22.054902         15,497,119.733      1,285,717.071
  1999                              22.054902                22.487758         11,326,571.148        943,535.476
Income & Value

  1989                             $10.000000              $  9.973206              2,137,590                N/A
  1990                               9.973206                 9.221559             11,521,935                N/A
  1991                               9.221559                11.023964             15,739,307                N/A
  1992                              11.023964                11.772128             21,949,044        120,020.418
  1993                              11.772128                12.775798             30,338,231      1,245,900.794
  1994                              12.775798                12.396295             31,579,176      1,690,801.919
  1995                              12.396295                14.752561             28,508,685      1,435,414.191
  1996                              14.752561                15.995076             23,443,602      1,266,755.972
  1997                              15.995076                18.276161         19,090,743.242      1,089,331.565
  1998                              18.276161                20.742457         16,167,380.942        942,806.968
  1999                              20.742457                22.230152         13,121,257.531        700,774.704

                                   UNIT VALUE               UNIT VALUE            NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                    AT START OF YEAR(A)        AT END OF YEAR            VEN 7               VEN 8
---------------------------------------------------------------------------------------------------------------
Balanced

  1997                             $12.500000               $14.609853            277,653.746          3,333.690
  1998                              14.609853                16.459454            628,355.898         28,116.364
  1999                              16.459454                15.962370            619,318.604         28,876.823
High Yield

  1997                             $12.500000               $13.890491            948,500.843         59,072.119
  1998                              13.890491                14.078376          1,368,850.143        276,718.210
  1999                              14.078376                14.996652          1,225,725.480        170,914.927
Strategic Bond

  1993                             $10.000000               $10.750617              3,628,986        381,406.287
  1994                              10.750617                 9.965972              6,059,065        564,406.390
  1995                               9.965972                11.716972              6,153,987        682,547.892
  1996                              11.716972                13.250563              7,575,451        797,845.050
  1997                              13.250563                14.500997          8,237,089.984        763,855.628
  1998                              14.500997                14.486687          7,209,536.107        636,763.947
  1999                              14.486687                14.602672          4,921,990.805        371,500.948
Global Bond

  1989                             $10.097842               $10.404562                300,163                N/A
  1990                              10.404562                11.642912                503,123                N/A
  1991                              11.642912                13.302966              1,406,253                N/A
  1992                              13.302966                13.415849              3,990,936         56,786.509
  1993                              13.415849                15.741586              9,235,552        745,370.831
  1994                              15.741586                14.630721             10,820,359        694,644.982
  1995                              14.630721                17.772344              9,377,776        586,608.921
  1996                              17.772344                19.803954              8,200,560        494,576.435
  1997                              19.803954                20.104158          6,513,293.863        436,440.899
  1998                              20.104158                21.333144          5,273,156.315        332,252.339
  1999                              21.333144                19.632749          3,733,654.686        197,083.582
Total Return

  1999                             $12.500000               $12.255674            954,263.320         11,408.603
Investment Quality Bond

  1989                             $10.937890               $12.008936              1,924,256                N/A
  1990                              12.008936                11.517610                226,591                N/A
  1991                              11.517610                13.183268              1,133,721                N/A
  1992                              13.183268                13.936240              2,633,165         59,746.432
  1993                              13.936240                15.118716              4,666,274        319,417.770
  1994                              15.118716                14.216516              5,662,391        384,804.353
  1995                              14.216516                16.751499              5,445,294        371,328.627
  1996                              16.751499                16.943257              4,762,551        361,839.590
  1997                              16.943257                18.336912          4,300,212.219        291,735.510
  1998                              18.336912                19.660365          4,399,381.497        275,771.075
  1999                              19.660365                19.039807          3,220,243.949        172,770.532

                                   UNIT VALUE               UNIT VALUE            NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                    AT START OF YEAR(A)        AT END OF YEAR            VEN 7               VEN 8
---------------------------------------------------------------------------------------------------------------
Diversified Bond

  1989                             $10.000000               $10.052759             11,861,277                N/A
  1990                              10.052759                 9.531831              5,005,473                N/A
  1991                               9.531831                11.166459              6,075,773                N/A
  1992                              11.166459                11.821212              9,218,954        415,991.541
  1993                              11.821212                12.705196             12,271,114         56,414.765
  1994                              12.705196                12.298940             11,519,563        330,900.271
  1995                              12.298940                14.320582             10,207,673        478,239.388
  1996                              14.320582                15.113142              8,273,488        325,608.369
  1997                              15.113142                16.607511          6,909,670.281        340,682.860
  1998                              16.607511                18.125951          5,645,171.500        328,807.796
  1999                              18.125951                18.002047          4,133,997.111        189,308.060
U.S. Government Securities

  1990                             $10.826483               $11.596537                515,572                N/A
  1991                              11.596537                13.037076              1,496,429                N/A
  1992                              13.037076                13.651495              7,034,773        212,815.440
  1993                              13.651495                14.490734             11,566,348        783,550.472
  1994                              14.490734                14.111357              9,903,906        585,709.535
  1995                              14.111357                16.083213              8,402,470        494,142.862
  1996                              16.083213                16.393307              6,673,517        390,696.559
  1997                              16.393307                17.535478          5,731,746.842        345,437.781
  1998                              17.535478                18.587049          6,037,662.192        511,322.750
  1999                              18.587049                18.286918          4,840,847.723        244,511.446
Money Market

  1989                             $10.865066               $11.634481              1,480,696                N/A
  1990                              11.634481                12.364687              2,465,280                N/A
  1991                              12.364687                12.890414              3,340,971                N/A
  1992                              12.890414                13.137257              4,636,753         28,928.622
  1993                              13.137257                13.303085              7,413,316        331,225.229
  1994                              13.303085                13.623292             12,741,277      1,079,557.666
  1995                              13.623292                14.190910              9,721,732        530,610.979
  1996                              14.190910                14.699636             10,149,260        846,105.590
  1997                              14.699636                15.241915          8,439,006.345        454,080.933
  1998                              15.241915                15.794513         10,066,886.519        620,206.714
  1999                              15.794513                16.291417         13,503,057.087        727,778.444
Lifestyle Aggressive 1000

  1997                             $12.500000               $13.669625            718,339.885         19,900.057
  1998                              13.669625                14.134419            735,429.380            530.690
  1999                              14.134419                15.974195            379,259.077              0.009
Lifestyle Growth 820

  1997                             $12.500000               $14.033299          2,724,148.772         60,974.946
  1998                              14.033299                14.696667          2,662,118.220         51,939.327
  1999                              14.696667                16.893101          1,512,075.657         46,181.518
Lifestyle Balanced 640

  1997                             $12.500000               $14.066417          1,897,381.650         59,780.667
  1998                              14.066417                14.664362          2,114,618.283         27,550.486
  1999                              14.664362                16.257312          1,238,095.287         21,405.783
Lifestyle Moderate 460

  1997                             $12.500000               $14.016704            679,087.722              0.000
  1998                              14.016704                15.171965            951,771.442              0.000
  1999                              15.171965                16.142259            783,511.305              0.000

                                   UNIT VALUE               UNIT VALUE            NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                    AT START OF YEAR(A)        AT END OF YEAR            VEN 7               VEN 8
---------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
  1997                             $12.500000               $13.825120            162,279.781         88,291.620
  1998                              13.825120                15.025549            508,786.268         60,866.728
  1999                              15.025549                15.439823            438,604.104         57,572.279
Merrill Lynch Small
     Cap Value Focus(C)

  1997                             $12.500000               $27.655848                506.421                N/A
  1998                              27.655848                25.494200                111.241                N/A
  1999                              25.494200                33.685273                110.706                N/A
Merrill Lynch Basic
     Value Focus

  1997                             $12.500000               $15.792005                596.419                N/A
  1998                              15.792005                17.018200             10,623.274                N/A
  1999                              17.018200                20.300779             11,769.295                N/A
Merrill Lynch Developing
     Capital Markets Focus

  1997                             $12.500000               $ 9.191866                  0.002                N/A
  1998                               9.191866                 6.389118                  0.000                N/A
  1999                               6.389118                10.419795                  0.000                N/A



A Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of:


     -    Growth & Income Trust where units were first credited on April 23,
          1991,

     - Blue Chip Growth Trust where units were first credited on December 11, 1992,

     - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

     -    Overseas Trust where units were first credited on January 9, 1995,

     - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

     -    Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

     - Small Company Value Trust where units were first credited on October 1, 1997;

     - Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund; and

     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


(B)    Formerly, the Mid Cap Growth Trust.



(C)    Formerly, the Merrill Lynch Special Value Focus Fund.

                                   APPENDIX G

                    PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS

         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.

         The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions.

EXPENSE SUMMARY

         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)

                NUMBER OF COMPLETE YEARS                        WITHDRAWAL CHARGE
                   PURCHASE PAYMENT IN                             PERCENTAGE
                        CONTRACT
                           0                                           5%
                           1                                           5%
                           2                                           5%
                           3                                           5%
                           4                                           5%
                           5+                                          0%

                            Ven 1 and Ven 3 Contracts

ANNUAL CONTRACT FEE...............................................         $30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and expense risk fees... ...............................         1.30%

Total Separate Account Annual Expenses............................         1.30%

                                 Ven 3 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and expense risk fees................................         1.25%
Administration fee - asset based...............................         0.15%

Total Separate Account Annual Expenses.........................         1.40%

                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.

                                 Ven 1 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period

         TRUST PORTFOLIO                     1 YEAR           3 YEARS           5 YEARS        10 YEARS
         ----------------------------------------------------------------------------------------------
         Mid Cap Blend....................     $70              $121              $173          $263
         Investment Quality Bond..........      68               117               166           249
         Money Market.....................      66               111               154           226

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

         TRUST PORTFOLIO                     1 YEAR           3 YEARS           5 YEARS        10 YEARS
         ----------------------------------------------------------------------------------------------
         Mid Cap Blend ...................     $23              $72               $123          $263
         Investment Quality Bond..........      22               67                116           249
         Money Market.....................      20               61                104           226

                                 Ven 3 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


         TRUST PORTFOLIO                    1 YEAR            3 YEARS           5 YEARS               10 YEARS
         Pacific Rim Emerging Markets.....     $72               $129            $188                   $293
         Internet Technologies............      74                134             197                    310
         Science & Technology.............      73                131             190                    298
         International Small Cap..........      75                137             201                    318
         Aggressive Growth................      73                130             189                    295
         Emerging Small Company...........      73                130             188                    294
         Small Company Blend..............      74                135             197                    311
         Dynamic Growth...................      73                130             189                    295
         Mid Cap Stock....................      72                127             184                    285
         All Cap Growth(A)................      72                127             183                    284
         Overseas.........................      73                132             193                    303
         International Stock..............      74                133             195                    307
         International Value..............      74                133             194                    305


         TRUST PORTFOLIO                    1 YEAR            3 YEARS           5 YEARS               10 YEARS
         Mid Cap Blend....................      71                124             178                    273
         Small Company Value..............      74                133             193                    304
         Global Equity....................      72                128             185                    288
         Growth...........................      70                123             177                    272
         Large Cap Growth.................      71                126             181                    280
         Quantitative Equity..............      69                119             170                    258
         Blue Chip Growth.................      71                124             179                    275
         Real Estate Securities...........      69                120             171                    259
         Value............................      70                123             176                    269
         Tactical Allocation..............      72                127             184                    285
         Growth & Income..................      70                121             172                    262
         U.S. Large Cap Value.............      71                125             180                    277
         Equity-Income....................      71                124             179                    276
         Income & Value...................      70                123             176                    270
         Balanced.........................      70                123             176                    269
         High Yield.......................      70                122             174                    266
         Strategic Bond...................      70                123             176                    269
         Global Bond......................      71                126             181                    280
         Total Return.....................      70                122             174                    266
         Investment Quality Bond..........      69                120             171                    259
         Diversified Bond.................      70                122             174                    266
         U.S. Government Securities.......      69                118             168                    254
         Money Market.....................      67                113             160                    236
         Small Cap Index..................      68                115             162                    242
         International Index..............      68                115             162                    242
         Mid Cap Index....................      68                115             162                    242
         Total Stock Market Index.........      68                115             162                    242
         500 Index........................      67                114             160                    238
         Lifestyle Aggressive 1000........      73                130             189                    295
         Lifestyle Growth 820.............      72                128             186                    289
         Lifestyle Balanced 640...........      71                126             182                    281
         Lifestyle Moderate 460...........      71                124             179                    276
         Lifestyle Conservative 280.......      70                122             175                    268


         -----------------

         (A) Formerly, the Mid Cap Growth Trust.


         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


         TRUST PORTFOLIO                    1 YEAR            3 YEARS           5 YEARS               10 YEARS
         Pacific Rim Emerging Markets.....     $26                $81            $138                   $293
         Internet Technologies............      28                 86             147                    310
         Science & Technology.............      27                 82             140                    298
         International Small Cap..........      29                 88             151                    318
         Aggressive Growth................      26                 81             139                    295
         Emerging Small Company...........      26                 81             138                    294
         Small Company Blend..............      28                 86             147                    311
         Dynamic Growth...................      26                 81             139                    295
         Mid Cap Stock....................      25                 78             134                    285
         All Cap Growth(A)................      25                 78             133                    284
         Overseas.........................      27                 84             143                    303
         International Stock..............      28                 85             145                    307
         International Value..............      27                 84             144                    305
         Mid Cap Blend....................      24                 75             128                    273
         Small Company Value..............      27                 84             143                    304
         Global Equity....................      26                 79             135                    288
         Growth...........................      24                 74             127                    272
         Large Cap Growth.................      25                 77             131                    280


         TRUST PORTFOLIO                    1 YEAR            3 YEARS           5 YEARS               10 YEARS
         Quantitative Equity..............      23                 70             120                    258
         Blue Chip Growth.................      24                 75             129                    275
         Real Estate Securities...........      23                 71             121                    259
         Value............................      24                 74             126                    269
         Tactical Allocation..............      25                 78             134                    285
         Growth & Income..................      23                 71             122                    262
         U.S. Large Cap Value.............      25                 76             130                    277
         Equity-Income....................      25                 75             129                    276
         Income & Value...................      24                 74             126                    270
         Balanced.........................      24                 74             126                    269
         High Yield.......................      24                 73             124                    266
         Strategic Bond...................      24                 74             126                    269
         Global Bond......................      25                 77             131                    280
         Total Return.....................      24                 72             124                    266
         Investment Quality Bond..........      23                 71             121                    259
         Diversified Bond.................      24                 73             124                    266
         U.S. Government Securities.......      22                 69             118                    254
         Money Market.....................      21                 64             110                    236
         Small Cap Index..................      21                 65             112                    242
         International Index..............      21                 65             112                    242
         Mid Cap Index....................      21                 65             112                    242
         Total Stock Market Index.........      21                 65             112                    242
         500 Index........................      21                 64             110                    238
         Lifestyle Aggressive 100.........      27                 81             139                    295
         Lifestyle Growth 820.............      26                 79             136                    289
         Lifestyle Balanced 640...........      25                 77             132                    281
         Lifestyle Moderate 460...........      25                 75             129                    276
         Lifestyle Conservative 280.......      24                 73             125                    268



-----------------


         (A) Formerly, the Mid Cap Growth Trust.


INVESTMENT OPTIONS


         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the forty-six sub-accounts of the Variable Account are available for the investment of contract values, namely, the Mid Cap Blend Trust, the Investment Quality Bond Trust and the Money Market Trust. The portfolios of Merrill Variable Funds are not available for investment for Ven 1 and Ven 3 contract owners.


WITHDRAWAL CHARGES

         The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge.

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, the Company will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge.

         The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES

         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed by the Company and 0.5% for the expense risk assumed by the Company. However, there is no administration charge under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. The Company will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, the Company will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and the Company will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or
(b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by the Company at any time. In such case, the Company will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, the Company will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. The Company may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

Beneficiary

         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program is not available for Ven 3 or Ven 1 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 3 Contracts


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)     AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets

  1997                                            $12.500000            $ 8.180904                  10,161.117
  1998                                              8.180904              7.695249                   9,792.536
  1999                                              7.695249             12.359297                  76,285.402
Science & Technology

  1997                                            $12.500000            $13.647195                  40,748.263
  1998                                             13.647195             19.287390                  62,323.985
  1999                                             19.287390             37.943261                 157,003.091
International Small Cap

  1996                                            $12.500000            $13.493094                 227,222.471
  1997                                             13.493094             13.410016                 169,875.665
  1998                                             13.410016             14.792077                 114,166.793
  1999                                             14.792077             26.974754                 111,479.478
Aggressive Growth

  1997                                            $12.500000            $12.327066                  49,468.887
  1998                                             12.327066             12.680777                  17,454.293
  1999                                             12.680777             16.628126                  27,500.926
Emerging Small Company

  1997                                            $12.500000            $14.574077                  16,351.863
  1998                                             14.574077             14.381705                  28,130.114
  1999                                             14.381705             24.610648                  25,011.368
Small Company Blend

  1999                                            $12.500000            $15.922213                   1,485.500
Mid Cap Stock

  1999                                            $12.500000            $12.483520                   3,150.853
All Cap Growth(B)

  1996                                            $12.500000            $13.215952                 293,765.467
  1997                                             13.215952             15.020670                 272,918.809
  1998                                             15.020670             19.002856                 239,011.757
  1999                                             19.002856             27.113084                 228,968.885
Overseas

  1995                                            $10.000000            $10.554228                 227,050.855
  1996                                             10.554228             11.718276                 281,119.474
  1997                                             11.718276             11.545714                 269,571.860
  1998                                             11.545714             12.290162                 193,171.660
  1999                                             12.290162             17.044524                 160,535.612
International Stock

  1997                                            $12.500000            $12.652231                  69,740.167
  1998                                             12.652231             14.337171                  63,239.603
  1999                                             14.337171             18.338932                  47,273.999
International Value

  1999                                            $12.500000            $12.860110                  17,619.635


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)     AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Mid Cap Blend

  1987                                            $10.000000            $ 8.144663               4,242,221.369
  1988                                              8.144663              9.695125              13,563,655.062
  1989                                              9.695125             12.208846               1,443,222.778
  1990                                             12.208846             10.618693               2,192,929.561
  1991                                             10.618693             12.349952               3,748,439.163
  1992                                             12.349952             13.143309               4,354,245.114
  1993                                             13.143309             15.075040               4,165,733.576
  1994                                             15.075040             14.786831               2,684,785.345
  1995                                             14.786831             20.821819               2,572,695.681
  1996                                             20.821819             24.664354               2,196,812.816
  1997                                             24.664354             29.002593               1,634,482.536
  1998                                             29.002593             31.289551               1,382,873.088
  1999                                             31.289551             39.416089                 980,820.808
Small Company Value

  1997                                            $12.500000            $11.898363                   9,967.306
  1998                                             11.898363             11.178700                  33,137.664
  1999                                             11.178700             11.904646                  28,327.797
Global Equity

  1988                                            $10.000000            $10.038462                 187,978.790
  1989                                             10.038462             12.259530               1,599,855.768
  1990                                             12.259530             10.827724               2,578,853.673
  1991                                             10.827724             12.044260               2,395,298.635
  1992                                             12.044260             11.790318               2,262,222.969
  1993                                             11.790318             15.450341               3,100,733.209
  1994                                             15.450341             15.500933               3,543,341.154
  1995                                             15.500933             16.459655               2,642,703.724
  1996                                             16.459655             18.276450               2,070,671.367
  1997                                             18.276450             21.770913               1,665,275.671
  1998                                             21.770913             24.098970               1,219,961.932
  1999                                             24.098970             24.633827                 919,791.435
Growth

  1996                                            $12.500000            $13.727312                  79,415.926
  1997                                             13.727312             16.968111                 109,553.070
  1998                                             16.968111             20.739989                 157,427.422
  1999                                             20.739989             28.060585                 189,826.874
Large Cap Growth

  1989                                            $10.000000           $  9.824046               7,476,667.034
  1990                                              9.824046              8.982210               6,387,718.448
  1991                                              8.982210             10.891189               6,407,235.310
  1992                                             10.891189             11.623893               6,026,587.849
  1993                                             11.623893             12.642493               5,042,331.574
  1994                                             12.642493             12.381395               3,562,197.567
  1995                                             12.381395             14.990551               2,708,444.950
  1996                                             14.990551             16.701647               2,195,447.490
  1997                                             16.701647             19.614359               1,834,275.557
  1998                                             19.614359             23.040505               1,547,923.928
  1999                                             23.040505             28.465074               1,308,404.195
Quantitative Equity

  1997                                            $12.500000            $16.107191                  14,117.858
  1998                                             16.107191             20.068624                  31,764.609
  1999                                             20.068624             24.202942                  71,460.240


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)     AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Blue Chip Growth

  1992                                            $10.000000            $ 9.923524                 356,487.848
  1993                                              9.923524              9.413546                 586,908.649
  1994                                              9.413546              8.837480                 576,875.573
  1995                                              8.837480             11.026969                 683,051.399
  1996                                             11.026969             13.688523                 731,368.138
  1997                                             13.688523             17.134232                 706,018.373
  1998                                             17.134232             21.710674                 635,916.186
  1999                                             21.710674             25.568866                 603,923.460
Real Estate Securities

  1997                                            $12.500000            $14.949140                  38,437.470
  1998                                             14.949140             12.317190                  21,303.966
  1999                                             12.317190             11.174188                  22,615.951
Value

  1997                                            $12.500000            $15.057118                  51,361.154
  1998                                             15.057118             14.591878                  76,685.743
  1999                                             14.591878             13.987433                  35,958.384
Growth & Income

  1991                                            $10.000000            $10.973500               1,530,130.493
  1992                                             10.973500             11.927411               2,211,083.415
  1993                                             11.927411             12.893007               2,248,648.359
  1994                                             12.893007             13.076664               2,043,186.985
  1995                                             13.076664             16.660889               2,105,056.205
  1996                                             16.660889             20.178770               1,828,514.772
  1997                                             20.178770             26.431239               1,673,047.924
  1998                                             26.431239             32.976967               1,444,081.319
  1999                                             32.976967             38.655938               1,263,136.961
U.S. Large Cap Value

  1999                                            $12.500000             12.721279                  28,046.729
Equity-Income

  1993                                            $10.000000            $11.175534                 251,822.076
  1994                                             11.175534             11.107620                 562,603.632
  1995                                             11.107620             13.548849                 818,646.261
  1996                                             13.548849             16.011513                 751,884.340
  1997                                             16.011513             20.479412                 736,770.570
  1998                                             20.479412             22.054902                 583,452.241
  1999                                             22.054902             22.487758                 452,980.852
Income & Value

  1989                                            $10.000000           $  9.973206               2,137,590.858
  1990                                              9.973206              9.221559              23,978,405.670
  1991                                              9.221559             11.023964              22,330,124.078
  1992                                             11.023964             11.772128              20,887,367.134
  1993                                             11.772128             12.775798              17,512,695.707
  1994                                             12.775798             12.396295              12,484,174.615
  1995                                             12.396295             14.752561               9,042,096.910
  1996                                             14.752561             15.995076               7,206,776.711
  1997                                             15.995076             18.276161               5,667,799.061
  1998                                             18.276161             20.742457               4,737,002.275
  1999                                             20.742457             22.230152               3,981,000.961
Balanced

  1997                                            $12.500000            $14.609853                   6,353.152
  1998                                             14.609853             16.459454                  20,822.562
  1999                                             16.459454             15.962370                  24,969.449


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)     AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
High Yield

  1997                                            $12.500000            $13.890491                  37,067.803
  1998                                             13.890491             14.078376                 114,881.361
  1999                                             14.078376             14.993652                 117,307.157
Strategic Bond

  1993                                            $10.000000            $10.750617                 163,195.638
  1994                                             10.750617              9.965972                 181,540.594
  1995                                              9.965972             11.716972                 211,267.468
  1996                                             11.716972             13.250563                 258,026.189
  1997                                             13.250563             14.500997                 306,407.827
  1998                                             14.500997             14.486687                 430,512.235
  1999                                             14.486687             14.602672                 258,604.179
Global Bond

  1988                                            $10.000000            $10.097842                 108,831.804
  1989                                             10.097842             10.404562                 300,163.262
  1990                                             10.404562             11.642912                 470,980.068
  1991                                             11.642912             13.302966                 692,920.988
  1992                                             13.302966             13.415849                 976,794.214
  1993                                             13.415849             15.741586               1,551,958.318
  1994                                             15.741586             14.630721               1,018,783.920
  1995                                             14.630721             17.772344                 793,225.829
  1996                                             17.772344             19.803954                 648,725.739
  1997                                             19.803954             20.104158                 460,365.576
  1998                                             20.104158             21.333144                 315,284.329
  1999                                             21.333144             19.632749                 243,349.089
Total Return

  1999                                            $12.500000             12.255674                   3,533.985
Investment Quality Bond

  1987                                            $10.000000            $10.357400               2,234,030.945
  1988                                             10.357400             10.937890              10,253,483.698
  1989                                             10.937890             12.008936               1,924,256.679
  1990                                             12.008936             11.517610               1,423,403.443
  1991                                             11.517610             13.183268               1,720,219.933
  1992                                             13.183268             13.936240               1,572,065.442
  1993                                             13.936240             15.118716               1,119,425.316
  1994                                             15.118716             14.216516                 841,610.498
  1995                                             14.216516             16.751499                 734,994.414
  1996                                             16.751499             16.943257                 597,720.778
  1997                                             16.943257             18.336912                 514,787.776
  1998                                             18.336912             19.660365                 440,009.634
  1999                                             19.660365             19.039807                 345,875.870
Diversified Bond

  1989                                            $10.000000            $10.052759              11,861,277.612
  1990                                             10.052759              9.531831              10,705,080.076
  1991                                              9.531831             11.166459               8,708,253.007
  1992                                             11.166459             11.821212               7,777,630.143
  1993                                             11.821212             12.705196               6,463,981.799
  1994                                             12.705196             12.298940               4,556,265.387
  1995                                             12.298940             14.320582               3,177,786.472
  1996                                             14.320582             15.113142               2,507,618.496
  1997                                             15.113142             16.607511               1,928,258.300
  1998                                             16.607511             18.125951               1,548,492.876
  1999                                             18.125951             18.002047               1,192,638.371


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)     AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities

  1988                                            $10.000000            $ 9.702201                  10,203.403
  1989                                              9.702201             10.826483                 300,163.430
  1990                                             10.826483             11.596537                 366,010.353
  1991                                             11.596537             13.037076                 720,491.624
  1992                                             13.037076             13.651495               1,938,232.553
  1993                                             13.651495             14.490734               1,478,270.571
  1994                                             14.490734             14.111357                 909,659.824
  1995                                             14.111357             16.083213                 954,067.593
  1996                                             16.083213             16.393307                 710,502.942
  1997                                             16.393307             17.535478                 763,521.806
  1998                                             17.535478             18.587049                 428,699.306
  1999                                             18.587049             18.286918                 330,164.260
Money Market

  1987                                            $10.000000            $10.317570                 510,079.365
  1988                                             10.317570             10.865066                 983,327.102
  1989                                             10.865066             11.634481               1,480,696.936
  1990                                             11.634481             12.364687               4,430,249.555
  1991                                             12.364687             12.890414               2,754,467.033
  1992                                             12.890414             13.137257               2,138,783.498
  1993                                             13.137257             13.303085               1,659,478.414
  1994                                             13.303085             13.623292               3,357,660.681
  1995                                             13.623292             14.190910               2,370,449.919
  1996                                             14.190910             14.699636               1,577,496.585
  1997                                             14.699636             15.241915                 778,379.937
  1998                                             15.241915             15.794513                 878,869.580
  1999                                             15.794513             16.291417                 921,421.619
Lifestyle Aggressive 1000

  1997                                            $12.500000            $13.669625                  33,037.747
  1998                                             13.669625             14.134419                  52,760.075
  1999                                             14.134419             15.974195                  27,238.895
Lifestyle Growth 820

  1997                                            $12.500000            $14.033299                 110,354.900
  1998                                             14.033299             14.696667                 129,721.317
  1999                                             14.696667             16.893101                  54,202.101
Lifestyle Balanced 640

  1997                                            $12.500000            $14.066417                  11,640.415
  1998                                             14.066417             14.664362                  51,041.225
  1999                                             14.664362             16.257312                  37,839.778
Lifestyle Moderate 460

  1997                                            $12.500000            $14.016704                   9,407.923
  1998                                             14.016704             15.171965                  25,932.897
  1999                                             15.171965             16.142259                  27,359.355


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)     AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280

  1997                                            $12.500000            $13.825120                   9,967.306
  1998                                             13.825120             15.025549                  10,098.134
  1999                                             15.025549             15.439823                   1,718.387



(A) Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of:


     - Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987,

     - Global Equity, Global Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988,

     - Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989,

     -    Growth & Income Trust where units were first credited on April 23,
          1991,

     - Blue Chip Growth Trust where units were first credited on December 11, 1992,

     - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

     -    Overseas Trust where units were first credited on January 9, 1995,

     - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

     -    Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, and

     - Small Company Value Trust where units were first credited on October 1, 1997.


(B)  Formerly, the Mid Cap Growth Trust.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 1 Contracts


                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR        AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Mid Cap Blend(A)
  1985                                            $10.000000            $10.734987                     385.265
  1986                                             10.734987             12.558028                   4,651.489
  1987                                             12.558028             13.248428                 179,246.825
  1988                                             13.248428             15.787546                 146,228.732
  1989                                             15.787546             19.902359                 108,382.617
  1990                                             19.902359             17.329021                  93,278.975
  1991                                             17.329021             20.176180                  88,873.664
  1992                                             20.176180             21.495619                  39,451.366
  1993                                             21.495619             24.681624                  29,876.682
  1994                                             24.681624             24.235928                  24,893.636
  1995                                             24.235928             34.164256                  18,792.722
  1996                                             34.164256             40.513296                  18,983.608
  1997                                             40.513296             47.690851                  17,422.710
  1998                                             47.690851             51.507214                  14,154.988
  1999                                             51.507214             64.954980                  12,707.403
Investment Quality Bond(B)
  1985                                            $10.000000            $10.455832                     157.237
  1986                                             10.455832             11.689643                   2,426.738
  1987                                             11.689643             11.841366                 164,289.054
  1988                                             11.841366             12.518584                 157,248.809
  1989                                             12.518585             13.759270                 113,311.078
  1990                                             13.759270             13.210721                 100,560.220
  1991                                             13.210721             15.137617                  75,660.271
  1992                                             15.137617             16.019604                  38,307.149
  1993                                             16.019604             17.397685                  25,428.550
  1994                                             17.397685             16.377174                  17,796.020
  1995                                             16.377174             19.318272                  13,340.073
  1996                                             19.318272             19.560775                  11,512.775
  1997                                             19.560775             21.192677                  10,088.494
  1998                                             21.192677             22.746879                   7,009.225
  1999                                             22.746879             22.052785                   4,129.118
Money Market(C)
  1985                                            $10.000000            $10.199136                     108.287
  1986                                             10.199136             10.647679                     116.902
  1987                                             10.647679             11.156548                  69,537.264
  1988                                             11.156548             11.761294                  40,025.230
  1989                                             11.761294             12.607783                  43,520.107
  1990                                             12.607783             13.413682                  41,671.105
  1991                                             13.413682             13.999175                  35,261.861
  1992                                             13.999175             14.282708                   9,873.140
  1993                                             14.282708             14.478685                   5,683.780
  1994                                             14.478685             14.843213                   4,598.398
  1995                                             14.843213             15.478376                   7,968.626
  1996                                             15.478376             16.050779                   5,920.354
  1997                                             16.050779             16.660935                   5,228.240
  1998                                             16.660935             17.283692                   4,497.361
  1999                                             17.283692             17.846774                   4,227.991



(A)  Commencement of operations July 1, 1985



(B)  Commencement of operations August 6, 1985



(C)  Commencement of operations August 23, 1985

                                   APPENDIX H

                   EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by the Company ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix D to this Prospectus and include both Ven 7 and Ven 8 contracts.

         The Company will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.   Annual Administration Fee.

         The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                             New Contract                                      Old Contract
                             ------------                                      ------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         -----------------------------------------------------------------------------------------------
                     0                        6%                       0                       6%
                     1                        6%                       1                       6%
                     2                        5%                       2                       5%
                     3                        5%                       3                       4%
                     4                        4%                       4                       3%
                     5                        3%                       5                       2%
                     6                        2%                       6+                      0%
                     7+                       0%

         3. Minimum Interest Rate to be Credited for Any Guarantee Period.

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5.  Group Deferred Annuity Contracts.

         (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6.  Differences Relating to the Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New Contracts

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:

         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         ON OR AFTER:            IN THE STATES OF:


         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

          -    the contract value or

          - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:



          -    the contract value or

          - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

          -    the contract value or

          - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:



          -    the contract value or

          - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:

         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

          -    the contract value or

          - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

          -    the contract value or

          - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

          -    the contract value or

          - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

         7. Investment Options


         The New Contract provides for five fixed investment options except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. The Old Contract provides for three fixed investment options: one, three and six year. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

                                   APPENDIX I

                   EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by the Company. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.

         The Company will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1. Separate Account Annual Expenses; Contract Owner Transaction
Expenses

         The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:


New Contract and Ven 3 Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees...................   1.25%
Administration fee - asset based..................   0.15%
                                                     -----
Total Separate Account Annual Expenses............   1.40%

Ven 1 Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees...................   1.30%
                                                     -----
Total Separate Account Annual Expenses............   1.30%

New Contract and Ven 3 Transaction Expenses

Annual Administration Fee.........................    $30*
Dollar Cost Averaging Charge......................    none

Ven 1 Transaction Expenses

Annual Administration Fee.........................    $30
Dollar Cost Averaging Charge......................    none


* For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                  New Contract                              Ven 3 and Ven 1 Contracts
-----------------------------------------------      -------------------------------------------
Number of Complete Years                              Number of Complete
  Purchase Payments In        Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                  Percentage         Payments in Contract          Percentage
------------------------------------------------------------------------------------------------
            0                         6%                       0                       5%
            1                         6%                       1                       5%
            2                         5%                       2                       5%
            3                         5%                       3                       5%
            4                         4%                       4                       5%
            5                         3%                       5                       5%
            6                         2%                       6+                      0%
            7+                        0%

3.  Death Benefit

         a.  Differences Between Death Benefit of Old Contracts and New
Contracts

                  Death Benefit for Ven 3 Contracts

         The minimum death benefit during the first five contract years will be equal to the greater of:

                  (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

                  (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

         During any subsequent five contract year period, the minimum death benefit will be the greater of:

                  (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

                  (b) the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

                  Death Benefit for Ven 1 Contracts

         The minimum death benefit is the greater of:

                  (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

                  (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia,  Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

4.  Number of Investment Options.


         The New Contract provides for fifty-four investment options (forty-nine variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options. The portfolios of Merrill Variable Funds are not available for investment for Ven 3 or Ven 1 contract owners.


5.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

6.  Federal Tax Considerations.

         Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                                   APPENDIX J

             EXCHANGE OFFER - MANAMERICA LIFESTYLE ANNUITY CONTRACTS

Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("MANAMERICA"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").

         The Company will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.

         Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE CONTRACTS AND THE NEW CONTRACTS ARE AS FOLLOWS:

         1. Separate Account and Fixed Account Expenses; Contract Owner Transaction Expenses

         The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

New Contract Owner Transaction Expenses

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

Lifestyle Contract Separate Account Annual Expenses

Separate Account Annual Expenses

Mortality and Expense Risks Charge                                                            Annual Rate
                                                                                              -----------
         Charged daily as a percentage of average Variable Account Values*                       0.80%
         Charged monthly as a percentage of the policy month-start
           Variable and Fixed Account Assets*                                                    0.45%
                                                                                                 ----
                                                                                                 1.25%
Other Separate Account Expenses
         Charge for administration charged daily as a percentage of average
           Variable Account Values                                                               0.20%
                                                                                                 ----
Total Separate Account Annual Expenses                                                           1.45%

Lifestyle Contract Owner Transaction Expenses

Record Keeping Charge                                                                            $30**
Dollar Cost Averaging Charge
  (if selected and applicable)                                                                   $5***

* A mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

** A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

*** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.  Number of Variable Investment Options


         The Lifestyle Contract has eight variable investment options whereas the New Contract has forty-nine variable investment options.


         3.  Fixed Account Investment Options

         The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a DCA fixed investment account. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4.   Withdrawal Charges

         The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

             Lifestyle Contract                            New Contract
--------------------------------------------   -----------------------------------------
Number of Complete Years                        Number of Complete
  Purchase Payments In     Withdrawal Charge      Years Purchase       Withdrawal Charge
        Contract              Percentage       Payments in Contract        Percentage
--------------------------------------------   -----------------------------------------
           0                      8%                    0                     6%
           1                      8%                    1                     6%
           2                      8%                    2                     5%
           3                      6%                    3                     5%
           4                      4%                    4                     4%
           5                      2%                    5                     3%
           6+                     0%                    6                     2%
                                                        7+                    0%

         5.  Minimum Death Benefit

         Differences Between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

         Minimum Death Benefit for Lifestyle Contract

         Upon the occurrence of the death of the original policyowner, ManAmerica will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, ManAmerica will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which ManAmerica deposits into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

         The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary ManAmerica will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

ON OR AFTER:              IN THE STATES OF:
May 1, 1998               Alaska, Alabama, Arizona, Arkansas, California,
                          Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                          Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                          Michigan, Mississippi, Missouri, Nebraska, Nevada,
                          New Jersey, New Mexico, North Carolina, North Dakota,
                          Ohio, Oklahoma, Pennsylvania, Rhode Island,
                          South Carolina, South Dakota, Tennessee, Utah,
                          Vermont, Virginia, West Virginia, Wisconsin, Wyoming

ON OR AFTER:              IN THE STATES OF:
July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

PRIOR TO:                 IN THE STATES OF:
May 1, 1998               Alaska, Alabama, Arizona, Arkansas, California,
                          Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                          Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                          Michigan, Mississippi, Missouri, Nebraska, Nevada,
                          New Jersey, New Mexico, North Carolina, North Dakota,
                          Ohio, Oklahoma, Pennsylvania, Rhode Island,
                          South Carolina, South Dakota, Tennessee, Utah,
                          Vermont, Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998              Connecticut

July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

PRIOR TO:                 IN THE STATES OF:
February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         6.  Annuity Payments

         Annuity payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Annuity Value Guarantee

         The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

         8.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                     * * * *

         Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

                                   APPENDIX K

   EXCHANGE OFFER - MANAMERICA MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY

Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("MANAMERICA"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MANULIFE ANNUITY CONTRACT").

         The Company will permit an owner of an outstanding Manulife Annuity Contract to exchange the Manulife Annuity Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Manulife Annuity Contract was issued, and any purchase payment credited to the Manulife Annuity Contract will be deemed to have been credited to the New Contract on the date it was credited under the Manulife Annuity Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Manulife Annuity Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

         Manulife Annuity Contract owners interested in a possible exchange should carefully review both the Manulife Annuity Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN MANULIFE ANNUITY CONTRACT. The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE MANULIFE ANNUITY CONTRACT AND THE NEW CONTRACT ARE AS FOLLOWS:

         1.  Separate Account Annual Expenses; Contract Owner Transaction
Expenses

         The New Contract and the Manulife Annuity Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

New Contract Owner Transaction Expenses

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

Manulife Annuity Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risks fees............  1.00%
Total Separate Account Annual Expenses......  1.00%


Manulife Annuity Contract Contract Owner Transaction Expenses

Annual Contract Fee.........................  $30*
Dollar Cost Averaging Charge
   (if selected and applicable).............  $5**

* An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.   Withdrawal Charges

         The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Manulife Annuity Contract and the New Contract are as follows:

                  New Contract                               Manulife Annuity Contract
-----------------------------------------------    ----------------------------------------------
Number of Complete Years                             Number of Complete
  Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                 Percentage         Payments in Contract          Percentage
-----------------------------------------------    ----------------------------------------------
            0                        6%                       0                       8%
            1                        6%                       1                       7%
            2                        5%                       2                       6%
            3                        5%                       3                       5%
            4                        4%                       4                       4%
            5                        3%                       5                       3%
            6                        2%                       6                       2%
            7+                       0%                       7                       1%
                                                              8+                      0

         3. Number of Variable Investment Options and Fixed Account Investment Options


         The Manulife Annuity Contract has eight variable investment options whereas the New Contract has forty-nine variable investment options. The Manulife Annuity Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a dollar cost averaging fixed investment account. The Manulife Annuity Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Manulife Annuity Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4.  Minimum Death Benefit

         Differences Between Death Benefit of Manulife Annuity Contract and New Contract are as follows:

         Minimum Death Benefit for Manulife Annuity

         Manulife Annuity Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia,  Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1 1999         Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         5.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

         6.  Annuity Payments

         Annuity payments under the Manulife Annuity Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Minimum Guaranteed Interest Rate on Guaranteed Interest Account

         The minimum guaranteed interest rate for the Manulife Annuity Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                     * * * *

         Contract owners who do not wish to exchange their Manulife Annuity Contract Contracts for the New Contracts may continue to make purchase payments to their Manulife Annuity Contracts. Or, they can keep their Manulife Annuity Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Manulife Annuity Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Manulife Annuity Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Manulife Annuity Contract prospectuses.

                                   APPENDIX L

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made.
Second, the distribution must be:

         -        made after the owner attains age 59-1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                        NORTH AMERICA SEPARATE ACCOUNT A



                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA



                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








        This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


       The date of this Statement of Additional Information is May 1, 2000



            The Manufacturers Life Insurance Company of North America
                         500 Boylston Street, Suite 400
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



General Information and History...............................................................    3
Performance Data..............................................................................    3
Services
      Independent Auditors....................................................................   22
      Servicing Agent.........................................................................   22
      Principal Underwriter...................................................................   22
Audited Financial Statements..................................................................   23

                         GENERAL INFORMATION AND HISTORY


        The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE Account") is a separate investment account of The Manufacturers Life Insurance Company of North America ("We" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Prior to October 1, 1997, we were known as North American Security Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC") a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.



        Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                PERFORMANCE DATA

        Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

        Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

        In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

        For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us;

adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
                       CALCULATED AS OF DECEMBER 31, 1999
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)


                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,
                                                                   WHICHEVER IS     INCEPTION
PORTFOLIO                             1 YEAR          5 YEAR          SHORTER         DATE(C)
---------                             ------          ------       ------------     ---------

Pacific Rim Emerging Markets          54.56%           N/A             -1.96        01/01/97
Science & Technology                  90.68%           N/A            43.99%        01/01/97
International Small Cap               76.31%           N/A            21.46%        03/04/96
Aggressive Growth                     25.08%           N/A             8.54%        01/01/97
Emerging Small Company                65.07%           N/A            24.24%        01/01/97
Small Company Blend                    N/A             N/A            21.33%        05/01/99
Mid Cap Stock                          N/A             N/A            -5.57%        05/01/99
All Cap Growth(D)                     36.63%           N/A            21.63%        03/04/96
Overseas                              32.63%           N/A            10.73%        01/09/95
International Stock                   21.86%           N/A            12.29%        01/01/97
International Value                    N/A             N/A            -2.74%        05/01/99
Mid Cap Blend                         19.92%          21.26%          12.40%(B)     06/18/85
Small Company Value                    0.66%            N/A           -4.19%        10/01/97
Global Equity                         -3.36%          9.11%            7.19%(B)     03/18/88
Growth                                29.25%           N/A            25.44%        07/15/96
Large Cap Growth                      17.49%          17.66%          11.19%(B)     08/03/89
Quantitative Equity                   14.55%           N/A            23.54%        01/01/97
Blue Chip Growth                      11.72%          23.30%          14.18%        12/11/92
Real Estate Securities               -14.17%           N/A            -5.17%        01/01/97
Value                                 -9.34%           N/A             2.20%        01/01/97
Growth & Income                       11.17%          23.83%          16.79%        04/23/91
U.S. Large Cap Value                   N/A             N/A            -3.78%        05/01/99
Equity-Income                         -3.60%          14.66%          12.35%        02/19/93

                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,
                                                                   WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR          5 YEAR            SHORTER         DATE(C)
---------                           ------          ------         ------------     ---------

Income & Value                        1.29%          11.85%            8.31%(B)      08/03/89
Balanced                             -8.29%            N/A             7.02%         01/01/97
High Yield                            0.66%            N/A             4.71%         01/01/97
Strategic Bond                       -4.69%           7.30%            5.41%         02/19/93
Global Bond                         -12.94%           5.38%            6.52%(B)      03/18/88
Total Return                           N/A             N/A            -7.28%         05/01/99
Investment Quality Bond              -8.41%           5.33%            4.68%(B)      06/18/85
Diversified Bond                     -6.09%           7.28%            5.96%(B)      08/03/89
U.S. Government Securities           -6.96%           4.62%            5.34%(B)      03/18/88
Money Market                         -2.49%           2.89%            3.38%(B)      06/18/85
Lifestyle Aggressive 1000             6.97%            N/A             7.09%         01/07/97
Lifestyle Growth 820                  8.90%            N/A             9.20%         01/07/97
Lifestyle Balanced 640                4.81%            N/A             7.75%         01/07/97
Lifestyle Moderate 460                0.56%            N/A             7.48%         01/07/97
Lifestyle Conservative 280           -2.86%            N/A             5.83%         01/07/97
Merrill Lynch Small Cap Value        26.08%            N/A             0.57%         10/13/97
Focus - Class B(E)
Merrill Lynch Basic Value Focus      13.24%            N/A             6.10%         10/13/97
-Class B
Merrill Lynch Developing             57.04%            N/A            -5.12%         10/13/97
Capital Markets Focus - Class B


(A)  See charts below for Ven 7 and Ven 8 contracts total return figures.

(B)  10 year average annual return.

(C) Inception date of the sub-account of the Variable Account which invests in the portfolio.


(D)  Formerly, the Mid Cap Growth Trust.



(E)  Formerly, the Merrill Lynch Special Value Focus Fund.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                 (NOT REFLECTING THE OPTIONAL INCOME RIDER FEE)


                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                             1 YEAR          5 YEAR          SHORTER       PORTFOLIO
---------                             ------          ------       ------------     ---------

Pacific Rim Emerging Markets(B)       54.56%           N/A             1.26%        10/04/94
Science & Technology                  90.68%           N/A            43.99%        01/01/97
International Small Cap               76.31%           N/A            21.46%        03/04/96
Aggressive Growth                     25.08%           N/A             8.54%        01/01/97
Emerging Small Company                65.07%           N/A            24.24%        01/01/97
Small Company Blend                    N/A             N/A            21.33%         5//3/99
Mid Cap Stock                          N/A             N/A            -5.57%        05/01/99
All Cap Growth(D)                     36.63%           N/A            21.63%        03/04/96
Overseas                              32.63%           N/A            10.73%        01/09/95
International Stock                   21.86%           N/A            12.29%        01/01/97
International Value                    N/A             N/A            -2.74%        05/01/99
Mid Cap Blend                         19.92%          21.26%          12.40%(C)     06/18/85
Small Company Value                    0.66%           N/A            -4.19%        10/01/97
Global Equity                         -3.36%           9.11%           7.19%(C)     03/18/88
Growth                                29.25%           N/A            25.44%        07/15/96
Large Cap Growth                      17.49%          17.66%          11.19%(C)     08/03/89
Quantitative Equity(B)                14.55%          22.93%          14.32%(C)     04/30/87
Blue Chip Growth                      11.72%          23.30%          14.18%        12/11/92
Real Estate Securities(B)            -14.17%           4.96%           9.07%(C)     04/30/87
Value                                 -9.34%           N/A             2.20%        01/01/97
Growth & Income                       11.17%          23.83%          16.79%        04/23/91
U.S. Large Cap Value                   N/A             N/A            -3.78%        05/01/99
Equity-Income                         -3.60%          14.66%          12.35%        02/19/93
Income & Value                         1.29%          11.85%           8.31%(C)     08/03/89
Balanced                              -8.29%           N/A             7.02%        01/01/97
High Yield                             0.66%           N/A             4.71%        01/01/97
Strategic Bond                        -4.69%           7.30%           5.41%        02/19/93

                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                             1 YEAR          5 YEAR          SHORTER       PORTFOLIO
---------                             ------          ------       ------------     ---------

Global Bond                          -12.94%          5.38%            6.52%(C)     03/18/88
Total Return                           N/A             N/A            -7.28%        05/01/99
Investment Quality Bond               -8.41%          5.33%            4.68%(C)     06/18/85
Diversified Bond                      -6.09%          7.28%            5.96%(C)     08/03/89
U.S. Government Securities            -6.96%          4.62%            5.34%(C)     03/18/88
Money Market                          -2.49%          2.89%            3.38%(C)     06/18/85
Lifestyle Aggressive 1000              6.97%           N/A             7.09%        01/07/97
Lifestyle Growth 820                   8.90%           N/A             9.20%        01/07/97
Lifestyle Balanced 640                 4.81%           N/A             7.75%        01/07/97
Lifestyle Moderate 460                 0.56%           N/A             7.48%        01/07/97
Lifestyle Conservative 280            -2.86%           N/A             5.83%        01/07/97
Merrill Lynch Small Cap Value         26.08%           N/A             0.57%        10/13/97
Focus - Class B(E)
Merrill Lynch Basic Value Focus       13.24%           N/A             6.10%        10/13/97
- Class B
Merrill Lynch Developing              57.04%           N/A            -5.12%        10/13/97
Capital Markets Focus - Class B


(A)  See charts below for Ven 7 and Ven 8 contracts total return figures.

(B) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(C)  10 year average annual return.


(D)  Formerly, the Mid Cap Growth Trust.



(E)  Formerly, the Merrill Lynch Special Value Focus Fund.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)


                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                                1 YEAR         5 YEAR        SHORTER       PORTFOLIO
---------                                ------         ------     ------------     ---------

Pacific Rim Emerging Markets(B)           60.61%         3.13%         1.86%        10/04/94
Science & Technology                      96.73%          N/A         44.84%        01/01/97
International Small Cap                   82.36%          N/A         22.26%        03/04/96
Aggressive Growth                         31.13%          N/A          9.99%        01/01/97
Emerging Small Company                    71.12%          N/A         25.36%        01/01/97
Small Company Blend                         N/A           N/A         27.38%        05/01/99
Mid Cap Stock                               N/A           N/A         -0.13%        05/01/99
All Cap Growth(D)                         42.68%          N/A         22.42%        03/04/96
Overseas                                  36.68%          N/A         11.31%        01/09/95
International Stock                       27.91%          N/A         13.64%        01/01/97
International Value                         N/A           N/A          2.88%        05/01/99
Mid Cap Blend                             25.97%        21.66%        12.43%(C)     06/18/85
Small Company Value                        6.49%          N/A         -2.15%        01/01/97
Global Equity                              2.22%         9.71%         7.23%(C)     03/18/88
Growth                                    35.30%          N/A         26.30%        07/15/96
Large Cap Growth                          23.54%        18.12%        11.22%(C)     08/03/89
Quantitative Equity(B)                    20.60%        23.31%        14.36%(C)     04/30/87
Blue Chip Growth                          17.77%        23.67%        14.23%        12/11/92
Real Estate Securities(B)                 -9.28%         5.65%         9.10%(C)     04/30/87
Value                                     -4.14%          N/A          3.82%        01/01/97
Growth & Income                           17.22%        24.21%        16.82%        04/23/91
U.S. Large Cap Value                        N/A           N/A          1.77%        05/01/99
Equity-Income                              1.96%        15.15%        12.53%        02/19/93
Income & Value                             7.17%        12.39%         8.35%(C)     08/03/89
Balanced                                  -3.02%          N/A          8.50%        01/01/97
High Yield                                 6.50%          N/A          6.26%        01/01/97
Strategic Bond                             0.80%         7.94%         5.67%        02/19/93

                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                                1 YEAR         5 YEAR        SHORTER       PORTFOLIO
---------                                ------         ------     ------------     ---------

Global Bond                               -7.97%         6.06%       6.56%(C)       03/18/88
Total Return                                N/A           N/A       -1.95%          05/01/99
Investment Quality Bond                   -3.16%         6.02%       4.72%(C)       06/18/85
Diversified Bond                          -0.68%         7.92%       6.00%(C)       08/03/89
U.S. Government Securities                -1.61%         5.32%       5.38%(C)       03/18/88
Money Market                               3.15%         3.64%       3.42%(C)       06/18/85
Lifestyle Aggressive 1000                 13.02%          N/A        8.58%          01/07/97
Lifestyle Growth 820                      14.95%          N/A       10.64%          01/07/97
Lifestyle Balanced 640                    10.86%          N/A        9.22%          01/07/97
Lifestyle Moderate 460                     6.40%          N/A        8.96%          01/07/97
Lifestyle Conservative 280                 2.76%          N/A        7.35%          01/07/97
Merrill Lynch Small Cap Value             32.13%          N/A        2.78%          10/13/97
Focus - Class B (E)
Merrill Lynch Basic Value Focus           19.29%          N/A        8.25%          10/13/97
- Class B
Merrill Lynch Developing                  63.09%          N/A       -3.05%          10/13/97
Capital Markets Focus - Class B



(A)  See charts below for Ven 7 and Ven 8 contracts total return figures.

(B) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(C)  10 year average annual return.


(D)  Formerly, the Mid Cap Growth Trust.



(E)  Formerly, the Merrill Lynch Special Value Focus Fund.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)


                                                                    SINCE
                                                                INCEPTION OR
                                                                  10 YEARS,
                                                                WHICHEVER IS     INCEPTION
PORTFOLIO                             1 YEAR          5 YEAR       SHORTER         DATE(A)
---------                             ------          ------    ------------     ---------

Pacific Rim Emerging Markets           54.29%          N/A         -2.34%         01/01/97
Science & Technology                   90.41%          N/A         43.74%         01/01/97
International Small Cap                76.04%          N/A         21.17%         03/04/96
Aggressive Growth                      24.81%          N/A          8.25%         01/01/97
Emerging Small Company                 64.81%          N/A         23.98%         01/01/97
Small Company Blend                      N/A           N/A         21.07%         05/01/99
Mid Cap Stock                            N/A           N/A         -5.82%         05/01/99
All Cap Growth(C)                      36.36%          N/A         21.37%         03/04/96
Overseas                               32.37%          N/A         10.46%         01/09/95
International Stock                    21.60%          N/A         12.01%         01/01/97
International Value                      N/A           N/A         -2.98%         05/01/99
Mid Cap Blend                          19.66%        21.07%        12.14%(B)      06/18/85
Small Company Value                     0.41%          N/A         -4.60%         10/01/97
Global Equity                          -3.61%         8.86%         6.90%(B)      03/18/88
Growth                                 28.98%          N/A         25.20%         07/15/96
Large Cap Growth                       17.23%        17.44%        10.93%(B)      08/03/89
Quantitative Equity                    14.29%          N/A         23.31%         01/01/97
Blue Chip Growth                       11.46%        23.10%        13.89%         12/11/92
Real Estate Securities                -14.42%          N/A         -5.43%         01/01/97
Value                                  -9.59%          N/A          1.94%         01/01/97
Growth & Income                        10.91%        23.64%        16.57%         04/23/91
U.S. Large Cap Value                     N/A           N/A         -4.03%         05/01/99
Equity-Income                          -3.85%        14.44%        12.12%         02/19/93
Income & Value                          1.05%        11.61%         8.04%(B)      08/03/89
Balanced                               -8.53%          N/A          6.77%         01/01/97
High Yield                              0.42%          N/A          4.44%         01/01/97
Strategic Bond                         -4.94%         7.06%         5.14%         02/19/93
Global Bond                           -13.19%         5.14%         6.28%(B)      03/18/88

                                                                    SINCE
                                                                INCEPTION OR
                                                                  10 YEARS,
                                                                WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR          5 YEAR       SHORTER          DATE(A)
---------                           ------          ------      ------------     ---------

Total Return                           N/A             N/A          -7.53%       05/01/99
Investment Quality Bond              -8.66%           5.08%          4.39%(B)    06/18/85
Diversified Bond                     -6.34%           7.03%          5.69%(B)    08/03/89
U.S. Government Securities           -7.21%           4.35%          5.08%(B)    03/18/88
Money Market                         -2.74%           2.61%          3.08%(B)    06/18/85
Lifestyle Aggressive 1000             6.70%            N/A           6.82%       01/07/97
Lifestyle Growth 820                  8.63%            N/A           8.94%       01/07/97
Lifestyle Balanced 640                4.55%            N/A           7.49%       01/07/97
Lifestyle Moderate 460                0.32%            N/A           7.22%       01/07/97
Lifestyle Conservative 280           -3.10%            N/A           5.56%       01/07/97
Merrill Lynch Small Cap Value        25.81%            N/A           0.10%       10/13/97
Focus - Class B(D)
Merrill Lynch Basic Value Focus      12.97%            N/A           5.71%       10/13/97
-Class B
Merrill Lynch Developing             56.77%            N/A          -5.64%       10/13/97
Capital Markets Focus - Class(B)


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B)  10 year average annual return.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)


                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                             1 YEAR         5 YEAR          SHORTER       PORTFOLIO
---------                             ------         ------       -------------    ---------
Pacific Rim Emerging Markets(A)       54.29%          2.02%            0.85%        10/04/94
Science & Technology                  90.41%           N/A            43.74%        01/01/97
International Small Cap               76.04%           N/A            21.17%        03/04/96
Aggressive Growth                     24.81%           N/A             8.25%        01/01/97
Emerging Small Company                64.81%           N/A            23.98%        01/01/97
Small Company Blend                    N/A             N/A            21.07%        05/01/99
Mid Cap Stock                          N/A             N/A            -5.82%        05/01/99
All Cap Growth(C)                     36.36%           N/A            21.37%        03/04/96
Overseas                              32.37%           N/A            10.46%        01/09/95
International Stock                   21.60%           N/A            12.01%        01/01/97
International Value                    N/A             N/A            -2.98%        05/01/99
Mid Cap Blend                         19.66%         21.07%           12.14%(B)     06/18/85
Small Company Value                    0.41%           N/A            -4.60%        10/01/97
Global Equity                         -3.61%          8.86%            6.90%(B)     03/18/88
Growth                                28.98%           N/A            25.20%        07/15/96
Large Cap Growth                      17.23%         17.44%           10.93%(B)     08/03/89
Quantitative Equity(A)                14.29%         22.72%           14.09%(B)     04/30/87
Blue Chip Growth                      11.46%         23.10%           13.89%        12/11/92
Real Estate Securities(A)            -14.42%          4.73%            8.87%(B)     04/30/87
Value                                 -9.59%           N/A             1.94%        01/01/97
Growth & Income                       10.91%         23.64%           16.57%        04/23/91
U.S. Large Cap Value                   N/A             N/A            -4.03%        05/01/99
Equity-Income                         -3.85%         14.44%           12.12%        02/19/93
Income & Value                         1.05%         11.61%            8.04%(B)     08/03/89
Balanced                              -8.53%           N/A             6.77%        01/01/97
High Yield                             0.42%           N/A             4.44%        01/01/97
Strategic Bond                        -4.94%          7.06%            5.14%        02/19/93

                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                             1 YEAR         5 YEAR          SHORTER       PORTFOLIO
---------                             ------         ------       -------------    ---------
Global Bond                          -13.19%          5.14%           6.28%(B)     03/18/88
Total Return                           N/A             N/A           -7.53%        05/01/99
Investment Quality Bond               -8.66%          5.08%           4.39%(B)     06/18/85
Diversified Bond                      -6.34%          7.03%           5.69%(B)     08/03/89
U.S. Government Securities            -7.21%          4.35%           5.08%(B)     03/18/88
Money Market                          -2.74%          2.61%           3.08%(B)     06/18/85
Lifestyle Aggressive 1000              6.70%           N/A            6.82%        01/07/97
Lifestyle Growth 820                   8.63%           N/A            8.94%        01/07/97
Lifestyle Balanced 640                 4.55%           N/A            7.49%        01/07/97
Lifestyle Moderate 460                 0.32%           N/A            7.22%        01/07/97
Lifestyle Conservative 280            -3.10%           N/A            5.56%        01/07/97
Merrill Lynch Small Cap Value         25.81%           N/A            0.10%        10/13/97
Focus - Class B (D)
Merrill Lynch Basic Value Focus       12.97%           N/A            5.71%        10/13/97
- Class B
Merrill Lynch Developing              56.77%           N/A           -5.64%        10/13/97
Capital Markets Focus - Class B


(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)


                                                                      SINCE
                                                                   INCEPTION OR
                                                                    10 YEARS,      INCEPTION
                                                                   WHICHEVER IS     DATE OF
PORTFOLIO                             1 YEAR          5 YEAR         SHORTER       PORTFOLIO
---------                             ------          ------       ------------    ---------

Pacific Rim Emerging Markets(A)       60.34%          2.80%            1.51%        10/04/94
Science & Technology                  96.46%           N/A            44.63%        01/01/97
International Small Cap               82.09%           N/A            22.02%        03/04/96
Aggressive Growth                     30.86%           N/A             9.79%        01/01/97
Emerging Small Company                70.86%           N/A            25.16%        01/01/97
Small Company Blend                    N/A             N/A            44.05%        05/01/99
Mid Cap Stock                          N/A             N/A            -0.20%        05/01/99
All Cap Growth(C)                     42.41%           N/A            22.21%        03/04/96
Overseas                              38.42%           N/A            11.08%        01/09/95
International Stock                   27.65%           N/A            13.45%        01/01/97
International Value                    N/A             N/A             4.38%        05/01/99
Mid Cap Blend                         25.71%         21.47%           12.18%(B)     06/18/85
Small Company Value                    6.23%           N/A            -2.44%        01/01/97
Global Equity                          1.95%          9.46%            6.95%(B)     03/18/88
Growth                                35.03%           N/A            26.11%        07/15/96
Large Cap Growth                      23.28%         17.90%           10.97%(B)     08/03/89
Quantitative Equity(A)                20.34%         23.11%           14.12%(B)     04/30/87
Blue Chip Growth                      17.51%         23.48%           13.96%        12/11/92
Real Estate Securities(A)             -9.54%          5.42%            8.90%(B)     04/30/87
Value                                 -4.41%           N/A             3.66%        01/01/97
Growth & Income                       16.96%         24.01%           16.62%        04/23/91
U.S. Large Cap Value                   N/A             N/A             2.68%        05/01/99
Equity-Income                          1.70%         14.94%           12.33%        02/19/93
Income & Value                         6.91%         12.16%            8.08%(B)     08/03/89
Balanced                              -3.29%           N/A             8.34%        01/01/97
High Yield                             6.24%           N/A             6.08%        01/01/97
Strategic Bond                         0.54%          7.70%            5.44%        02/19/93

                                                                      SINCE
                                                                   INCEPTION OR
                                                                    10 YEARS,      INCEPTION
                                                                   WHICHEVER IS     DATE OF
PORTFOLIO                             1 YEAR          5 YEAR         SHORTER       PORTFOLIO
---------                             ------          ------       ------------    ---------

Global Bond                           -8.24%          32.70%         84.56%(B)     03/18/88
Total Return                           N/A             N/A           -1.95%        05/01/99
Investment Quality Bond               -3.42%          32.36%         54.35%(B)     06/18/85
Diversified Bond                      -0.95%          44.73%         74.54%(B)     08/03/89
U.S. Government Securities            -1.88%          28.02%         64.77%(B)     03/18/88
Money Market                           2.88%          17.99%         36.03%(B)     06/18/85
Lifestyle Aggressive 1000             12.75%           N/A           27.19%        01/07/97
Lifestyle Growth 820                  14.68%           N/A           34.53%        01/07/97
Lifestyle Balanced 640                10.60%           N/A           29.47%        01/07/97
Lifestyle Moderate 460                 6.13%           N/A           28.56%        01/07/97
Lifestyle Conservative 280             2.49%           N/A           22.96%        01/07/97
Merrill Lynch Small Cap Value         31.86%           N/A           5.46%         10/13/97
Focus - Class B(D)
Merrill Lynch Basic Value Focus       19.02%           N/A           18.54%        10/13/97
- Class B
Merrill Lynch Developing              62.82%           N/A           -7.48%        10/13/97
Capital Markets Focus - Class B



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.

                            VEN 7 AND VEN 8 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                      SINCE
                                                                   INCEPTION OR
                                                                    10 YEARS,
                                                                   WHICHEVER IS    INCEPTION
PORTFOLIO                             1 YEAR          5 YEAR         SHORTER         DATE(A)
---------                             ------          ------       ------------    ---------

Pacific Rim Emerging Markets          54.56%           N/A            -1.96%        01/01/97
Science & Technology                  90.68%           N/A            43.99%        01/01/97
International Small Cap               76.31%           N/A            21.61%        03/04/96
Aggressive Growth                     25.08%           N/A            8.54%         01/01/97
Emerging Small Company                65.07%           N/A            24.24%        01/01/97
Small Company Blend                    N/A             N/A            21.33%        05/01/99
Mid Cap Stock                          N/A             N/A            -5.57%        05/01/99
All Cap Growth(C)                     36.63%           N/A            21.78%        03/04/96
Overseas                              32.63%           N/A            10.86%        01/09/95
International Stock                   21.86%           N/A            12.29%        01/01/97
International Value                    N/A             N/A            -2.74%        05/01/99
Mid Cap Blend                         19.92%          21.63%          12.40%(B)     06/18/85
Small Company Value                    0.66%            N/A           -4.19%        10/01/97
Global Equity                         -3.36%          9.67%            7.19%(B)     03/18/88
Growth                                29.25%           N/A            25.61%        07/15/96
Large Cap Growth                      17.49%          18.08%          11.19%(B)     08/03/89
Quantitative Equity                   14.55%           N/A            23.54%        01/01/97
Blue Chip Growth                      11.72%          23.64%          14.18%        12/11/92
Real Estate Securities               -14.17%           N/A            -5.17%        01/01/97
Value                                 -9.34%           N/A             2.20%        01/01/97
Growth & Income                       11.17%          24.17%          16.79%        04/23/91
U.S. Large Cap Value                   N/A             N/A            -3.78%        05/01/99
Equity-Income                         -3.60%          15.12%          12.49%        02/19/93
Income & Value                         1.29%          12.35%           8.31%(B)     08/03/89
Balanced                              -8.29%           N/A             7.02%        01/01/97
High Yield                             0.66%            N/A            4.71%        01/01/97
Strategic Bond                        -4.69%           7.90%           5.63%        02/19/93
Global Bond                          -12.94%           6.02%           6.52%(B)     03/18/88

                                                                      SINCE
                                                                   INCEPTION OR
                                                                    10 YEARS,
                                                                   WHICHEVER IS    INCEPTION
PORTFOLIO                             1 YEAR          5 YEAR         SHORTER         DATE(A)
---------                             ------          ------       ------------    ---------

Total Return                           N/A             N/A           -7.28%         05/01/99
Investment Quality Bond               -8.41%          5.97%           4.68%(B)      06/18/85
Diversified Bond                      -6.09%          7.88%           5.96%(B)      08/03/89
U.S. Government Securities            -6.96%          5.28%           5.34%(B)      03/18/88
Money Market                          -2.49%          3.60%           3.38%(B)      06/18/85
Lifestyle Aggressive 1000              6.97%           N/A             7.09%        01/07/97
Lifestyle Growth 820                   8.90%           N/A             9.20%        01/07/97
Lifestyle Balanced 640                 4.81%           N/A             7.75%        01/07/97
Lifestyle Moderate 460                 0.56%           N/A             7.48%        01/07/97
Lifestyle Conservative 280            -2.86%           N/A             5.83%        01/07/97
Merrill Lynch Small Cap Value         26.08%           N/A             0.57%        10/13/97
Focus - Class B(D)
Merrill Lynch Basic Value Focus       13.24%           N/A             6.10%        10/13/97
- Class B
Merrill Lynch Developing              57.04%           N/A            -5.12%        10/13/97
Capital Markets Focus - Class B


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B)  10 year average annual return.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                       SINCE
                                                                   INCEPTION OR
                                                                     10 YEARS,      INCEPTION
                                                                   WHICHEVER IS      DATE OF
PORTFOLIO                             1 YEAR          5 YEAR          SHORTER       PORTFOLIO
---------                             ------          ------       ------------     ---------

Pacific Rim Emerging Markets(A)       54.56%           2.54%            1.44%        10/04/94
Science & Technology                  90.68%           N/A             43.99%        01/01/97
International Small Cap               76.31%           N/A             21.61%        03/04/96
Aggressive Growth                     25.08%           N/A              8.54%        01/01/97
Emerging Small Company                65.07%           N/A             24.24%        01/01/97
Small Company Blend                    N/A             N/A             21.33%        05/01/99
Mid Cap Stock                          N/A             N/A             -5.57%        05/01/99
All Cap Growth(C)                     36.63%           N/A             21.78%        03/04/96
Overseas                              32.63%           N/A             10.86%        01/09/95
International Stock                   21.86%           N/A             12.29%        01/01/97
International Value                    N/A             N/A             -2.74%        05/01/99
Mid Cap Blend                         19.92%          21.63%           12.40%(B)     06/18/85
Small Company Value                    0.66%            N/A            -4.19%        10/01/97
Global Equity                         -3.36%           9.67%            7.19%(B)     03/18/88
Growth                                29.25%           N/A             25.61%        07/15/96
Large Cap Growth                      17.49%          18.08%           11.19%(B)     08/03/89
Quantitative Equity(A)                14.55%          23.27%           14.32%(B)     04/30/87
Blue Chip Growth                      11.72%          23.64%           14.18%        12/11/92
Real Estate Securities(A)            -14.17%           5.61%            9.07%(B)     04/30/87
Value                                 -9.34%           N/A              2.20%        01/01/97
Growth & Income                       11.17%          24.17%           16.79%        04/23/91
U.S. Large Cap Value                    N/A             N/A            -3.78%        05/01/99
Equity-Income                         -3.60%          15.12%           12.49%        02/19/93
Income & Value                         1.29%          12.35%            8.31%(B)     08/03/89
Balanced                              -8.29%            N/A             7.02%        01/01/97
High Yield                             0.66%            N/A             4.71%        01/01/97
Strategic Bond                        -4.69%           7.90%            5.63%        02/19/93

                                                                      SINCE
                                                                  INCEPTION OR
                                                                    10 YEARS,      INCEPTION
                                                                  WHICHEVER IS      DATE OF
PORTFOLIO                            1 YEAR          5 YEAR          SHORTER       PORTFOLIO
---------                            ------          ------       ------------     ---------

Global Bond                         -12.94%          6.02%            6.52%(B)     03/18/88
Total Return                           N/A            N/A            -7.28%        05/01/99
Investment Quality Bond              -8.41%          5.97%            4.68%(B)     06/18/85
Diversified Bond                     -6.09%          7.88%            5.96%(B)     08/03/89
U.S. Government Securities           -6.96%          5.28%            5.34%(B)     03/18/88
Money Market                         -2.49%          3.60%            3.38%(B)     06/18/85
Lifestyle Aggressive 1000             6.97%           N/A             7.09%        01/07/97
Lifestyle Growth 820                  8.90%           N/A             9.20%        01/07/97
Lifestyle Balanced 640                4.81%           N/A             7.75%        01/07/97
Lifestyle Moderate 460                0.56%           N/A             7.48%        01/07/97
Lifestyle Conservative 280           -2.86%           N/A             5.83%        01/07/97
Merrill Lynch Small Cap Value        26.08%           N/A             0.57%        10/13/97
Focus - Class B(D)
Merrill Lynch Basic Value Focus      13.24%           N/A             6.10%        10/13/97
- Class B
Merrill Lynch Developing             57.04%           N/A            -5.12%        10/13/97
Capital Markets Focus  - Class B



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                      SINCE
                                                                   INCEPTION OR
                                                                    10 YEARS,      INCEPTION
                                                                   WHICHEVER IS     DATE OF
PORTFOLIO                             1 YEAR          5 YEAR         SHORTER       PORTFOLIO
---------                             ------          ------       ------------    ---------

Pacific Rim Emerging Markets(A)       60.61%          3.13%           1.86%         10/04/94
Science & Technology                  96.73%           N/A            44.84%        01/01/97
International Small Cap               82.36%           N/A            22.26%        03/04/96
Aggressive Growth                     31.13%           N/A            9.99%         01/01/97
Emerging Small Company                71.12%           N/A            25.36%        01/01/97
Small Company Blend                    N/A             N/A            27.38%        05/01/99
Mid Cap Stock                          N/A             N/A            -0.13%        05/01/99
All Cap Growth(C)                     42.68%           N/A            22.42%        03/04/96
Overseas                              38.68%           N/A            11.31%        01/09/95
International Stock                   27.91%           N/A            13.64%        01/01/97
International Value                    N/A             N/A             2.88%        05/01/99
Mid Cap Blend                         25.97%          21.66%          12.43%(B)     06/18/85
Small Company Value                    6.49%           N/A            -2.15%        10/01/97
Global Equity                          2.22%           9.71%           7.23%(B)     03/18/88
Growth                                35.30%           N/A            26.30%        07/15/96
Large Cap Growth                      23.54%          18.12%          11.22%(B)     08/03/89
Quantitative Equity(A)                20.60%          23.31%          14.36%(B)     04/30/87
Blue Chip Growth                      17.77%          23.67%          14.23%        12/11/92
Real Estate Securities(A)             -9.28%           5.65%           9.10%(B)     04/30/87
Value                                 -4.14%           N/A             3.82%        01/01/97
Growth & Income                       17.22%          24.21%          16.82%        04/23/91
U.S. Large Cap Value                   N/A             N/A             1.77%        05/01/99
Equity-Income                         1.96%           15.15%          12.53%        02/19/93
Income & Value                        7.17%           12.39%          8.35%(B)      08/03/89
Balanced                             -3.02%            N/A            8.50%         01/01/97
High Yield                            6.50%            N/A            6.26%         01/01/97
Strategic Bond                        0.80%           7.94%           5.67%         02/19/93
Global Bond                          -7.97%           6.06%           6.56%(B)      03/18/88

                                                                      SINCE
                                                                   INCEPTION OR
                                                                    10 YEARS,      INCEPTION
                                                                   WHICHEVER IS     DATE OF
PORTFOLIO                             1 YEAR          5 YEAR         SHORTER       PORTFOLIO
---------                             ------          ------       ------------    ---------

Total Return                           N/A             N/A            -1.95         5/01/99
Investment Quality Bond               -3.16%           6.02%           4.72%(B)     06/18/85
Diversified Bond                      -0.68%           7.92%           6.00%(B)     08/03/89
U.S. Government Securities            -1.61%           5.32%           5.38%(B)     03/18/88
Money Market                           3.15%           3.64%           3.42%(B)     06/18/85
Lifestyle Aggressive 1000             13.02%            N/A            8.58%        01/07/97
Lifestyle Growth 820                  14.95%            N/A           10.64%        01/07/97
Lifestyle Balanced 640                10.86%            N/A            9.22%        01/07/97
Lifestyle Moderate 460                 6.40%            N/A            8.96%        01/07/97
Lifestyle Conservative 280             2.76%            N/A            7.35%        01/07/97
Merrill Lynch Small Cap Value         32.13%            N/A            2.78%        10/13/97
Focus - Class B(D)
Merrill Lynch Basic Value Focus       19.29%            N/A            8.25%        10/13/97
- Class B
Merrill Lynch Developing              63.09%            N/A           -3.05%        10/13/97
Capital Markets Focus - Class B



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.


(C)  Formerly, the Mid Cap Growth Trust.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.



                                    * * * * *

        In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or the Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


         The consolidated financial statements of the Company at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Variable Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young

LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.




SERVICING AGENT

        Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values,

                  -        variable annuity participants and transactions,

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners;

         -        and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


        Manufacturers Securities Services, LLC ("MSS") is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 1999, 1998 and 1997 were $183,494,116, $122,828,714 and $29,615,342, respectively. MSS did not retain any of these amounts during such periods.

                          AUDITED FINANCIAL STATEMENTS

                                    AUDITED FINANCIAL STATEMENTS

                                    THE MANUFACTURERS LIFE INSURANCE
                                    COMPANY OF NORTH AMERICA
                                    SEPARATE ACCOUNT A

                                    Years ended December 31, 1999 and 1998

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements


                     Years ended December 31, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...............................2
Statements of Operations and Changes in Contract Owners' Equity...............4
Notes to Financial Statements................................................19

                         Report of Independent Auditors


To the Contract Owners of
The Manufacturers Life Insurance Company of
   North America Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A of The Manufacturers Life Insurance Company of North America as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 1999, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 15, 2000

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1999

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Mid Cap Blend Portfolio--65,729,135 shares (cost $1,267,408,277)                          $1,439,468,050
       Investment Quality Bond Portfolio--18,866,533 shares (cost $226,060,734)                     218,851,779
       Growth and Income Portfolio--84,573,096 shares (cost $1,992,453,797)                       2,763,003,036
       Blue Chip Growth Portfolio--66,175,463 shares (cost $1,130,509,788)                        1,432,037,014
       Money Market Portfolio--87,199,520 shares (cost $871,995,200)                                871,995,200
       Global Equity Portfolio--39,047,614 shares (cost $705,363,023)                               733,704,675
       Global Bond Portfolio--11,832,771 shares (cost $152,950,552)                                 137,260,140
       U.S. Government Securities Portfolio--17,391,094 shares (cost $233,276,680)                  230,258,080
       Diversified Bond Portfolio--14,571,220 shares (cost $160,288,296)                            157,660,602
       Income & Value Portfolio--46,224,569 shares (cost $549,978,606)                              596,759,183
       Large Cap Growth Portfolio--20,739,517 shares (cost $296,005,542)                            357,341,870
       Equity-Income Portfolio--47,843,723 shares (cost $781,387,327)                               815,735,481
       Strategic Bond Portfolio--22,452,974 shares (cost $262,767,771)                              250,126,128
       Overseas Portfolio--19,953,323 shares (cost $249,056,453)                                    317,656,908
       Growth Portfolio--18,940,379 shares (cost $396,795,271)                                      509,117,400
       Mid Cap Growth Portfolio--23,114,951 shares (cost $406,781,895)                              575,331,123
       International Small Cap Portfolio--6,499,140 shares (cost $112,015,695)                      183,015,794
       Pacific Rim Emerging Markets Portfolio--6,220,744 shares (cost $57,924,402)                   67,681,694
       Science & Technology Portfolio--25,024,745 shares (cost $647,828,449)                        905,145,043
       Emerging Small Company Portfolio--2,789,537 shares (cost $76,485,645)                        113,645,728
       Aggressive Growth Portfolio--6,470,337 shares (cost $86,725,579)                             112,195,642
       International Stock Portfolio--6,362,311 shares (cost $88,511,635)                            98,170,464
       Quantitative Equity Portfolio--6,985,304 shares (cost $174,265,768)                          196,706,168
       Value Trust  Portfolio--9,342,873 shares (cost $138,659,120)                                 123,606,206
       Real Estate Securities Portfolio--2,324,186 shares (cost $34,875,077)                         29,958,758
       Balanced Portfolio--5,518,702 shares (cost $102,541,513)                                      98,343,272
       High Yield Portfolio--11,198,777 shares (cost $150,059,901)                                  143,792,293
       Lifestyle Aggressive 1000 Portfolio--3,780,611 shares (cost $49,539,440)                      54,970,082
       Lifestyle Growth 820 Portfolio--18,884,819 shares (cost $259,812,929)                        286,671,549
       Lifestyle Balanced 640 Portfolio--20,650,896 shares (cost $276,213,083)                      294,068,753
       Lifestyle Moderate 460 Portfolio--9,496,242 shares (cost $128,936,221)                       134,181,905
       Lifestyle Conservative 280 Portfolio--6,344,330 shares (cost $83,329,291)                     83,427,946
       Small Company Value Portfolio--4,766,424 shares (cost  $52,201,014)                           58,484,021
       US Large Cap Value Portfolio--9,186,453 shares (cost $113,163,494)                           117,954,060
       Mid Cap Stock Portfolio--2,161,880 shares (cost $26,330,859)                                  27,239,687
       Small Company Blend Portfolio--2,402,094 shares (cost $32,641,242)                            37,857,001
       International Value Trust Portfolio--2,175,349 shares (cost $26,432,131)                      28,236,032
       Total Return Portfolio--5,294,711 shares (cost $65,544,878)                                   65,495,571

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

    Statement of Assets, Liabilities and Contract Owners' Equity (continued)

                                December 31, 1999


ASSETS (CONTINUED)
   Investments at market value (continued):
     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--1,402,863 shares (cost $19,814,327)                   $     19,050,878
       Developing Capital Markets Focus Portfolio--127,061 shares (cost $1,053,733)              1,312,542
       Special Value Focus Portfolio--197,764 shares (cost $3,968,589)                           4,617,790
                                                                                          ----------------

Total assets                                                                              $ 14,692,135,548
                                                                                          ================
CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                $ 14,670,567,844
Annuity reserves                                                                                21,567,704
                                                                                          ----------------

Total contract owners' equity                                                             $ 14,692,135,548
                                                                                          ================





See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                             Contract Owners' Equity


                                                                             SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------------
                                          MID CAP BLEND (1)           INVESTMENT QUALITY BOND             GROWTH AND INCOME
                                  --------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                        1999             1998            1999           1998            1999             1998
                                  --------------------------------------------------------------------------------------------------
Income:
   Dividends                       $  153,929,397   $  262,896,468   $ 11,715,866   $  9,380,173   $   80,203,495    $  104,185,784

Expenses:
    Mortality and expense risk
       and administrative charges      18,761,395       19,254,747      3,235,250      2,619,222       34,879,668        24,518,612
                                  --------------------------------------------------------------------------------------------------
Net investment income (loss)          135,168,002      243,641,721      8,480,616      6,760,951       45,323,827        79,667,172

Net realized gain (loss)              (26,061,804)      31,286,927        855,077      3,524,700      192,498,787       120,361,648
Unrealized appreciation
    (depreciation) during the
    period                            199,725,097     (174,185,950)   (16,830,922)     2,142,373      149,108,797       182,367,957
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        308,831,295      100,742,698     (7,495,229)    12,428,024      386,931,411       382,396,777

Changes from principal
    transactions:
       Purchase payments               93,411,927       94,757,279     40,597,928     34,025,800      379,342,825       248,202,994
       Transfers between sub-
           accounts and the
           Company                   (148,189,886)     (73,281,664)      (152,399)    27,481,604      201,840,782       109,065,836
       Withdrawals                   (180,603,372)    (127,824,175)   (29,033,342)   (18,664,400)    (262,999,113)     (142,936,147)
       Annual contract fee               (578,783)        (627,094)       (67,743)       (56,911)        (798,850)         (612,633)
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (235,960,114)    (106,975,654)    11,344,444     42,786,093      317,385,644       213,720,050
                                  --------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            72,871,181       (6,232,956)     3,849,215     55,214,117      704,317,055       596,116,827
Contract owners' equity at
    beginning of period             1,366,596,869    1,372,829,825    215,002,564    159,788,447    2,058,685,981     1,462,569,154
                                  --------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $1,439,468,050   $1,366,596,869   $218,851,779   $215,002,564   $2,763,003,036    $2,058,685,981
                                  ==================================================================================================

(1) On May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                              BLUE CHIP GROWTH                 MONEY MARKET                   GLOBAL EQUITY
                                      ----------------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                            1999            1998           1999            1998             1999          1998
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                          $   48,024,156   $  13,929,066   $  29,316,220   $  21,461,471   $  84,963,853   $ 59,603,230

Expenses:
    Mortality and expense risk
       and administrative charges         17,072,171      10,658,625       9,381,472       6,194,641      11,225,268     12,014,172
                                      ----------------------------------------------------------------------------------------------
Net investment income (loss)              30,951,985       3,270,441      19,934,748      15,266,830      73,738,585     47,589,058

Net realized gain (loss)                  92,356,233      61,124,930         (37,631)        192,043      34,261,905     27,283,864
Unrealized appreciation
    (depreciation) during the
    period                                80,600,837     123,565,136               0               0     (93,110,046)     6,192,769
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           203,909,055     187,960,507      19,897,117      15,458,873      14,890,444     81,065,691

Changes from principal transactions:
       Purchase payments                 267,993,066     142,511,048     374,293,200     280,358,533      51,092,502     61,937,777
       Transfers between sub-
           accounts and the
           Company                        99,970,099      70,636,247     302,685,947     (41,216,927)    (84,444,789)   (27,166,058)
       Withdrawals                      (122,015,658)    (50,972,213)   (291,230,505)   (115,055,612)    (98,792,707)   (71,777,066)
       Annual contract fee                  (388,548)       (266,440)       (159,194)       (111,391)       (331,275)      (372,022)
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               245,558,959     161,908,642     385,589,448     123,974,603    (132,476,269)   (37,377,369)
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              449,468,014     349,869,149     405,486,565     139,433,476    (117,585,825)    43,688,322
Contract owners' equity at
    beginning of period                  982,569,000     632,699,851     466,508,635     327,075,159     851,290,500    807,602,178
                                      ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $1,432,037,014   $ 982,569,000   $ 871,995,200   $ 466,508,635   $ 733,704,675   $851,290,500
                                      ==============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                              GLOBAL BOND (2)           U.S. GOVERNMENT SECURITIES        DIVERSIFIED BOND (3)
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                           1999            1998            1999             1998          1999           1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  15,950,596   $  18,973,842   $  10,287,189   $   9,103,890   $  16,986,531   $  17,570,424

Expenses:
    Mortality and expense risk
       and administrative charges         2,249,622       2,750,057       3,564,976       2,945,305       2,451,082       2,625,650
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             13,700,974      16,223,785       6,722,213       6,158,585      14,535,449      14,944,774

Net realized gain (loss)                 (7,723,870)        898,854       1,192,111       4,428,098         541,478       3,497,458
Unrealized appreciation
    (depreciation) during the
    period                              (20,175,181)     (5,780,204)    (12,050,024)      1,035,564     (16,277,262)     (1,878,860)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          (14,198,077)     11,342,435      (4,135,700)     11,622,247      (1,200,335)     16,563,372

Changes from principal
    transactions:
       Purchase payments                  8,221,045       9,584,824      37,846,882      40,913,770      14,089,233       7,937,011
       Transfers between sub-
           accounts and the
           Company                      (17,128,037)    (21,994,571)     (4,058,550)     19,072,298      (9,493,700)     (6,943,504)
       Withdrawals                      (26,084,516)    (18,770,928)    (36,511,642)    (23,285,802)    (31,237,206)    (26,555,234)
       Annual contract fee                  (60,363)        (77,219)        (72,992)        (66,701)        (81,266)        (92,857)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (35,051,871)    (31,257,894)     (2,796,302)     36,633,565     (26,722,939)    (25,654,584)
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             (49,249,948)    (19,915,459)     (6,932,002)     48,255,812     (27,923,274)     (9,091,212)
Contract owners' equity at
    beginning of period                 186,510,088     206,425,547     237,190,082     188,934,270     185,583,876     194,675,088
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 137,260,140   $ 186,510,088   $ 230,258,080   $ 237,190,082   $ 157,660,602   $ 185,583,876
                                     ===============================================================================================


(2) On May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.

(3) On May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                             INCOME & VALUE (4)            LARGE CAP GROWTH (5)             EQUITY INCOME
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                           1999            1998            1999           1998            1999           1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  64,728,819   $  64,146,035   $  25,595,630   $  26,290,872   $  61,583,673   $  50,288,949

Expenses:
    Mortality and expense risk
       and administrative charges         8,356,583       8,092,103       3,917,259       3,191,540      12,388,373      12,044,210
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             56,372,236      56,053,932      21,678,371      23,099,332      49,195,300      38,244,739

Net realized gain (loss)                 14,156,297      14,458,530      23,897,802       9,700,147      60,838,721      45,466,323
Unrealized appreciation
    (depreciation) during the
    period                              (30,559,573)      2,472,822      19,560,682       3,631,032     (93,256,752)    (23,107,903)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           39,968,960      72,985,284      65,136,855      36,430,511      16,777,269      60,603,159

Changes from principal
    transactions:
       Purchase payments                 37,755,830      18,958,426      58,029,084      10,964,443      89,380,630     103,523,597
       Transfers between sub-
           accounts and the
           Company                       29,853,674     (17,040,289)     32,067,415      (5,795,331)    (80,590,017)    (18,384,431)
       Withdrawals                      (89,782,808)    (71,094,567)    (36,367,472)    (24,226,715)   (100,634,351)    (60,748,536)
       Annual contract fee                 (304,235)       (329,687)       (154,449)       (156,682)       (292,444)       (292,490)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (22,477,539)    (69,506,117)     53,574,578     (19,214,285)    (92,136,182)     24,098,140
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              17,491,421       3,479,167     118,711,433      17,216,226     (75,358,913)     84,701,299
Contract owners' equity at
    beginning of period                 579,267,762     575,788,595     238,630,437     221,414,211     891,094,394     806,393,095
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 596,759,183   $ 579,267,762   $ 357,341,870   $ 238,630,437   $ 815,735,481   $ 891,094,394
                                     ===============================================================================================


(4) On May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.

(5) On May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                              STRATEGIC BOND                    OVERSEAS (6)                     GROWTH
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                           1999            1998            1999            1998            1999            1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  20,390,856   $  19,762,976   $           0   $  10,783,616   $  14,178,869   $   6,498,283

Expenses:
    Mortality and expense risk
       and administrative charges         3,938,500       4,220,177       3,241,956       2,772,206       4,962,443       2,460,324
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             16,452,356      15,542,799      (3,241,956)      8,011,410       9,216,426       4,037,959

Net realized gain (loss)                 (3,762,853)      5,827,370      23,772,499      (4,242,482)     31,512,124       7,868,700
Unrealized appreciation
    (depreciation) during the
    period                              (11,027,718)    (22,293,148)     64,760,081       6,890,254      74,478,633      23,267,491
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            1,661,785        (922,979)     85,290,624      10,659,182     115,207,183      35,174,150

Changes from principal
    transactions:
       Purchase payments                 22,725,716      59,587,164      28,374,515      22,213,738      89,248,445      46,724,068
       Transfers between sub-
           accounts and the
           Company                      (40,829,510)    (16,016,161)     34,421,895      (9,290,437)    107,317,349      20,642,796
       Withdrawals                      (34,305,856)    (21,651,946)    (23,065,572)    (13,365,800)    (27,547,360)     (9,558,754)
       Annual contract fee                  (83,834)        (81,880)        (76,048)        (72,465)       (102,141)        (54,268)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (52,493,484)     21,837,177      39,654,790        (514,964)    168,916,293      57,753,842
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             (50,831,699)     20,914,198     124,945,414      10,144,218     284,123,476      92,927,992
Contract owners' equity at
    beginning of period                 300,957,827     280,043,629     192,711,494     182,567,276     224,993,924     132,065,932
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 250,126,128   $ 300,957,827   $ 317,656,908   $ 192,711,494   $ 509,117,400   $ 224,993,924
                                     ===============================================================================================


(6) On May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                               MID CAP GROWTH (7)          INTERNATIONAL SMALL CAP     PACIFIC RIM EMERGING MARKETS
                                      ----------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                             1999            1998            1999            1998           1999          1998
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                            $  48,276,292   $           0   $     358,697   $     336,534   $  1,026,291   $          0

Expenses:
    Mortality and expense risk
       and administrative charges           5,718,870       3,976,254       1,573,338       1,517,775        446,217        137,686
                                      ----------------------------------------------------------------------------------------------
Net investment income (loss)               42,557,422      (3,976,254)     (1,214,641)     (1,181,241)       580,074       (137,686)

Net realized gain (loss)                   28,008,220      20,349,494      15,671,103       6,105,663      7,368,690     (2,090,591)
Unrealized appreciation
    (depreciation) during the
    period                                 94,166,019      51,762,373      65,010,127       5,595,158      9,147,024      1,949,020
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            164,731,661      68,135,613      79,466,589      10,519,580     17,095,788       (279,257)

Changes from principal
    transactions:
       Purchase payments                   73,220,832      46,950,104      12,518,161      11,129,043     17,899,189      3,553,787
       Transfers between sub-
           accounts and the
           Company                         23,827,468       8,700,217      (3,519,893)    (11,727,965)    23,572,852      1,253,352
       Withdrawals                        (33,080,407)    (17,277,732)    (10,366,665)     (6,285,382)    (2,407,322)      (497,351)
       Annual contract fee                   (133,217)       (102,955)        (40,229)        (42,473)        (9,223)        (3,324)
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                 63,834,676      38,269,634      (1,408,626)     (6,926,777)    39,055,496      4,306,464
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               228,566,337     106,405,247      78,057,963       3,592,803     56,151,284      4,027,207
Contract owners' equity at
    beginning of period                   346,764,786     240,359,539     104,957,831     101,365,028     11,530,410      7,503,203
                                      ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                           $ 575,331,123   $ 346,764,786   $ 183,015,794   $ 104,957,831   $ 67,681,694   $ 11,530,410
                                      ==============================================================================================


(7) On May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)



                                                                                SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                             SCIENCE & TECHNOLOGY          EMERGING SMALL COMPANY         AGGRESSIVE GROWTH (8)
                                      ----------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                             1999            1998            1999           1998           1999           1998
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                            $  61,919,386   $           0   $     759,177   $    606,644   $           0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges           5,761,991       1,202,138         873,992        644,336         924,547        725,112
                                      ----------------------------------------------------------------------------------------------
Net investment income (loss)               56,157,395      (1,202,138)       (114,815)       (37,692)       (924,547)      (725,112)

Net realized gain (loss)                   55,024,474       2,838,592       7,884,062       (840,697)      4,579,079        302,011
Unrealized appreciation
    (depreciation) during the
    period                                227,736,042      32,860,184      35,160,887        754,323      21,518,364      2,526,128
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            338,917,911      34,496,638      42,930,134       (124,066)     25,172,896      2,103,027

Changes from principal
    transactions:
       Purchase payments                  207,053,560      34,212,705      15,034,166     16,370,893      26,876,986     12,805,688
       Transfers between sub-
           accounts and the
           Company                        249,768,296      16,789,653       5,408,633        532,221       5,696,610        514,103
       Withdrawals                        (27,264,960)     (4,130,388)     (4,232,298)    (2,520,170)     (4,347,279)    (2,807,192)
       Annual contract fee                   (118,939)        (26,696)        (20,646)       (12,785)        (20,633)       (17,850)
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                429,437,957      46,845,274      16,189,855     14,370,159      28,205,684     10,494,749
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               768,355,868      81,341,912      59,119,989     14,246,093      53,378,580     12,597,776
Contract owners' equity at
    beginning of period                   136,789,175      55,447,263      54,525,739     40,279,646      58,817,062     46,219,286
                                      ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                           $ 905,145,043   $ 136,789,175   $ 113,645,728   $ 54,525,739   $ 112,195,642   $ 58,817,062
                                      ==============================================================================================

(8) On May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                           -----------------------------------------------------------------------------------------
                                                 INTERNATIONAL STOCK         WORLDWIDE GROWTH (9)         QUANTITATIVE EQUITY
                                           -----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                1999            1998          1999          1998           1999           1998
                                           -----------------------------------------------------------------------------------------
Income:
   Dividends                               $  8,108,456   $    862,935   $    319,615   $    172,999   $  10,516,654   $  4,541,776

Expenses:
    Mortality and expense risk
       and administrative charges             1,061,361        674,016        177,079        395,448       2,042,760        640,582
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                  7,047,095        188,919        142,536       (222,449)      8,473,894      3,901,194

Net realized gain (loss)                      8,135,854      2,364,955      3,255,622        525,371       4,998,960        449,434
Unrealized appreciation
    (depreciation) during the
    period                                    7,613,413      3,503,979     (1,523,409)     1,343,334      14,982,816      6,170,135
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                               22,796,362      6,057,853      1,874,749      1,646,256      28,455,670     10,520,763

Changes from principal
    transactions:
       Purchase payments                     23,670,823     13,225,216      2,628,319     11,495,901      48,763,678     20,771,816
       Transfers between sub-
           accounts and the
           Company                            1,405,970      2,851,294    (37,474,479)     2,347,570      63,401,411     12,619,124
       Withdrawals                           (5,184,070)    (2,491,971)    (1,108,247)    (1,286,241)    (11,480,477)    (2,437,925)
       Annual contract fee                      (20,859)       (13,680)        (3,338)        (7,427)        (35,712)       (11,798)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                   19,871,864     13,570,859    (35,957,745)    12,549,803     100,648,900     30,941,217
                                           -----------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                  42,668,226     19,628,712    (34,082,996)    14,196,059     129,104,570     41,461,980
Contract owners' equity at
    beginning of period                      55,502,238     35,873,526     34,082,996     19,886,937      67,601,598     26,139,618
                                           -----------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                              $ 98,170,464   $ 55,502,238   $          0   $ 34,082,996   $ 196,706,168   $ 67,601,598
                                           =========================================================================================


(9) On April 30, 1999, the Worldwide Growth Sub-Account ceased operations and was merged with the Global Equity Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                    VALUE TRUST             REAL ESTATE SECURITIES              BALANCED
                                        --------------------------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                1999           1998           1999           1998          1999            1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                              $   3,906,842   $   4,638,914   $  1,606,291   $  4,863,628   $  7,083,393   $  4,362,693

Expenses:
    Mortality and expense risk
       and administrative charges             1,922,443       1,782,489        467,023        550,805      1,443,252        638,257
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                  1,984,399       2,856,425      1,139,268      4,312,823      5,640,141      3,724,436

Net realized gain (loss)                     (2,588,397)      1,138,053     (6,927,167)      (902,342)    (1,412,831)       247,184
Unrealized appreciation
    (depreciation) during the
    period                                   (5,159,090)    (10,157,046)     2,714,591    (10,990,491)    (6,552,341)     1,131,212
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                               (5,763,088)     (6,162,568)    (3,073,308)    (7,580,010)    (2,325,031)     5,102,832

Changes from principal
    transactions:
       Purchase payments                     18,406,894      49,908,355      4,080,168     11,906,485     29,779,086     26,732,376
       Transfers between sub-
           accounts and the
           Company                          (18,344,695)     14,640,406     (5,881,514)     2,566,730      5,388,722     22,894,698
       Withdrawals                          (11,460,776)     (5,344,005)    (3,461,863)    (2,469,360)    (9,245,498)    (2,463,299)
       Annual contract fee                      (41,689)        (29,966)       (11,688)       (10,774)       (27,011)        (9,365)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                  (11,440,266)     59,174,790     (5,274,897)    11,993,081     25,895,299     47,154,410
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                 (17,203,354)     53,012,222     (8,348,205)     4,413,071     23,570,268     52,257,242
Contract owners' equity at
    beginning of period                     140,809,560      87,797,338     38,306,963     33,893,892     74,773,004     22,515,762
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                             $ 123,606,206   $ 140,809,560   $ 29,958,758   $ 38,306,963   $ 98,343,272   $ 74,773,004
                                        ============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                    HIGH YIELD             CAPITAL GROWTH BOND (10)     LIFESTYLE AGGRESSIVE 1000
                                        --------------------------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                               1999            1998           1999           1998           1999          1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                              $  11,545,406   $   8,887,481   $    864,902   $    264,547   $  2,722,018   $  2,636,383

Expenses:
    Mortality and expense risk
       and administrative charges             1,997,783       1,432,205         55,062         95,375        708,426        723,027
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                  9,547,623       7,455,276        809,840        169,172      2,013,592      1,913,356

Net realized gain (loss)                     (2,257,195)        308,573       (660,734)       135,919     (1,222,067)       809,716
Unrealized appreciation
    (depreciation) during the
    period                                    1,227,151      (7,507,180)      (267,578)       156,238      5,251,865     (1,147,651)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                8,517,579         256,669       (118,472)       461,329      6,043,390      1,575,421

Changes from principal transactions:
       Purchase payments                     29,744,338      57,459,954      1,787,667      3,886,790     15,435,696     21,969,123
       Transfers between sub-
           accounts and the
           Company                           (6,333,119)     15,683,299    (12,288,805)     3,612,080    (21,418,342)    (1,521,360)
       Withdrawals                          (12,946,674)     (5,903,448)      (285,298)      (227,645)    (3,918,302)    (3,165,862)
       Annual contract fee                      (31,743)        (17,792)          (620)          (891)       (35,402)       (25,491)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                   10,432,802      67,222,013    (10,787,056)     7,270,334     (9,936,350)    17,256,410
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                  18,950,381      67,478,682    (10,905,528)     7,731,663     (3,892,960)    18,831,831
Contract owners' equity at
    beginning of period                     124,841,912      57,363,230     10,905,528      3,173,865     58,863,042     40,031,211
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                             $ 143,792,293   $ 124,841,912   $          0   $ 10,905,528   $ 54,970,082   $ 58,863,042
                                        ============================================================================================

(10) On April 30, 1999, the Capital Growth Bond Sub-Account ceased operations and was merged with the Investment Quality Bond Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                           LIFESTYLE GROWTH 820           LIFESTYLE BALANCED 640         LIFESTYLE MODERATE 460
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                            1999           1998            1999            1998            1999            1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  14,858,795   $  14,111,619   $  17,810,957   $  13,670,797   $   7,506,470   $   3,839,085

Expenses:
    Mortality and expense risk
       and administrative charges         3,749,541       3,455,069       4,121,828       3,423,557       1,849,094       1,151,712
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             11,109,254      10,656,550      13,689,129      10,247,240       5,657,376       2,687,373

Net realized gain (loss)                  1,685,669       2,139,936        (859,793)      1,544,172       1,153,420         878,683
Unrealized appreciation
    (depreciation) during the
    period                               23,446,478      (2,785,080)     16,069,672      (3,124,500)      1,095,396       2,974,288
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           36,241,401      10,011,406      28,899,008       8,666,912       7,906,192       6,540,344

Changes from principal
    transactions:
       Purchase payments                 70,193,502     110,072,582      61,122,566     136,038,997      28,704,487      54,357,743
       Transfers between sub-
           accounts and the
           Company                      (94,123,645)      5,245,489     (82,208,600)     14,223,902      (8,341,574)     14,002,683
       Withdrawals                      (19,561,667)    (10,385,720)    (20,076,098)    (12,460,337)     (9,811,239)     (3,921,846)
       Annual contract fee                 (123,215)        (72,269)       (106,632)        (51,951)        (41,995)        (13,485)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (43,615,025)    104,860,082     (41,268,764)    137,750,611      10,509,679      64,425,095
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              (7,373,624)    114,871,488     (12,369,756)    146,417,523      18,415,871      70,965,439
Contract owners' equity at
    beginning of period                 294,045,173     179,173,685     306,438,509     160,020,986     115,766,034      44,800,595
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 286,671,549   $ 294,045,173   $ 294,068,753   $ 306,438,509   $ 134,181,905   $ 115,766,034
                                     ===============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                 -----------------------------------------------------------------------------------
                                                                                                                    US LARGE CAP
                                                    LIFESTYLE CONSERVATIVE 280          SMALL COMPANY VALUE           VALUE (11)
                                                 -----------------------------------------------------------------------------------
                                                                                                                     YEAR ENDED
                                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,       DECEMBER 31
                                                 -----------------------------------------------------------------------------------
                                                      1999              1998            1999             1998            1999
                                                 -----------------------------------------------------------------------------------
     Income:
        Dividends                                 $  5,216,443     $  1,713,067     $     38,016      $    19,377     $           0

     Expenses:
         Mortality and expense risk
            and administrative charges               1,128,310          556,830          809,959          606,307           626,565
                                                 -----------------------------------------------------------------------------------
     Net investment income (loss)                    4,088,133        1,156,237         (771,943)        (586,930)         (626,565)

     Net realized gain (loss)                          544,159          271,648       (5,255,135)        (582,960)         (193,257)
     Unrealized appreciation
         (depreciation) during the
         period                                     (2,519,013)       2,119,282        9,035,272       (2,538,730)        4,790,566
                                                 -----------------------------------------------------------------------------------
     Net increase (decrease) in
         contract owners' equity from
         operations                                  2,113,279        3,547,167        3,008,194       (3,708,620)        3,970,744

     Changes from principal transactions:
            Purchase payments                       23,265,220       33,166,004        8,866,509       28,591,491        57,292,554
            Transfers between sub-
                accounts and the
                Company                             (1,927,268)      14,381,167      (13,624,996)      25,105,906        58,617,615
            Withdrawals                             (6,127,892)      (2,280,020)      (4,843,069)      (1,762,784)       (1,920,575)
            Annual contract fee                        (18,295)          (4,485)         (18,019)          (8,494)           (6,278)
                                                 -----------------------------------------------------------------------------------
     Net increase (decrease) in
         contract owners' equity from
         principal transactions                     15,191,765       45,262,666       (9,619,575)      51,926,119       113,983,316
                                                 -----------------------------------------------------------------------------------

     Total increase (decrease) in
         contract owners' equity                    17,305,044       48,809,833       (6,611,381)      48,217,499       117,954,060
     Contract owners' equity at
         beginning of period                        66,122,902       17,313,069       65,095,402       16,877,903                 0
                                                 -----------------------------------------------------------------------------------

     Contract owners' equity at end
         of period                                $ 83,427,946     $ 66,122,902     $ 58,484,021     $ 65,095,402     $ 117,954,060
                                                 ===================================================================================


     See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      -----------------------------------------------------------------
                                                      MID CAP STOCK (11)          SMALL COMPANY          INTERNATIONAL
                                                                                    BLEND (11)             VALUE (11)
                                                      -----------------------------------------------------------------
                                                         YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                         DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                                            1999                      1999                    1999
                                                      -----------------------------------------------------------------
Income:
   Dividends                                           $          0              $    720,294              $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           122,937                   164,934                   136,693
                                                      -----------------------------------------------------------------
Net investment income (loss)                               (122,937)                  555,360                  (136,693)

Net realized gain (loss)                                   (173,237)                  257,693                    33,013
Unrealized appreciation
    (depreciation) during the
    period                                                  908,828                 5,215,759                 1,803,901
                                                      -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                              612,654                 6,028,812                 1,700,221

Changes from principal
    transactions:
       Purchase payments                                 15,399,144                15,336,609                11,603,890
       Transfers between sub-
           accounts and the
           Company                                       11,691,592                16,834,296                15,682,172
       Withdrawals                                         (461,893)                 (340,818)                 (748,816)
       Annual contract fee                                   (1,810)                   (1,898)                   (1,435)
                                                      -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                               26,627,033                31,828,189                26,535,811
                                                      -----------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                              27,239,687                37,857,001                28,236,032
Contract owners' equity at
    beginning of period                                           0                         0                         0
                                                      -----------------------------------------------------------------

Contract owners' equity at end
    of period                                          $ 27,239,687              $ 37,857,001              $ 28,236,032
                                                      =================================================================


(11) From commencement of operations, May 3, 1999.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                                                                                        DEVELOPING CAPITAL MARKETS
                                                TOTAL RETURN (11)        BASIC VALUE FOCUS                       FOCUS
                                               -------------------------------------------------------------------------------------
                                                    YEAR ENDED                YEAR ENDED                       YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,                      DECEMBER 31,
                                                      1999              1999              1998             1999            1998
                                               -------------------------------------------------------------------------------------
Income:
   Dividends                                    $          0       $  2,014,871       $    53,970       $    11,709       $     388

Expenses:
    Mortality and expense risk
       and administrative charges                    322,526            133,444            21,001             7,049           1,933
                                               -------------------------------------------------------------------------------------
Net investment income (loss)                        (322,526)         1,881,427            32,969             4,660          (1,545)

Net realized gain (loss)                             (54,031)           (18,709)          (18,194)           19,139          (7,758)
Unrealized appreciation
    (depreciation) during the
    period                                           (49,306)          (842,689)           80,592           295,033         (46,006)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                      (425,863)         1,020,029            95,367           318,832         (55,309)

Changes from principal
    transactions:
       Purchase payments                          28,361,631         10,559,719         2,636,532           597,141         279,236
       Transfers between sub-
           accounts and the
           Company                                39,133,059          4,408,752           331,091           281,489         (12,556)
       Withdrawals                                (1,570,783)          (317,296)          (27,056)         (125,800)         (2,025)
       Annual contract fee                            (2,473)            (4,087)              (92)             (248)             (6)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                        65,921,434         14,647,088         2,940,475           752,582         264,649
                                               -------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       65,495,571         15,667,117         3,035,842         1,071,414         209,340
Contract owners' equity at
    beginning of period                                    0          3,383,761           347,919           241,128          31,788
                                               -------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                                   $ 65,495,571       $ 19,050,878       $ 3,383,761       $ 1,312,542       $ 241,128
                                               =====================================================================================


(11) From commencement of operations, May 3, 1999.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                      SUB-ACCOUNT
                                                    --------------------------------------------------------------------------------
                                                           SPECIAL VALUE FOCUS                                TOTAL
                                                    --------------------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,
                                                          1999              1998                  1999                  1998
                                                    --------------------------------------------------------------------------------
Income:
   Dividends                                         $   250,560        $    57,259        $    845,296,685        $    760,515,175

Expenses:
    Mortality and expense risk
       and administrative charges                         31,506             10,495             178,004,548             140,724,000
                                                    --------------------------------------------------------------------------------
Net investment income (loss)                             219,054             46,764             667,292,137             619,791,175

Net realized gain (loss)                                 (63,717)           (77,295)            555,229,763             367,566,677
Unrealized appreciation
    (depreciation) during the
    period                                               704,186            (50,244)            825,926,613             198,898,651
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                           859,523            (80,775)          2,048,448,513           1,186,256,503

Changes from principal transactions:
       Purchase payments                               2,095,665          1,000,154           2,452,701,028           1,890,721,447
       Transfers between sub-
           accounts and the
           Company                                       665,403            117,665             643,567,683             174,920,177
       Withdrawals                                      (275,556)           (10,841)         (1,597,183,118)           (886,646,495)
       Annual contract fee                                (1,270)               (76)             (4,430,769)             (3,754,865)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                             2,484,242          1,106,902           1,494,654,824           1,175,240,264
                                                    --------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            3,343,765          1,026,127           3,543,103,337           2,361,496,767
Contract owners' equity at
    beginning of period                                1,274,025            247,898          11,149,032,211           8,787,535,444
                                                    --------------------------------------------------------------------------------

Contract owners' equity at end
    of period                                        $ 4,617,790        $ 1,274,025        $ 14,692,135,548        $ 11,149,032,211
                                                    ================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 1999

1. ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-eight sub-accounts of Manufacturers Investment Trust (the Trust) and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes twenty-six contracts, distinguished principally by the level of expenses and surrender charges. These twenty-six contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 30, 31 and 34 (VEN 1, 3, 7, 8, 17, 18, 20, 21,
22, 23, 25, 26, 27, 30, 31 and 34), Venture Vantage Annuity 20, 21, 22, 23, 25
(VTG20, 21, 22, 23, 25), Venture Vision Variable Annuity 5, 6, 25 and 26 (VIS 5, 6, 25 and 26) and Venture No-load Rollover Annuity (MRP).

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is 78.4% owned by The Manufacturers Life Insurance Company
(USA), (ManUSA) and 21.6% by MRL Holding LLC, (MRL). ManUSA and MRL are indirect wholly-owned subsidiaries of the Manufacturers Life Insurance Company (MLI), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 3, 1999, five new sub-accounts, Small Company Blend, Total Return, International Value, US Large Cap Value and Mid Cap Stock commenced operations.

On April 30, 1999, two sub-accounts, Capital Growth Bond and Worldwide Growth, ceased operations and were merged into the Investment Quality Bond and Global Equity sub-accounts, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review, periodically, the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is owned 90% by the Company and 10% by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 34): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(iv) Current Contract Series (VIS 5,6, 25, 26): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(i) Current Contract Series (VTG20, 21, 22, 23, 25): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.15% of the contract value, respectively.

(vi) Current Contract Series (MRP): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:

                                                  PURCHASES             SALES
                                            ------------------------------------

Mid Cap Blend                                  $326,353,442        $427,145,554
Investment Quality Bond Portfolio               103,324,875          83,499,815
Growth and Income Portfolio                     748,865,292         386,155,821
Blue Chip Growth Portfolio                      591,383,750         314,872,806
Money Market Portfolio                        2,549,392,949       2,143,868,753
Global Equity Portfolio                         588,186,069         646,923,753
Global Bond Portfolio                            50,588,524          71,939,421
U.S. Government Securities Portfolio            133,569,431         129,643,520
Diversified Bond Allocation Portfolio            51,328,952          63,516,442
Income & Value Portfolio                        170,745,338         136,850,641
Large Cap Growth Portfolio                      231,014,038         155,761,089
Equity-Income Portfolio                         247,368,634         290,309,516
Strategic Bond Portfolio                         69,523,298         105,564,426
Overseas Portfolio                              380,837,141         344,424,307
Growth Portfolio                                281,014,445         102,881,726
Mid Cap Growth Portfolio                        233,388,727         126,996,629

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                  PURCHASES            SALES
                                               ---------------------------------
International Small Cap Portfolio              $  123,004,361     $  125,627,627
Pacific Rim Emerging Markets Portfolio            179,053,815        139,418,246
Science & Technology Portfolio                    634,748,848        149,153,496
Emerging Small Company Portfolio                  113,235,700         97,160,660
Aggressive Growth Portfolio                       115,965,778         88,684,641
International Stock Portfolio                     373,033,926        346,114,967
Worldwide Growth Portfolio                         14,975,888         50,791,097
Quantitative Equity Portfolio                     156,567,797         47,445,003
Value Trust Portfolio                              55,041,981         64,497,848
Real Estate Securities Portfolio                   19,050,260         23,185,889
Balanced Portfolio                                 76,804,994         45,269,554
High Yield Portfolio                              102,362,334         82,381,909
Capital Growth Bond Portfolio                       4,586,526         14,563,742
Lifestyle Aggressive 1000 Portfolio                24,724,045         32,646,803
Lifestyle Growth 820 Portfolio                     90,261,683        122,767,454
Lifestyle Balanced 640 Portfolio                   92,501,212        120,080,847
Lifestyle Moderate 460 Portfolio                   54,442,620         38,275,565
Lifestyle Conservative 280 Portfolio               50,735,991         31,456,093
Small Company Value Portfolio                      33,013,909         43,405,427
Total Return Portfolio                             75,358,181          9,759,272
US Large Cap Value Portfolio                      126,164,709         12,807,958
International Value Trust Portfolio                48,638,006         22,238,888
Mid Cap Stock Portfolio                            31,573,764          5,069,668
Small Company Blend Portfolio                      35,802,685          3,419,136
Basic Value Focus Portfolio                        17,696,840          1,168,325
Developing Capital Markets Focus Portfolio          3,471,451            768,155
Special Value Focus Portfolio                         947,250            190,008
                                               ---------------------------------

 Total                                         $9,410,649,459     $7,248,702,497
                                               =================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 1998 and the accumulation units and dollar values outstanding at December 31, 1999 are as follows:

                                                        1998                               1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE             VALUE             UNITS             DOLLARS
                                                   ---------------  ---------------------------------------------------
Mid Cap Blend Sub-Account:
   VEN 1 Contracts                                    51.507214         64.95498              12,707    $      825,409
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               31.289551        39.416089          32,325,962     1,274,163,008
   VIS 5,6,25 and 26 Contracts                        22.973151        28.867552           3,038,413        87,711,548
   VTG20 Contracts                                    13.443090        16.909177           4,464,769        75,495,561
   MRP Contracts                                      12.103394        15.307946                 877            13,422
                                                                                 --------------------------------------
                                                                                          39,842,728     1,438,208,948

Investment Quality Bond Sub-Account:
   VEN 1 Contracts                                    22.746879        22.052785               4,129            91,059
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               19.660365        19.039807           8,787,934       167,320,569
   VIS 5,6,25 and 26 Contracts                        13.299876        12.847911           1,766,908        22,701,077
   VTG20 Contracts                                    13.845626        13.388502           2,078,881        27,833,097
   MRP Contracts                                      13.269922        12.902584               1,630            21,025
                                                                                 --------------------------------------
                                                                                          12,639,482       217,966,827

Growth and Income Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               32.976967        38.655938          57,740,268     2,232,004,220
   VIS 5,6,25 and 26 Contracts                        26.056725        30.467742           7,534,499       229,559,163
   VTG20 Contracts                                    15.811724        18.506889          16,079,923       297,589,355
   MRP Contracts                                      13.924321        16.387611              12,932           211,921
                                                                  -----------------------------------------------------
                                                                                          81,367,622     2,759,364,659

Blue Chip Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               21.710674        25.568866          42,817,809     1,094,802,822
   VIS 5,6,25 and 26 Contracts                        22.573222         26.51836           4,836,159       128,246,994
   VTG20 Contracts                                    16.234822        19.091275          10,790,218       205,999,017
   MRP Contracts                                      14.123586        16.700133              10,829           180,841
                                                                                 --------------------------------------
                                                                                          58,455,015     1,429,229,674

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   -------------    ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE              UNITS            DOLLARS
                                                   -------------    ---------------------------------------------------
Money Market Sub-Account:
   VEN 1 Contracts                                    17.283692        17.846774               4,228      $     75,456
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               15.794513        16.291417          38,239,225       622,971,156
   VIS 5,6,25 and 26 Contracts                        11.811952        12.153141           9,394,304       114,170,305
   VTG20 Contracts                                    13.123053        13.515626           9,661,872       130,586,252
   MRP Contracts                                      12.872909        13.331106              78,627         1,048,181
                                                                                 --------------------------------------
                                                                                          57,378,256       868,851,350

Global Equity Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               24.098970        24.633827          25,688,362       632,802,659
   VIS 5,6,25 and 26 Contracts                        18.706100        19.073534           3,181,382        60,680,189
   VTG20 Contracts                                    13.944724        14.232856           2,766,110        39,369,646
   MRP Contracts                                      12.195410        12.516028                 553             6,922
                                                                                 --------------------------------------
                                                                                          31,636,407       732,859,416

Global Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               21.333144        19.632749           6,071,768       119,205,498
   VIS 5,6,25 and 26 Contracts                        14.814388        13.599529             810,534        11,022,877
   VTG20 Contracts                                    13.615563        12.511533             539,336         6,747,926
                                                                                 --------------------------------------
                                                                                           7,421,638       136,976,301

U.S. Government Securities Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               18.587049        18.286918          10,165,983       185,904,501
   VIS 5,6,25 and 26 Contracts                        12.999698        12.757839           1,711,219        21,831,460
   VTG20 Contracts                                    13.651980        13.411398           1,654,589        22,190,357
   MRP Contracts                                      13.159699        12.999097               4,333            56,327
                                                                                 --------------------------------------
                                                                                          13,536,124       229,982,645

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES (CONTINUED)


                                                        1998                                1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS             DOLLARS
                                                   ---------------  -----------------------------------------------------
Diversified Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               18.125951        18.002047           7,516,672      $135,315,483
   VIS 5,6,25 and 26 Contracts                        14.663990        14.527388             783,368        11,380,292
   VTG20 Contracts                                    13.914540          13.7987             782,445        10,796,730
   MRP Contracts                                      13.161158        13.123588                 544             7,134
                                                                                 --------------------------------------
                                                                                           9,083,029       157,499,639

Income & Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               20.742457        22.230152          24,075,423       535,200,302
   VIS 5,6,25 and 26 Contracts                        16.824988        17.986686           1,897,189        34,124,143
   VTG20 Contracts                                    14.398732        15.408317           1,751,346        26,985,288
   MRP Contracts                                      13.179250        14.181104               1,702            24,134
                                                                                 --------------------------------------
                                                                                          27,725,660       596,333,867

Large Cap Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               23.040505        28.465074          10,369,256       295,161,628
   VIS 5,6,25 and 26 Contracts                        18.982681        23.393391             797,949        18,666,730
   VTG20 Contracts                                    14.785253        18.238886           2,373,175        43,284,060
   MRP Contracts                                      13.271688         16.46198                 329             5,422
                                                                                 --------------------------------------
                                                                                          13,540,709       357,117,840

Equity-Income Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               22.054902        22.487758          29,513,793       663,699,024
   VIS 5,6,25 and 26 Contracts                        20.794388         21.14957           3,549,615        75,072,828
   VTG20 Contracts                                    14.249466        14.507362           5,116,706        74,229,906
   MRP Contracts                                      12.464044        12.759601              27,275           348,019
                                                                                 --------------------------------------
                                                                                          38,207,389       813,349,777

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE            VALUE              UNITS             DOLLARS
                                                   ---------------  -----------------------------------------------------
Strategic Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.486687        14.602672          13,422,186      $195,999,784
   VIS 5,6,25 and 26 Contracts                        14.243718        14.321908           2,000,055        28,644,610
   VTG20 Contracts                                    12.761400          12.8443           1,950,430        25,051,911
   MRP Contracts                                      12.280627        12.428556                 316             3,924
                                                                                 --------------------------------------
                                                                                          17,372,987       249,700,229

Overseas Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               12.290162        17.044524          15,431,151       263,016,625
   VIS 5,6,25 and 26 Contracts                        12.168562        16.833813           1,593,099        26,817,931
   VTG20 Contracts                                    12.423604        17.203799           1,571,610        27,037,669
   MRP Contracts                                      11.720466        16.319479                 216             3,517
                                                                                 --------------------------------------
                                                                                          18,596,076       316,875,742

Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               20.739989        28.060585          13,675,398       383,739,682
   VIS 5,6,25 and 26 Contracts                        20.612746        27.818889           1,531,097        42,593,413
   VTG20 Contracts                                    14.959659        20.209678           4,080,687        82,469,376
   MRP Contracts                                      13.655376        18.549262               6,215           115,293
                                                                                 --------------------------------------
                                                                                          19,293,397       508,917,764

Mid-Cap Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               19.002856        27.113084          16,588,508       449,765,600
   VIS 5,6,25 and 26 Contracts                        18.869029           26.855           1,884,223        50,600,809
   VTG20 Contracts                                    15.351927        21.871173           3,358,970        73,464,619
   MRP Contract                                       13.903872        19.917321               3,240            64,535
                                                                                 --------------------------------------
                                                                                          21,834,941       573,895,563

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                                 1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE                UNITS          DOLLARS
                                                   ---------------  -----------------------------------------------------
International Small Cap Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.792077        26.974754           5,445,119      $146,880,743
   VIS 5,6,25 and 26 Contracts                        14.687879        26.718058             677,004        18,088,222
   VTG20 Contracts                                    13.042850        23.749328             744,863        17,689,992
   MRP Contracts                                      12.202690        22.341682               6,651           148,600
                                                                                 --------------------------------------
                                                                                           6,873,637       182,807,557

Pacific Rim Emerging Markets Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                7.695249        12.359297           3,719,990        45,976,459
   VIS 5,6,25 and 26 Contracts                         7.656925          12.2671             382,168         4,688,087
   VTG20 Contracts                                     7.472906        11.984246           1,419,030        17,006,003
   MRP                                                                 18.168886                 224             4,078
                                                                                 --------------------------------------
                                                                                           5,521,412        67,674,627

Science & Technology Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               19.287390        37.943261          16,967,094       643,786,890
   VIS 5,6,25 and 26 Contracts                        19.191525        37.660683           1,876,212        70,659,428
   VTG20 Contracts                                    15.499402        30.445751           6,240,095       189,984,367
   MRP Contracts                                      15.503436        30.621118              15,089           462,031
                                                                                 --------------------------------------
                                                                                          25,098,490       904,892,716

Emerging Small Company Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.381705        24.610648           3,384,328        83,290,514
   VIS 5,6,25 and 26 Contracts                        14.310172        24.427201             409,471        10,002,229
   VTG20 Contracts                                    12.896270        22.035674             918,233        20,233,873
   MRP Contracts                                      11.312902        19.436616               1,703            33,091
                                                                                 --------------------------------------
                                                                                           4,713,735       113,559,707

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
Aggressive Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               12.680777        16.628126           4,630,976      $ 77,004,445
   VIS 5,6,25 and 26 Contracts                        12.617679        16.504105             712,544        11,759,901
   VTG20 Contracts                                    11.910371        15.594503           1,500,020        23,392,064
   MRP Contracts                                      12.027610         15.83478                 325             5,148
                                                                                 --------------------------------------
                                                                                           6,843,865       112,161,558

International Stock Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.337171        18.338932           3,652,874        66,989,812
   VIS 5,6,25 and 26 Contracts                        14.265882        18.202233             760,297        13,839,100
   VTG20 Contracts                                    12.838403        16.397239           1,046,587        17,161,143
                                                                       16.253406                 390             6,339
                                                                                 --------------------------------------
                                                                                           5,460,148        97,996,394

Quantitative Equity Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               20.068624        24.202942           5,781,734       139,934,976
   VIS 5,6,25 and 26 Contracts                        19.968902        24.022598           1,020,245        24,508,931
   VTG20 Contracts                                    15.640646        18.834509           1,707,382        32,157,705
   MRP Contracts                                      14.006399        16.959503               5,575            94,552
                                                                                 --------------------------------------
                                                                                           8,514,936       196,696,164

Value Trust Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.591878        13.987433           5,992,312        83,817,066
   VIS 5,6,25 and 26 Contracts                        14.519332        13.883152           1,253,382        17,400,899
   VTG20 Contracts                                    12.033566        11.517818           1,927,798        22,204,025
   MRP Contracts                                      11.207507        10.786297                 291             3,139
                                                                                 --------------------------------------
                                                                                           9,173,783       123,425,129

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                        1998                                 1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE                UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
Real Estate Securities Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               12.317190        11.174188           1,920,244       $21,457,172
   VIS 5,6,25 and 26 Contracts                        12.255908        11.090818             360,400         3,997,132
   VTG20 Contracts                                    11.158599         10.10793             441,160         4,459,217
   MRP Contracts                                      10.417728         9.488883               1,069            10,139
                                                                                 --------------------------------------
                                                                                           2,722,873        29,923,660

Balanced Sub-Account;
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               16.459454         15.96237           3,662,011        58,454,381
   VIS 5,6,25 and 26 Contracts                        16.377624        15.843343             866,999        13,736,155
   VTG20 Contracts                                    14.397307        13.941569           1,863,512        25,980,277
   MRP Contracts                                      13.203432        12.856009               1,913            24,592
                                                                                 --------------------------------------
                                                                                           6,394,435        98,195,405

High Yield Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.078376        14.993652           6,044,506        90,629,226
   VIS 5,6,25 and 26 Contracts                        14.008370         14.88185           1,590,415        23,668,318
   VTG20 Contracts                                    13.018749        13.844359           2,121,022        29,364,184
   MRP Contracts                                      12.279967        13.130722               2,176            28,579
                                                                                 --------------------------------------
                                                                                           9,758,119       143,690,307

Lifestyle Aggressive 1000 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.134419        15.974195           2,511,100        40,112,804
   VIS 5,6,25 and 26 Contracts                        14.064128        15.855076             190,056         3,013,346
   VTG20 Contracts                                    12.579492        14.195565             832,852        11,822,799
   MRP Contracts                                      11.895710        13.497935               1,566            21,133
                                                                                 --------------------------------------
                                                                                           3,535,574        54,970,082

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                        1998                                1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
Lifestyle Growth 820 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.696667        16.893101          11,564,148      $195,354,327
   VIS 5,6,25 and 26 Contracts                        14.623605        16.767184           1,577,729        26,454,079
   VTG20 Contracts                                    12.985550        14.903883           4,346,395        64,778,160
   MRP Contracts                                      12.159849        14.033145               5,144            72,190
                                                                                 --------------------------------------
                                                                                          17,493,416       286,658,756

Lifestyle Balanced 640 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.664362        16.257312          11,049,450       179,634,356
   VIS 5,6,25 and 26 Contracts                        14.591457        16.136115           1,938,056        31,272,696
   VTG20 Contracts                                    13.059244        14.456141           5,693,341        82,303,734
   MRP Contracts                                      12.282889        13.671696              11,202           153,148
                                                                                 --------------------------------------
                                                                                          18,692,049       293,363,934

Lifestyle Moderate 460 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               15.171965        16.142259           4,878,939        78,757,090
   VIS 5,6,25 and 26 Contracts                        15.096548        16.021927           1,272,100        20,381,491
   VTG20 Contracts                                    13.711730        14.566774           2,395,187        34,890,154
   MRP Contracts                                      12.868825        13.746687              11,142           153,170
                                                                                 --------------------------------------
                                                                                           8,557,368       134,181,905

Lifestyle Conservative 280 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               15.025549        15.439823           3,085,032        47,632,353
   VIS 5,6,25 and 26 Contracts                        14.950846        15.324704             847,076        12,981,193
   VTG20 Contracts                                    13.933826        14.296546           1,593,353        22,779,442
   MRP Contracts                                      13.175636        13.593172               2,572            34,958
                                                                                 --------------------------------------
                                                                                           5,528,033        83,427,946

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                        1998                                 1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE            VALUE                UNITS          DOLLARS
                                                   ---------------  -----------------------------------------------------
Total Return Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                12.255674           3,467,956       $42,502,137
   VIS 5,6,25 and 26 Contracts                                         12.235367             395,881         4,843,748
   VTG20 Contracts                                                     12.243486           1,482,395        18,149,686
                                                                                 --------------------------------------
                                                                                           5,346,232        65,495,571

Small Company Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               11.178700        11.904646           3,361,623        40,018,928
   VIS 5,6,25 and 26 Contracts                        11.143828         11.83789             658,008         7,789,430
   VTG20 Contracts                                    11.157770        11.864553             887,824        10,533,632
                                                                                 --------------------------------------
                                                                                           4,907,455        58,341,990

U.S. Large Cap Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                12.721279           5,189,158        66,012,721
   VIS 5,6,25 and 26 Contracts                                         12.700198             806,506        10,242,789
   VTG20 Contracts                                                      12.70863           3,259,258        41,420,698
                                                                                 --------------------------------------
   MRP                                                                                     9,254,922       117,676,208


Mid Cap Stock Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                 12.48352           1,289,051        16,091,892
   VIS 5,6,25 and 26 Contracts                                         12.462837             142,342         1,773,989
   VTG20 Contracts                                                     12.471106             751,642         9,373,806
                                                                                 --------------------------------------
                                                                                           2,183,035        27,239,687

Small Company Blend Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                15.922213           1,517,759        24,166,076
   VIS 5,6,25 and 26 Contracts                                         15.895877             130,739         2,078,216
   VTG20 Contracts                                                     15.906411             729,934        11,610,624
                                                                                 --------------------------------------
                                                                                           2,378,432        37,854,916

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE            VALUE              UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
International Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                 12.86011          1,412,579      $  18,165,918
   VIS 5,6,25 and 26 Contracts                                          12.83881            138,371          1,776,514
   VTG20 Contracts                                                     12.847324            644,472          8,279,742
                                                                                 --------------------------------------
                                                                                          2,195,422         28,222,174

Basic Value Focus Sub-Account:
   VEN 25,26 and 27 Contracts                         17.018200        20.300779            650,610         13,207,896
   Venture/Vantage                                    12.027400        14.325771            407,865          5,842,982
                                                                                 --------------------------------------
                                                                                          1,058,475         19,050,878

Developing Capital Market Focus  Sub-Account:
   VEN 25,26 and 27 Contracts                          6.389100        10.419795             89,279            930,266
   Venture/Vantage                                     9.694900        15.787402             24,214            382,276
                                                                                 --------------------------------------
                                                                                            113,493          1,312,542

Special Value Focus Sub-Account:
   VEN 25,26 and 27 Contracts                         25.494200        33.685273             81,985          2,761,701
   Venture/Vantage                                    10.568700        13.943374            133,116          1,856,089
                                                                                 --------------------------------------
                                                                                            215,101          4,617,790
                                                                                                    -------------------

                                                                                 TOTAL                 $14,670,567,844
                                                                                                    ===================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                      AUDITED CONSOLIDATED
                      FINANCIAL STATEMENTS



                      THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA



                      Years ended December 31, 1999, 1998 and 1997

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS
                        THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF NORTH AMERICA

                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS


Report of Independent Auditors.............................................1
Audited Consolidated Financial Statements
     Consolidated Balance Sheets...........................................2
     Consolidated Statements of Income.....................................3
     Consolidated Statements of Changes in Shareholder's Equity............4
     Consolidated Statements of Cash Flows.................................5
Notes to Consolidated Financial Statements.................................6

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of North America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of North America (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of North America at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



Boston, Massachusetts
February 28, 2000                                              Ernst & Young LLP

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

CONSOLIDATED BALANCE SHEETS


As at December 31
ASSETS  ($ thousands)                                                                  1999                   1998
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Fixed-maturity securities  available-for-sale,  at fair value (note 3)        $     152,922           $    157,743
(amortized cost:  1999 $156,382; 1998 $152,969)
Short-term investments                                                               41,311                 34,074
Policy loans                                                                          7,049                  5,175
--------------------------------------------------------------------------------------------------------------------
Total investments                                                             $     201,282           $    196,992
--------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                     $      27,790           $     10,320
Accrued investment income                                                             2,630                  3,132
Deferred acquisition costs (note 5)                                                 655,294                449,332
Other assets                                                                         19,341                  6,360
Due from reinsurers                                                                 797,746                641,858
Separate account assets                                                          16,022,215             12,188,420
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $  17,726,298           $ 13,496,414
--------------------------------------------------------------------------------------------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                         $     139,764           $    102,252
Payable to affiliates                                                                10,267                  4,388
Notes payable to affiliates (note 10)                                               311,100                241,000
Deferred income taxes (note 6)                                                       46,533                 23,777
Other liabilities                                                                    50,577                 26,655
Due to reinsurers                                                                   808,599                655,892
Separate account liabilities                                                     16,022,215             12,188,420
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $  17,389,055           $ 13,242,384
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
Common stock (note 8)                                                         $       2,600           $      2,600
Additional paid-in capital (note 8)                                                 207,102                179,053
Retained earnings                                                                   130,145                 70,293
Accumulated other comprehensive (loss) income                                        (2,604)                 2,084
--------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                                    $     337,243           $    254,030
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  17,726,298           $ 13,496,414
--------------------------------------------------------------------------------------------------------------------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

CONSOLIDATED STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                           1999                 1998              1997
--------------------------------------------------------------- ----------------- ------------------- ----------------
REVENUES:
     Fees from separate accounts and policyholder funds           $   218,231            $ 166,498        $  126,636
     Advisory fees and other distribution revenues                    122,662               94,821            67,678
     Premiums                                                             175                    -                 -
     Net investment income (note 3)                                    12,721               12,178             7,906
     Net realized investment (losses) gains (note 3)                     (266)                 719               531
--------------------------------------------------------------- ----------------- ------------------- ----------------
TOTAL REVENUE                                                     $   353,523            $ 274,216        $  202,751
--------------------------------------------------------------- ----------------- ------------------- ----------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $     6,735            $   4,885        $    4,986
     Amortization of deferred acquisition costs (note 5)               44,554               53,499            40,649
     Other insurance expenses (note 11)                               192,834              135,624           100,385
     Financing costs                                                   16,842               12,497            14,268
--------------------------------------------------------------- ----------------- ------------------- ----------------
TOTAL BENEFITS AND EXPENSES                                       $   260,965            $ 206,505        $  160,288
--------------------------------------------------------------- ----------------- ------------------- ----------------
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES             $    92,558            $  67,711        $   42,463
--------------------------------------------------------------- ----------------- ------------------- ----------------
--------------------------------------------------------------- ----------------- ------------------- ----------------
INCOME TAX EXPENSE (NOTE 6)                                       $    32,706            $  23,873        $   15,044
--------------------------------------------------------------- ----------------- ------------------- ----------------
--------------------------------------------------------------- ----------------- ------------------- ----------------
NET INCOME FROM CONTINUING OPERATIONS                             $    59,852            $  43,838        $   27,419
--------------------------------------------------------------- ----------------- ------------------- ----------------
Discontinued operations (note 15):
     Loss from operations, net of tax                             $         -            $       -        $     (141)
     Gain on disposal, net of tax                                 $         -            $     582        $    5,955
--------------------------------------------------------------- ----------------- ------------------- ----------------
NET INCOME                                                        $    59,852            $  44,420        $   33,233
--------------------------------------------------------------- ----------------- ------------------- ----------------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


                                                                                        ACCUMULATED
                                                                          RETAINED         OTHER          TOTAL
                                             COMMON       ADDITIONAL      EARNINGS     COMPREHENSIVE  SHAREHOLDER'S
  ($thousands)                                STOCK    PAID-IN CAPITAL    (DEFICIT)    (LOSS) INCOME     EQUITY
  -------------------------------------------------------------------------------------------------------------------

  Balance at January 1, 1997                  $2,600        $131,322       $(7,360)      $    509       $  127,071
  Capital contribution (note 8)                    -          47,731             -              -           47,731
  Comprehensive income (note 4)                    -               -        33,233            691           33,924
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $2,600        $179,053       $25,873       $  1,200       $  208,726
  Comprehensive income (note 4)                    -               -        44,420            884           45,304
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                  $2,600        $179,053       $70,293       $  2,084       $  254,030
  Capital contribution (note 8)                    -          28,049             -              -           28,049
  Comprehensive income (loss) (note 4)             -               -        59,852         (4,688)          55,164
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                  $2,600        $207,102       $130,145      $ (2,604)      $  337,243
  -------------------------------------------------------------------------------------------------------------------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                          1999        1998          1997

---------------------------------------------------------------------------- --------------  ----------   -----------
OPERATING ACTIVITIES:
Net income                                                                     $     59,852    $ 44,420     $  33,233
Adjustments  to  reconcile  net  income  to  net  cash  used  in  operating activities:
     Amortization of bond discount and premium                                          747         685           401
     Benefits to policyholders                                                        6,735       4,885         4,986
     Provision for deferred income tax                                               24,269       6,872        15,767
     Net realized investment losses (gains)                                             266       (719)         (531)
     Amortization of deferred acquisition costs                                      44,554      53,499        40,649
     Amortization  of deferred  acquisition  costs included in discontinued               -           -         1,707
       operations
     Policy acquisition costs deferred                                             (248,483)   (138,527)     (123,965)
     Gain on disposal of discontinued operations                                         -            -        (9,394)
     Changes in assets and liabilities:
         Accrued investment income                                                      502       (491)          (835)
         Other assets                                                              (12,981)       3,266        (1,396)
         Receivable from affiliates                                                       -       4,605        (4,605)
         Payable to affiliates                                                        5,879       4,644        (1,462)
         Other liabilities                                                           23,922      (1,882)        6,642
---------------------------------------------------------------------------- --------------  ----------   -----------
Net cash used in operating activities                                          $    (94,738)   $(18,743)     $(38,803)
---------------------------------------------------------------------------- --------------  ----------   -----------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                              $     95,139    $ 37,694     $  74,626
Fixed-maturity securities purchased                                                 (99,565)    (50,056)     (118,765)
Equity securities sold                                                                    -           -             1
Equity securities purchased                                                               -           -          (250)
Foreclosed real estate sold                                                               -           -          2,268
Disposal of discontinued operations                                                       -           -         16,338
Net change in short-term investments                                                 (7,237)    (19,082)      (10,697)
Policy loans advanced, net                                                           (1,874)     (1,899)       (2,639)
---------------------------------------------------------------------------- --------------  ----------   -----------
Cash used in investing activities                                              $    (13,537)   $(33,343)    $ (39,118)
---------------------------------------------------------------------------- --------------  ----------   -----------
FINANCING ACTIVITIES:
Net reinsurance consideration                                                  $     (3,181)   $ (7,014)    $  (5,443)
Deposits to policyholder funds                                                       50,351      15,551        20,607
Return of policyholder funds                                                        (19,574)    (10,934)      (15,462)
Increase in notes payable to affiliates                                              70,100      57,464        25,754
Capital contribution by Parent                                                       28,049           -        47,731
---------------------------------------------------------------------------- --------------  ----------   -----------
Cash provided by financing activities                                          $    125,745    $ 55,067     $  73,187
---------------------------------------------------------------------------- --------------  ----------   -----------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                  17,470       2,981        (4,734)
Balance, beginning of year                                                           10,320       7,339        12,073
---------------------------------------------------------------------------- --------------  ----------   -----------
BALANCE, END OF YEAR                                                           $     27,790    $ 10,320     $   7,339
---------------------------------------------------------------------------- --------------  ----------   -----------

See accompanying notes.

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA"), is a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial."

         MNA owns 100% of The Manufacturers Life Insurance Company of New York (hereinafter referred to as "MNY") and is the managing member with a 90% interest in Manufacturers Securities Services, LLC ("MSS"). MNY owns a 10% interest in MSS. MNA, MNY and MSS are hereinafter referred to collectively as "the Company."

         MNA issues individual and group annuity contracts in forty-eight states, excluding New York and New Hampshire. Prior to July 1, 1998, MNA also issued individual variable life insurance contracts. MNY issues individual and group annuity contracts and individual life insurance contracts in New York. Amounts invested in the fixed portion of the contracts are allocated to the general accounts of the Company or noninsulated separate accounts of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in shares of the various portfolios of the Manufacturers Investment Trust (hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Prior to October 1, 1997, NASL Financial Services Inc. ("NASL Financial"), a subsidiary of MNA, acted as investment adviser to MIT and as principal underwriter of the variable contracts issued by the Company. Effective October 1, 1997, MSS, the successor to NASL Financial, replaced NASL Financial as the investment adviser to MIT and as the principal underwriter of all variable contracts issued by MNA. MSS also acts as the principal underwriter for the variable contracts and is the exclusive distributor for all contracts issued by MNY.

         On October 31, 1998, MNA transferred a 10% interest in the members' equity of MSS to MNY as a contribution of capital valued at $175.

2.       SIGNIFICANT ACCOUNTING POLICIES

      A) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States and include the accounts and operations, after intercompany eliminations, of the Company and its majority and wholly-owned subsidiaries, MSS and MNY.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

      B) RECENT ACCOUNTING STANDARDS

         i) In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). SFAS No. 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999, the FASB issued Statement 137, which delayed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company is evaluating the accounting implications of SFAS No. 133 and has not determined its potential impact on the Company's results of operations or its financial condition.

         ii) In December 1997, the American Institute of Certified Public Accountant's Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on the recognition and measurement of liabilities for various assessments related to insurance activities, including those by state guaranty funds. The Company adopted SOP 97-3 during 1999. Prior to the adoption of SOP 97-3, the Company expensed and recognized liabilities for such assessments on a "pay-as-you-go" basis. The effect of adopting SOP 97-3 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

         iii) In March 1998, AcSEC issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires the capitalization of certain costs incurred in connection with developing or obtaining internal-use software. The Company adopted SOP 98-1 during 1999. Prior to the adoption of SOP 98-1, the Company expensed internal-use software-related costs as incurred. The effect of adopting the SOP 98-1 was to increase net income by $1,039 for the year ended December 31, 1999.

      C) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective-interest method.

         The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

         For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost, which approximates fair value.

      D) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with a maturity date of three months or less at acquisition to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      E) DEFERRED ACQUISITION COSTS (DAC)

         Commissions, net of commission allowances for reinsurance ceded, and other expenses which vary with, and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional nonparticipating individual insurance policies is charged to expense over the premium-paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits, assuming the unrealized gains or losses on securities had been realized at year end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

      F) POLICYHOLDER LIABILITIES

         Policyholder liabilities equal the policyholder account value for the fixed portions of annuity, variable life and investment pension contracts with no substantial mortality or morbidity risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

      G) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      H) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded as revenue when due.

         MSS and formerly NASL Financial (collectively the Adviser) are responsible for managing the corporate and business affairs of MIT and act as investment adviser to MIT. As compensation for its investment advisory services, the Adviser receives advisory fees based on the daily average net assets of the portfolios. The Adviser, as part of its advisory services, is responsible for selecting and compensating subadvisers to manage the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Board of Trustees of MIT. The Company's discontinued operations include the compensation of NASL Financial for investment advisory fees and subadviser compensation from the North American Funds ("NAF") through October 1, 1997, the date the Company sold NAF. Subadviser compensation for MIT is included in other insurance expenses.

     I)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      J) FINANCING AGREEMENTS

         MNA has entered into various financing agreements with reinsurers and an affiliated company. All assets and liabilities related to these contracts are reported on a gross basis. Due to the nature of MNA's products, these agreements are accounted for under the deposit method whereby the net premiums paid to the reinsurers are recorded as deposits.

      K) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

      L) RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

      A) FIXED-MATURITY SECURITIES

         At December 31, 1999, the amortized cost and fair value of fixed-maturity securities available for sale are summarized as follows:

                                                                   GROSS             GROSS
                                           AMORTIZED COST       UNREALIZED     UNREALIZED LOSSES      FAIR VALUE
         AS AT DECEMBER 31,                                        GAINS
         ($ thousands)                       1999      1998      1999    1998    1999     1998        1999      1998
         ------------------------------ ---------- ---------- -------- ------- --------- -------- --------- ---------
         U.S. government                $  28,634  $ 18,266   $    94  $1,144  $  (740)    $ (28) $  27,988  $ 19,382
         Corporate                         92,532   100,705       122   3,376   (2,486)      (35)    90,168   104,046
         Mortgage-backed                   28,234    16,812        27     131     (406)      (68)    27,855    16,875
         Foreign governments                5,924    16,129        23     151        -        (8)     5,947    16,272
         States/political subdivisions      1,058     1,057         -     111       94)        -        964     1,168
         ------------------------------ ---------- ---------- -------- ------- --------- -------- --------- ---------
         TOTAL FIXED-MATURITY           $ 156,382  $152,969   $   266  $4,913  $(3,726)    $(139)  $152,922  $157,743
         SECURITIES
         ------------------------------ ---------- ---------- -------- ------- --------- -------  --------- ---------

         Proceeds from sales of fixed-maturity securities during 1999 were $81,874 (1998, $23,780; 1997, $53,325).

         The contractual maturities of fixed-maturity securities at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                    AMORTIZED COST           FAIR VALUE
         -----------------------------------------------------------------------------------------------------------
         FIXED-MATURITY SECURITIES
            One year or less                                                  $ 42,477              $ 42,567
            Greater than 1; up to 5 years                                       49,172                48,582
            Greater than 5; up to 10 years                                      18,299                17,505
            Due after 10 years                                                  18,200                16,413
            Mortgage-backed securities                                          28,234                27,855
         -----------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES                                      $156,382              $152,922
         -----------------------------------------------------------------------------------------------------------

         Fixed-maturity securities with a fair value of $6,108 and $6,105 at December 31, 1999 and 1998, respectively, were on deposit with, or in custody accounts on behalf of, state insurance departments to satisfy regulatory requirements.

      B) INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1999               1998              1997
         -----------------------------------------------------------------------------------------------------------
         Fixed-maturity securities                                $9,945            $ 9,904            $7,250
         Short-term investments                                    2,960              2,503             1,126
         Other invested assets                                         -                 19                 -
         -----------------------------------------------------------------------------------------------------------
         Gross investment income                                  12,905             12,426             8,376
         -----------------------------------------------------------------------------------------------------------
         Investment expenses                                        (184)              (248)             (470)
         -----------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                   $12,721           $ 12,178            $7,906
         -----------------------------------------------------------------------------------------------------------

         The gross realized gains and losses on the sales of investments were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                 1999               1998               1997
         -----------------------------------------------------------------------------------------------------------
         Fixed-maturity securities:
           Gross realized gains                                        $311               $724               $788
           Gross realized losses                                       (577)                (5)                (7)
         Equity securities
           Gross realized losses                                          -                  -               (250)
         -----------------------------------------------------------------------------------------------------------
         NET REALIZED (LOSS) GAIN                                     ($266)              $719               $531
         -----------------------------------------------------------------------------------------------------------

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                            1999         1998         1997
          ---------------------------------------------------------------- -------------- ------------ -------------
          NET INCOME                                                           $ 59,852    $  44,420     $ 33,233
          ---------------------------------------------------------------- -------------- ------------ -------------
          OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX:
            Unrealized holding (losses) gains arising during the period          (4,861)       1,351        1,036
             Less:
             Reclassification  adjustment  for  realized  (losses)  gains
          included In net income                                                   (173)         467          345
          ---------------------------------------------------------------- -------------- ------------ -------------
          Other comprehensive (loss) income                                      (4,688)         884          691
          ---------------------------------------------------------------- -------------- ------------ -------------
          COMPREHENSIVE INCOME                                                 $ 55,164    $  45,304     $ 33,924
          ---------------------------------------------------------------- -------------- ------------ -------------

         Other comprehensive (loss) income is reported net of income taxes (benefit) of $(1,513), $476, and $372 for 1999, 1998, and 1997,
         respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1999                1998             1997
         ----------------------------------------------- -------------------- ------------------- ------------------
         Balance at January 1                                 $   449,332         $   364,983           $ 290,610
         Capitalization                                           248,483             138,527             123,965
         Amortization                                             (44,554)            (53,499)            (40,649)
         Amortization included in discontinued                          -                   -              (1,707)
           operations
         Amortization included in gain on disposal of                   -                   -              (6,943)
           discontinued operations
         Effect of net unrealized losses (gains) on                 2,033                (679)               (293)
           securities available-for-sale
         ----------------------------------------------- -------------------- ------------------- ------------------
         BALANCE AT DECEMBER 31                               $   655,294         $   449,332           $ 364,983
         ----------------------------------------------- -------------------- ------------------- ------------------


6.       INCOME TAXES

         The components of income tax expense from continuing operations were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                    1999             1998              1997
         ----------------------------------------------------- ----------------- ----------------- -----------------
         Current expense (benefit)                                  $    8,437         $ 17,001           $  (723)
         Deferred expense                                               24,269            6,872            15,767
         ----------------------------------------------------- ----------------- ----------------- -----------------
         TOTAL EXPENSE                                               $  32,706         $ 23,873           $15,044
         ----------------------------------------------------- ----------------- ----------------- -----------------

         Significant components of the Company's net deferred tax liability are as follows:

         -----------------------------------------------------------------------------------------------------------
         AS AT DECEMBER 31
         ($ thousands)                                                                     1999               1998
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
            Financing arrangements                                                    $     136         $    1,289
            Unrealized losses on securities available for sale                            1,048                  -
         -----------------------------------------------------------------------------------------------------------
         Gross deferred tax assets                                                        1,184              1,289
            Valuation allowance                                                            (657)                 -
         -----------------------------------------------------------------------------------------------------------
         Net deferred tax assets                                                            527              1,289
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred policy acquisition costs                                           (43,559)           (22,017)
            Unrealized gains on securities available-for-sale                                 -             (1,122)
            Other                                                                        (3,501)            (1,927)
         -----------------------------------------------------------------------------------------------------------
         Total deferred tax liabilities                                                 (47,060)           (25,066)
         -----------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                                   $ (46,533)        $  (23,777)
         -----------------------------------------------------------------------------------------------------------

         As of December 31, 1999, the Company had $3,460 of unrealized capital losses in its available-for-sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has therefore, established a valuation allowance for the amount in excess of the available capital gains. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company is a member of the MWLH-affiliated group, filing a consolidated federal income tax return. MNA and MNY file separate state income tax returns. The method of allocation between the companies is subject to a written tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to MNA or MNY will not be more than either company would have paid on a separate-return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which are settled periodically.

         The Company made estimated tax payments of $11,077, $12,516 and $531 in 1999, 1998 and 1997, respectively.

7.       FINANCING AND REINSURANCE AGREEMENTS

         The financing agreements entered into with reinsurance companies relate primarily to the products sold by MNA. Most of MNA's reinsured products are considered investment products under generally accepted accounting principles and, as such, the reinsurance agreements are considered financing arrangements and are accounted for under the deposit method. Under this method, net premiums received by the reinsurer are recorded as deposits. Financing transactions have been entered into primarily to improve cash flow and statutory capital.

         The Company has entered into two indemnity coinsurance agreements to reinsure 100% of all contractual liabilities arising from the fixed portion of both in-force and new variable annuity business written by the Company. Under these agreements, each reinsurer, one unaffiliated and one affiliated, receives the fixed portion of all premiums and transfers received by the Company. Each reinsurer reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the reinsured business.

         The Company has modified coinsurance agreements with two unaffiliated life insurance companies. The treaties cover the quota share of all elements of risk under the variable portion of certain variable annuity policy forms. Another treaty, recaptured in 1999, with an unaffiliated life insurance company covered the variable portion of certain annuity contracts written prior to December 31, 1996.

         The Company has treaties with three reinsurers, two unaffiliated and one affiliated, to reinsure its Minimum Death Benefit Guarantee risk. In addition, the Company reinsures a portion of its risk related to waiving surrender charges at death. The Company is paying the reinsurers an asset- based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

         The Company has a treaty with an unaffiliated reinsurer to reinsure a quota share of the variable portion of the Company's variable life insurance contracts. In addition, the reinsurer assumes the product's net amount at risk in excess of the Company's retention limit on a yearly renewable term basis.

         During 1998, MNY entered into reinsurance agreements with various reinsurers to reinsure face amounts in excess of $100 for its traditional nonparticipating insurance product. To date, there have been no reinsurance recoveries under these agreements.

         In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company and, accordingly, the Company periodically monitors the financial condition of its reinsurers.

         The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits or a significant change in the ownership of the Company. The Company does not have any reinsurance agreements in effect under which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8.       SHAREHOLDER'S EQUITY

         The Company has one class of capital stock:

         AS AT DECEMBER 31:
         ($ thousands)                                                                         1999             1998
         ---------------------------------------------------------------- -------------------------- ----------------
         AUTHORIZED:
             3,000 Common shares, par value $1,000
         ISSUED AND OUTSTANDING:
             2,600 Common shares                                                            $ 2,600           $2,600
         ---------------------------------------------------------------- -------------------------- ----------------

         In December 1999, the Company received a capital contribution of $28,049 from MWLH.

         In October 1997, the Company received a capital contribution of $47,731 from MWLH to support expansion of its New York operations.

         The net assets of MNA and MNY available to MWLH as dividends are generally limited to, and cannot be made except from, earned statutory basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Insurance Commissioners of the States of Delaware and New York is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         Net (loss) income and capital and surplus, as determined in accordance with statutory accounting principles for MNA and MNY were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1999               1998              1997
         -----------------------------------------------------------------------------------------------------------
         MNA:
            Net (loss) income                                   $ (2,524)          $ 28,067          $ 22,259
            Net capital and surplus                              171,094            157,940           139,171
         MNY:
            Net income (loss)                                        932             (5,678)           (1,562)
            Net capital and surplus                               63,470             62,881            68,336
         -----------------------------------------------------------------------------------------------------------

         State regulatory authorities prescribe statutory accounting practices that differ in certain respects from accounting principles generally accepted in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances and reserve calculation assumptions.

         MNA's broker dealer subsidiary, MSS, is subject to the Securities and Exchange Commission's (SEC) "Net Capital Rule" as defined under rule 15c3-1. At December 31, 1999 and 1998, the net capital of the broker dealer exceeded the SEC's minimum capital requirements.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilized various services provided by MLI in 1999, 1998 and 1997, such as legal, personnel, investment accounting and other corporate services. The charges for these services were approximately $11,751, $12,752 and $8,229 in 1999, 1998 and 1997, respectively. At
         December 31, 1999 and 1998, the Company had a net liability to MLI for these services and interest accrued on notes payable of $8,341 and $180, respectively. At December 31, 1999 and 1998, the payable is offset by a receivable from MIT and MLI for expenses paid on their behalf of $434 and $792, respectively. In addition, the Company has an intercompany payable to MWLH relating to federal income taxes of $2,360 and $5,000 reflected in the intercompany payable at December 31, 1999 and 1998, respectively.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 7, 8, 10, 12, 13 and 14 for additional related-party transactions).

10.      NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT

         MNA has promissory notes from The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") for $291,100 including an additional borrowing of $70,100 during 1999. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 32.5 basis points and is payable in quarterly installments. Principal and accrued interest are payable within 45 days of demand. Accrued interest payable at December 31, 1999 and 1998 is $834 and $419, respectively.

         MNA has a surplus note of $20,000 with interest at 8% due to ManUSA. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments and interest accruals can be made only upon prior approval of the Insurance Department of the State of Delaware.

         MNA and MNY have unsecured lines of credit with State Street Bank and Trust Company totaling $15,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advances under the lines of credit at December 31, 1999 and 1998.

         Interest expense and interest paid in 1999 were $15,546 and $15,250, respectively (1998 $13,506 and $16,861; 1997 $10,887 and $9,354).

11.      OTHER INSURANCE EXPENSES

         Other insurance expenses were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                1999               1998                1997
         -----------------------------------------------------------------------------------------------------------
         Selling and administrative expenses                      $69,757             $49,732             $42,581
         Subadvisory fees                                          53,118              38,701              26,364
         General operating expenses                                69,959              47,191              31,440
         -----------------------------------------------------------------------------------------------------------

         TOTAL
                                                                 $192,834            $135,624            $100,385
         -----------------------------------------------------------------------------------------------------------

12.      EMPLOYEE BENEFITS

      A) EMPLOYEE RETIREMENT PLAN

         Prior to July 1, 1998, MNA and MNY, participated in a noncontributory defined benefit pension plan (the Nalaco Plan) sponsored by MLI, covering its employees. A similar plan (the Manulife Plan) also existed for ManUSA. Both plans provided pension benefits based on length of service and final average earnings. Vested benefits were fully funded; current pension costs were funded as they accrue.

         Effective July 1, 1998, the Nalaco Plan was merged into the Manulife Plan as approved by the Board of Directors of MLI. The merged plan was then restated as a cash balance pension plan entitled "The Manulife Financial U.S. Cash Balance Pension Plan" (Cash Balance Plan). Participants in the two prior plans ceased accruing benefits under the old plan effective June 30, 1998, and became participants in the Cash Balance Plan on July 1, 1998. Also effective July 1, ManUSA became the sponsor of the Cash Balance Plan. Each participant who was a participant in one of the prior plans received an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the prior plan, using Pension Benefit Guaranty Corporation rates (PBCG). Future contribution credits under the Cash Balance Plan vary by service, and interest credits are a function of the interest rate levels. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Cash Balance Plan is a life annuity, with various optional forms available.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 1999, 1998 or 1997 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 1999, the projected benefit obligation based on an assumed interest rate of 7.5% was $68,410. The fair value of plan assets invested in ManUSA's general fund deposit administration insurance contracts was $86,777.

         Prior to July 1, 1998, MNA also participated in an unfunded Supplemental Executive Retirement Plan (Manulife SERP) sponsored by MLI for executives. This was a non-qualified plan that provides defined pension benefits in excess of limits imposed by the law to those retiring after age 50 with 10 or more years of vesting service, and the pension benefit is a final average benefit based on the executive's highest 5-year average earnings. Compensation was not limited by, and benefits were not restricted by the Internal Revenue Code Section 415.

         Effective July 1, 1998, the Manulife SERP was restated to become a supplemental cash balance plan, and each participant in the SERP who became a participant in the restated plan was provided with an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the SERP, using PBGC rates. Future contribution credits vary by service, and interest credits are a function of interest rate levels. These annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in Internal Revenue Code Section 401(a)(17). In addition, a one time contribution may be made for a participant if it is determined at the time of their termination of employment that the participant's pension benefit under the Cash Balance Plan is limited by Internal Revenue Code Section 415. Together, these contributions serve to restore to the participant the benefit that they would have been entitled to under the Cash Balance Plan's benefit formula but for the limitation in Internal Revenue Code Sections 401(a)(17) and 415. Benefits are provided to participants after three years. The default form of payment under the plan is a lump sum although participants may elect to receive payment in the form of an annuity provided that such election is made within the time period prescribed in the plan. If an annuity form of payment is elected, the amount payable is equal the actuarial equivalent of the participant's balance under the supplemental Cash Balance Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the qualified Cash Balance Plan.

      B) 401(K) PLAN

         Prior to July 1, 1998, the Company also sponsored a defined contribution plan, the North American Security Life 401(k) Savings Plan, which was subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). A similar plan, the Manulife Financial 401K Savings Plan, also existed for employees of ManUSA. These two plans were merged on July 1, 1998 into one defined contribution plan sponsored by ManUSA, as approved by the Board of Directors on March 26, 1998. The Company contributed $300, $285 and $353 in 1999, 1998 and 1997, respectively.

      C) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the other postretirement benefit plan of ManUSA which provides retiree medical and life insurance benefits to those who have attained age 55 with ten or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65, coverage and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The other postretirement benefit cost of the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA.

 13.     LEASES

         In January 1999, ManUSA entered into a new sublease agreement on behalf of the Company. In September 1999, the Company surrendered its old office space and was released from its lease commitment. The Company moved into the new office space in September 1999 with payments to the landlord commencing January 1, 2000. The free rent from September to December 1999 is being amortized over the term of the lease. For the years ended December 31, 1999, 1998 and 1997, the Company incurred rent expenses of $3,105, $1,617 and, $1,316, respectively. The Company also leases various office equipment under operating lease agreements.

         The minimum lease payments associated with the office space and various office equipment under operating lease agreements are as follows:

         YEAR ENDED:            MINIMUM LEASE PAYMENTS
         ------------------------------------------------------
           2000                            4,028
           2001                            4,012
           2002                            4,008
           2003                            3,994
           2004 and after                 19,234
         ------------------------------------------------------

         Total                           $35,276
         ------------------------------------------------------

14.      GUARANTEE AGREEMENT

         Pursuant to a guarantee agreement, MLI unconditionally guarantees that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under the fixed portion of the variable annuity contracts issued by MNA. The guarantee covers the outstanding fixed portion of variable annuity contracts, including those issued prior to the date of the guarantee agreement.

15.      DISCONTINUED OPERATIONS

         On May 6, 1997, MNA signed a letter of intent to sell its mutual fund operations. This disposal has been accounted for as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, which, among other provisions, required the plan of disposal to be carried out within one year. On October 1, 1997, the Company sold its advisory operations for NAF and the pre-existing deferred commission assets related to the mutual fund operations. In 1998, related to the sale, the Company received a contingent payment of $1,000, before income taxes, less an adjustment of $105 to the final settlement of the purchase price. For 1998 and 1997, the Company realized a gain of $895 and $9,161, before applicable taxes of $313 and $3,206, respectively. Included in the gain for 1997 is a provision of $10, before applicable taxes of $3, for the loss from continuing operations during the phase-out period. Expenses of $223 in 1997 were incurred on the sale and netted against the realized gain.

         The operating results related to discontinued operations are summarized as follows:

         FOR THE YEAR ENDED DECEMBER 31
         ($ thousands)                                           1997
         ------------------------------------------  -------------------

         Advisory fees, commissions
            and distribution revenues                      $     4,605
         ------------------------------------------  -------------------
         Loss from operations before income tax            $      (217)
            benefit
         Income tax benefit                                         76
         ------------------------------------------  -------------------

         Loss from operations, net of tax                  $      (141)
         ------------------------------------------  -------------------

16.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                           1999                           1998
      ---------------------------------------- ----------------------------- -------------------------------
      ($ thousands)                            CARRYING VALUE   FAIR VALUE    CARRYING VALUE    FAIR VALUE
      ---------------------------------------- ---------------- ------------ ----------------- -------------
      ASSETS:
          Fixed-maturity securities                 152,922        152,922         157,743        157,743
          Short-term investments                     41,311         41,311          34,074         34,074
          Policy loans                                7,049          7,049           5,175          5,175
          Cash and cash equivalents                  27,790         27,790          10,320         10,320
          Due from reinsurers                       797,746        797,746         641,858        641,858
          Separate account assets                16,022,215     16,022,215      12,188,420     12,188,420

      LIABILITIES:
          Policyholder liabilities and              139,764        137,717         102,252         98,312
             accruals
          Due to reinsurers                         808,599        808,599         655,892        655,892
          Notes payable to affiliates               311,100        311,100         241,000        241,000
          Separate account liabilities           16,022,215     16,022,215      12,188,420     12,188,420
      ----------------------------------------  -----------    -----------     -----------   ------------

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Short-Term Investments and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policy Loans:  Carrying values approximate fair values.

         Due from Reinsurers: Fair value is equal to deposits made under the contract and approximates the carrying value.

         Separate Account Assets and Liabilities: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability.

         Due to Reinsurers: Amounts on deposit from and payable to reinsurers reflects the net reinsured cash flow related to financing agreements which is primarily a current liability. As such, fair value approximates carrying value.

         Notes Payable to Affiliates: Fair value is considered to approximate carrying value as the majority of notes payable are at variable interest rates that fluctuate with market interest rate levels.

17.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                     PART C


                               OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:
                              Old Name                                                        New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A
North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:
                              Old Name                                                        New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:
                              Old Name                                                        New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements


                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account) Filed herein.



                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company) Filed herein.


         (b)      Exhibits

                  (1)      (i)      Resolution of the Board of Directors of
                                    North American Security Life Insurance
                                    Company establishing the NASL Variable
                                    Account -- Previously filed as Exhibit
                                    (b)(1)(i) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                           (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 -- Previously filed as Exhibit
                                    (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                           (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iii) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.

                           (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.

                           (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Previously filed as Exhibit (b)(1)(v) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (i)      Underwriting Agreement between North
                                    American Security Life Insurance Company
                                    (Depositor) and NASL Financial Services,
                                    Inc. (Underwriter) - Previously filed as
                                    Exhibit (b)(3)(i) to post-effective
                                    amendment no. 6 to Form N-4 filed March 1,
                                    1999.

                           (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc. -- Previously filed as Exhibit
                                    (b)(3)(ii) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.

                           (iii) Amendment to Promotional Agent Agreement - Previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                           (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Previously filed as Exhibit
                                    (b)(3)(iv) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (4)      (i)      (A)      Specimen Flexible Purchase Payment
                                             Individual Deferred Combination
                                             Fixed and Variable Annuity
                                             Contract, Non-Participating
                                             (v20/21) -- Previously filed as
                                             Exhibit (b)(4)(i)(A) to
                                             post-effective amendment no. 4 to
                                             Form N-4 filed February 25, 1998.

                                    (B)      Specimen Flexible Purchase Payment
                                             Individual Deferred Combination
                                             Fixed and Variable Annuity
                                             Contract, Non-Participating (v7) --
                                             Previously filed as Exhibit
                                             (b)(4)(i)(B) to post-effective
                                             amendment no. 4 to Form N-4 filed
                                             February 25, 1998.

                           (ii)     (A)   (1)         Specimen Endorsements to
                                                      Contract (v20/21): (i)
                                                      Individual Retirement
                                                      Annuity Endorsement; (ii)
                                                      ERISA Tax Sheltered
                                                      Annuity Endorsement; (iii)
                                                      Tax-sheltered Annuity
                                                      Endorsement; (iv)
                                                      Qualified Plan Endorsement
                                                      Section 401 Plans --
                                                      Previously filed as
                                                      Exhibit (b)(4)(ii)(A)(1)
                                                      to post-effective
                                                      amendment no. 4 to Form
                                                      N-4 filed February 25,
                                                      1998.

                                           (2)        Specimen Endorsements to
                                                      Contract (v20/21): (i)
                                                      ERISA Tax Sheltered
                                                      Annuity Endorsement; (ii)
                                                      Tax-sheltered Annuity
                                                      Endorsement; (iii)
                                                      Qualified Plan Endorsement
                                                      Section 401 Plans, (iv)
                                                      Simple Individual
                                                      Retirement Annuity
                                                      Endorsement; (v) Fixed
                                                      Account Endorsement; (vi)
                                                      Death Benefit Endorsement
                                                      -- Previously filed as
                                                      Exhibit (b)(4)(ii)(A)(2)
                                                      to post-effective
                                                      amendment no. 4 to Form
                                                      N-4 filed February 25,
                                                      1998.

                                    (B)      (1)      Specimen Death Benefit
                                                      Endorsement to Flexible
                                                      Purchase Payment
                                                      Individual Deferred
                                                      Variable Annuity Contract,
                                                      Non-Participating (v7)
                                                      --Previously filed as
                                                      Exhibit (b)(4)(ii)(B)(1)
                                                      to post-effective
                                                      amendment no. 4 to Form
                                                      N-4 filed February 25,
                                                      1998.

                                             (2)      Specimen Endorsements to
                                                      Contract (v7): (i)
                                                      Individual Retirement
                                                      Annuity Endorsement; (ii)
                                                      Retirement Equity Act
                                                      Endorsement; (iii)
                                                      Tax-sheltered Annuity
                                                      Endorsement; (iv)
                                                      Qualified Plan Endorsement
                                                      Section 401 Plans --
                                                      Previously filed as
                                                      Exhibit (b)(4)(ii)(B)(2)
                                                      to post-effective
                                                      amendment no. 4 to Form
                                                      N-4 filed February 25,
                                                      1998.

                                    (C)      Specimen Death Benefit Endorsement
                                             to Venture 3 Contract,
                                             Non-Participating --Previously
                                             filed as Exhibit (b)(4)(ii)(C) to
                                             post-effective amendment no. 4 to
                                             Form N-4 filed February 25, 1998

                                    (D)      Change of Name Endorsement --
                                             Incorporated by reference to
                                             Exhibit (4)(v) to post-effective
                                             amendment no 1 to Form S-1, file
                                             number 333-6011, filed October 9,
                                             1997.

                                    (E)      Fixed Account Endorsement (v20/21)
                                             - Previously filed as Exhibit
                                             (b)(4)(ii)(E) to post-effective
                                             amendment no. 6 to Form N-4 filed
                                             March 1, 1999.

                                    (F)      Roth Individual Retirement Annuity
                                             Endorsement - Previously filed as
                                             Exhibit (b)(4)(ii)(F) to
                                             post-effective amendment no. 6 to
                                             Form N-4 filed March 1, 1999.

                           (iii)    Guaranteed Income Rider (v20/21) --
                                    Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.


                  (5)      (i)      Specimen Application for Flexible
                                    Purchase Deferred Combination Fixed and
                                    Variable Annuity Contract, Non-Participating
                                    (v20/21) - Previously filed as Exhibit
                                    (b)(5)(i) to post-effective amendment no. 8 to Form N-4 filed February 28, 2000.


                           (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(5)(B) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (6)      (i)      Certificate of Incorporation of North
                                    American Security Life Insurance Company
                                    --Incorporated by reference to Exhibit
                                    (3)(i) to Form 10Q of The Manufacturers Life
                                    Insurance Company of North America, filed
                                    November 14, 1997.

                           (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 --Incorporated by reference to Exhibit
                                    (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                           (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                           (vi)     Amended and Restated By-laws of The
                                    Manufacturers Life Insurance Company of
                                    North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (7)       (i)     Contract of reinsurance in connection
                                    with the variable annuity contracts being offered - Form of Reinsurance and Accounts
                                    Receivable Agreements between North American
                                    Security Life Insurance Company and ITT
                                    Lyndon Life, effective December 31, 1993 and amendments thereto -- Previously filed as Exhibit (b)(7)(i) to post-effective amendment no. 4 to Form N-4 filed February
                                    25, 1998.

                           (ii)(A)(i) Contract of reinsurance in connection with variable annuity contracts being offered - Reinsurance and Guaranteed Death Benefits Agreement between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 (v20/21) -- Previously filed as Exhibit
                                        (b)(7)(ii) to post-effective amendment
                                        no. 2 to Form N-4, file number 33-76162
                                        filed March 1,
                                        1996.

                              (A)(ii) Contract of reinsurance in connection with variable annuity contracts being offered - Reinsurance and Guaranteed Death Benefits Agreement between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 (Ven 20 Series) - Previously filed as Exhibit
                                        (b)(7)(ii)(A)(ii) to post-effective
                                        amendment no. 6 to Form N-4 filed March
                                        1, 1999.

                              (B)(i) Contract of reinsurance in connection with variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 (v7) -- Previously filed as Exhibit (b)(7)(i) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.

                              (B)(ii) Amendment to Contract of reinsurance in connection with variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 (v7) - Previously filed as Exhibit
                                        (b)(7)(ii)(B)(ii) to post-effective
                                        amendment no. 6 to Form N-4 filed March
                                        1, 1999.

                              (C)(i) Contract of reinsurance in connection with variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract Ven 3 between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 -- Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.

                              (C)(ii) Amendment to Contract of reinsurance in connection with variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract Ven 3 between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 - Previously filed as Exhibit
                                        (b)(7)(ii)(C)(ii) to post-effective
                                        amendment no. 6 to Form N-4 filed March
                                        1, 1999.

                           (iii)(A) Contract of reinsurance in connection with
                                    the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Swiss Re America, effective
                                    August 1, 1995 (v20/21 and 7) --Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                              (B) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance

                                    Company and Swiss Re America, effective July
                                    1, 1998 (VEN20/7 Series) Previously filed as
                                    Exhibit (b)(7)(iii)(B) to post-effective amendment no. 6 to Form N-4 filed March 1, 1999.

                              (C) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Swiss Re America, effective July
                                    1, 1995, amended July 1, 1998 (v3) -
                                    Previously filed as Exhibit (b)(7)(iii)(C) to post-effective amendment no. 6 to Form N-4 filed March 1, 1999.

                           (iv) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Reinsurance Agreement between North
                                    American Security Life Insurance Company and
                                    PaineWebber Life Insurance Company,
                                    effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                           (v)      Coinsurance Agreement between The
                                    Manufacturers Life Insurance Company of
                                    North America and Peoples Security Life
                                    Insurance Company, effective June 30, 1995
                                    --Incorporated by reference to Exhibit
                                    (10)(iv) to Pre-effective Amendment no. 1 to
                                    Form S-1, file number 333-6011, filed
                                    January 29, 1997.

                           (vi) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Form of Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Merrill Lynch Life Insurance
                                    Company effective January 1, 1997
                                    --Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998

                           (vii)    Coinsurance Agreement between The
                                    Manufacturers Life Insurance Company of
                                    North America and The Manufacturers Life
                                    Insurance Company (USA) - Incorporated by reference to Exhibit 10(ix) to Form 10K, file number 333-6011, filed March 30, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


                           (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed April 29, 1997.



                           (ii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Filed herein.


                  (9)      (A)      Opinion of Counsel and consent to its
                                    use as to the legality of the securities being registered (v20/21) (June 28, 1994) --
                                    Previously filed as Exhibit (b)(9)(A) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                           (B) Opinion of Counsel and consent to its use as to the legality of the securities being registered (v7) (April 24, 1989) -- Previously filed as Exhibit (b)(9)(B) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (10) Written consent of Ernst & Young LLP, independent auditors - Filed herein.

                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

                  (13)     (A)      Schedules of computations (v20/21) --
                                    Previously filed as Exhibit (b)(13) to
                                    post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                           (B) Schedules of computations (v7) -- Previously filed as Exhibit (b)(13) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.

                  (14)     Financial Data Schedule -- Not Applicable.

                  (15)     (i)      Power of Attorney - John D. Richardson
                                    (Director, North American Security Life
                                    Insurance Company) -- Previously filed as
                                    Exhibit (15)(iii) to post-effective
                                    amendment no. 2 to Form N-4, file number
                                    33-76162 filed April 29, 1997.

                           (ii) Power of Attorney - David W. Libbey, Principal Financial Officer, North American Security Life Insurance Company -- Incorporated by reference to Exhibit
                                    (24)(ii) to Form 10Q of The Manufacturers
                                    Life Insurance Company of North America
                                    filed November 14, 1997.

                           (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) - Incorporated by reference to Exhibit (14)(iv) to post-effective amendment no. 1 to Form N-4, file number 333-38081 filed April 19, 1999.

Item 25.          Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal
Business Address                           Position with Manulife North America

James R. Boyle                             Director and President
500 Boylston Street
Boston, MA  02116

John D. DesPrez III                        Director and Chairman of the Board of
73 Tremont Street                          Directors
Boston, MA  02108

John D. Richardson                         Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W 1E5

Name and Principal
Business Address                            Position with Manulife North America

Robert Boyda                                Vice President, Investment
73 Tremont Street                           Management Services
Boston, MA  01208

James D. Gallagher                          Vice President, Secretary and
73 Tremont Street                           General Counsel
Boston, MA  02108


Kevin S. Hill                               Vice President, Business
500 Boylston Street                         Implementation
Boston, MA  01226


Brian A. Kroll                              Vice President, Product Development
500 Boylston Street
Boston, MA  01226

David W. Libbey                             Vice President, Treasurer & Chief
500 Boylston Street                         Financial Officer
Boston, MA 02116

Janet Sweeney                               Vice President, Human Resources
73 Tremont Street
Boston, MA 02108


Jonnie M. Smith                             Vice President, Customer Service and
500 Boylston Street                         Administration
Boston, MA  02116


John G. Vrysen                              Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

MANULIFE FINANCIAL CORPORATION
Corporate Organization as at December 31, 1999

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)

1.       Manulife Data Services Inc. - Barbados (100%)

2.       MF Leasing (Canada) Inc. - Ontario (100%)

         2.1      1332953 Ontario Inc. - Ontario (100%)

3.       Enterprise Capital Management Inc. - Ontario (20%)

4.       Cantay Holdings Inc. - Canada (100%)

5.       994744 Ontario Inc. - Ontario (100%)

6.       3426505 Canada Inc. - Canada (100%)

7.       Family Realty First Corp. - Ontario (100%)

8.       Manulife Bank of Canada - Canada (100%)

9.       Manulife Securities International Ltd. - Canada (100%)

10.      NAL Resources Limited - Alberta (100%)

11.      Manulife International Capital Corporation Limited - Ontario (100%)

         11.1.    Golf Town Canada Inc. - Canada (100%)

    11.2. Regional Power Inc. - Ontario (100%)


        11.2.1. Addalam Power Corporation - Philippines

        11.2.2. La Regionale Power Angliers Inc. - Canada (100%)

        11.2.3. La Regionale Power Port-Cartier Inc. - Canada (100%)

    11.3. VFC Inc. - Canada (100%)

    11.4. 1198184 Ontario Limited - Ontario (100%)

12. 1293319 Ontario Inc. - Ontario (100%)

13. FNA Financial Inc. - Canada (100%)

    13.1. Elliott & Page Limited - Ontario (100%)

    13.2. Seamark Asset Management Ltd. - Canada (67.86%)

    13.3. NAL Resources Management Limited - Canada (100%)

        13.3.1. Caravan Oil & Gas Ltd. -Alberta (12.2%)

        13.3.2. Carrack Energy Inc. - Alberta (16%)

    13.4. First North American Insurance Company - Canada (100%)

14. MLI Resources Inc. - Alberta (100%)

15. Stylus Exploration Inc. - Alberta (100%)

16. Manucab Ltd. - Canada (100%)

    16.1. Plazcab Service Limited - Newfoundland (100%)

17. The Manufacturers Investment Corporation - Michigan (100%)

    17.1. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)

        17.1.1. Manulife Reinsurance Limited - Bermuda (100%)

            17.1.1.1. MRL Holding, LLC - Delaware (99%)

        17.1.2. MRL Holding, LLC - Delaware (1%)

            17.1.2.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (22.4%)

        17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)

            17.1.3.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (77.6%)

                17.1.3.1.1. Manulife Wood Logan, Inc. - Connecticut (100%)

                17.1.3.1.2. The Manufacturers Life Insurance Company of North
                            America - Delaware (100%)

                     17.1.3.1.2.1. Manufacturers Securities Services, LLC -
                                   Delaware (90%)

                     17.1.3.1.2.2. The Manufacturers Life Insurance Company of
                                   New York - New York (100%)

                         17.1.3.1.2.2.1 Manufacturers Securities Services, LLC -
                                        Delaware (10%)

            17.1.3.2. Flex Leasing 1, LLC - Delaware (50%)

            17.1.3.3. Ennal, Inc. - Ohio (100%)

            17.1.3.4. ESLS Investment Limited, LLC - Ohio (100%)

            17.1.3.5. Thornhill Leasing Investments, LLC - Delaware (90%)

            17.1.3.6. The Manufacturers Life Insurance Company of America -
                      Michigan (100%)

                  17.1.3.6.1.    Manulife Holding Corporation - Delaware (100%)

                         17.1.3.6.1.1. ManEquity, Inc. - Colorado (100%)

                         17.1.3.6.1.2. Manufacturers Adviser Corporation -
                                       Colorado (100%)

                         17.1.3.6.1.3. Manulife Capital Corporation - Delaware
                                       (100%)

                                 17.1.3.6.1.3.1. MF Private Capital, Inc. -
                                                 Delaware (80.4%)

                                         17.1.3.6.1.3.1.1. MF Private Capital
                                                           Securities, Inc. -
                                                           Delaware (100%)

                                         17.1.3.6.1.3.1.2. MFPC Ventures, Inc.
                                                           - Delaware (100%)

                                         17.1.3.6.1.3.1.3. MFPC Insurance
                                                           Advisors, Inc. -
                                                           Delaware (100%)

                         17.1.3.6.1.4. Manulife Property Management of
                                       Washington, D.C. Inc. - Washington, D.C.
                                       (100%)

                         17.1.3.4.1.5. ManuLife Service Corporation - Colorado
                                       (100%)

                         17.1.3.4.1.6. Manulife Leasing Co., LLC. - Delaware
                                       (80%)

18. Manulife International Investment Management Limited - U.K. (100%)

    18.1. Manulife International Fund Management Limited - U.K. (100%)

19. WT(SW) Properties Ltd. - U.K. (100%)

20. Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

21. Manulife International Holdings Limited - Bermuda (100%)

    21.1.Manulife Provident Funds Trust Company Limited - Hongkong (100%)

    21.2.Manulife (International) Limited - Bermuda (100%)

        21.2.1. Zhong Hong Life Insurance Co. Ltd. - China (51%)

    21.3.Manulife Funds Direct (Barbados) Limited - Barbados (100%)

        21.3.1. Manulife Funds Direct (Hong Kong) Limited - Hongkong (100%)

        21.3.2. Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)

22. ManuLife (International) Reinsurance Limited - Bermuda (100%)

    22.1.Manufacturers Life Reinsurance Limited - Barbados (100%)

    22.2. Manufacturers P&C Limited - Barbados (100%)

    22.3. Manulife Management Services Ltd. - Barbados (100%)

23. Chinfon-Manulife Insurance Company Limited - Bermuda (60%)

24. Manulife Century Investments (Bermuda) Limited - Bermuda (13%)

25. Manulife Century Investments (Alberta) Inc. - Alberta (100%)

    25.1 Manulife Century Investments (Bermuda) Limited - Bermuda (87%)

        25.1.1 Daihyaku System Service Co. Ltd. - Japan (90%)

    25.2 Manulife Century Investments (Luxembourg) S.A. - Luxembourg (100%)

        25.2.1 Manulife Century Investments (Netherlands) B.V. - Netherlands (100%)

            25.2.1.1 Daihyaku Manulife Holdings (Bermuda) Limited - Bermuda
                     (100%)

                25.2.1.1.1 Manulife Century Life Insurance Company - Japan
                           (8.8%)

            25.2.1.2 Manulife Century Life Insurance Company - Japan (74.6%)

                25.2.1.2.1 Daihyaku System Service Co. Ltd. - Japan (10%)

                25.2.1.2.2 Manulife Century Business Company - Japan (100%)

                25.2.1.2.3 Kyoritsu Confirm Co., Ltd. - Japan (9.1%)

                25.2.1.2.4 Daihyaku Premium Collection Co., Ltd. - Japan (10%)

            25.2.1.3 Kyoritsu Confirm Co., Ltd. - Japan (90.9%)

            25.2.1.4 Daihyaku Premium Collection Co., Ltd. - Japan (57%)

26. P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)

    26.1. P.T. Buanadays Sarana Informatika - Indonesia (100%)

    26.2. P.T. Asuransi Jiwa Arta Mandiri Prime- Indonesia (100%)

27. OUB Manulife Pte. Ltd. - Singapore (50%)

28. The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines (100%)


Item 27.  Number of Contract Owners.


As of March 31, 2000, the following table lists the number of qualified and non-qualified contracts of the series offered hereby outstanding.



                        Contract               Qualified            Non-Qualified
                          Ven 1                    16                    10

                          Ven 3                  2,378                  3,692

                          Ven 7                  24,614                32,335

                        Ven 20/21                41,710                42,300

Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.


Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       Name of Investment Company                  Capacity in which acting

         Manufacturers Investment Trust              Investment Adviser

         The Manufacturers Life Insurance            Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance            Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance            Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance            Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under Item 25.

c.       None

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400, Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 26th day of April, 2000.


                                  The Manufacturers Life Insurance
                                  Company of North America Separate
                                  Account A
                                  (Registrant)


                          By:      The Manufacturers Life Insurance
                                   Company of North America
                                   (Depositor)


                          By:      /s/ JAMES R. BOYLE
                                   James R. Boyle, President


Attest:

/s/ JAMES D. GALLAGHER
James D. Gallagher, Secretary


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 26th day of April, 2000 in the City of Boston, and Commonwealth of Massachusetts.


                                   The Manufacturers Life Insurance
                                   Company of North America
                                   (Depositor)



                          By:      /s/ JAMES R. BOYLE
                                   James R. Boyle, President


Attest:


/s/ JAMES D. GALLAGHER
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 26th day of April, 2000.

         SIGNATURE                           TITLE


         *                                   Director and Chairman
         John D. DesPrez III                 of the Board


         /s/ JAMES R. BOYLE                  Director
         James R. Boyle                      (Principal Executive Officer)


         *                                   Director
         John D. Richardson


         /s/ DAVID W. LIBBEY                 Vice President, Treasurer
         David W. Libbey                     and Chief Financial Officer
                                             (Principal Financial Officer)


         *By: /s/ JAMES D. GALLAGHER
                  James D. Gallagher
                  Attorney-in-Fact
                  Pursuant to Powers
                  of Attorney

                                  EXHIBIT INDEX

Exhibit No.       Description

(8)(ii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc.

(10)              Written consent of Ernst & Young LLP, independent auditors